UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Custodian
Funds
March 31, 2022
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Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2022, the U.S.
economy continued to recover from the COVID-19 pandemic
amid declining unemployment, rising wages and growing
business confidence. Although investors became concerned
that new, swiftly spreading COVID-19 variants could hinder
the economic recovery, growth accelerated in 2021’s
fourth quarter as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation remained
elevated during the reporting period, given supply and
demand imbalances related to the pandemic, higher energy
prices exacerbated by Russia’s invasion of Ukraine, and
broader price pressures.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage ongoing U.S. economic activity,
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve decreased its
monthly asset purchases starting in November 2021,
increased its tapering in subsequent months and ended
purchases in March 2022. In support of its goal of achieving maximum employment and returning annual inflation to 2%
over the long term, the Federal Reserve raised the federal
funds rate by 0.25%, from a level of 0.25% to 0.50% at its
March meeting.
The 10-year U.S. Treasury yield was 1.52% on September
30, 2021, and it increased to 2.32% by the end of March
2022. In this environment, the prices of U.S. stocks, as
measured by the Standard & Poor’s
®
500 Index (S&P
500
®
), rose 5.17%, (the index increasing from 4,307.54 to
4,530.41).
1 ,2
Reflecting the rise in interest rates, investment-
grade bonds, as measured by the Bloomberg U.S.
Aggregate Bond Index (Bloomberg Index), posted a -5.92%
total return (an index decrease from 2,352.55 to 2,215.38),
which includes reinvestment of interest income.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Custodian Funds’ semiannual report, covering
Franklin DynaTech Fund, Franklin Focused Growth Fund,
Franklin Growth Fund, Franklin Income Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund,
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Custodian Funds
This letter reflects our analysis and opinions as of March 31,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright
©
2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +5.92% (index total return resulting in an increase from 8,994.83 to 9,527.46).
3. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin DynaTech Fund 4
Franklin Focused Growth Fund 10
Franklin Growth Fund 16
Franklin Income Fund 21
Franklin U.S. Government Securities Fund 28
Franklin Utilities Fund 33
Financial Highlights and Schedules of Investments 38
Financial Statements 107
Notes to Financial Statements 117
Shareholder Information 143
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +5.92% total return for the six
months ended March 31, 2022.
1
Stocks benefited from the
continued economic recovery, as strong household balance
sheets helped consumers drive growth. However, elevated
demand combined with supply chain disruptions led to the
highest inflation since 1982. Russia’s invasion of Ukraine
late in the six-month period injected further uncertainty
into financial markets, provoking significant volatility in
commodity and equity prices. Rising interest rates also
pressured stocks, as borrowing costs began to increase from
historically low levels.
The U.S. economy continued to recover, and gross domestic
product growth was robust in the fourth quarter of 2021
as strong consumer spending and business investment
in growing inventories supported the economy. However,
rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks. U.S.
consumer spending on goods remained strong, adding
to pressure on the prices of many products. Energy costs
also rose, as oil prices increased significantly, driven by
greater global demand and sanctions on Russia, one of the
world’s largest oil producers. The personal consumption
expenditures index, a measure of inflation, rose dramatically during the period, representing the highest 12-month
increase in decades. The unemployment rate declined from
4.7% in September 2021 to 3.6% in March 2022 as job
openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50%, the first such increase since 2018. The Fed
noted in its March 2022 meeting that strength in the U.S.
job market and continued inflationary pressure, exacerbated
by the war in Ukraine, meant it anticipated making further
increases to the federal funds target rate. Furthermore, the
Fed said it expected to begin reducing its bond holdings at a future meeting.
The foregoing information reflects our analysis and opinions as of March 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund
This semiannual report for Franklin DynaTech Fund covers
the period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a -16.80% cumulative
total return for the six months under review. In comparison, the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +1.54%.
1
Also for comparison, the
broad U.S. stock market, as measured by the Standard &
Poor’s 500 Index (S&P 500), posted a +5.92% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the six months under review, the Fund’s prolonged
stretch of gains reversed into significant and widespread
losses, with most of the selling occurring in November 2021
through February 2022 (while October 2021 and March 2022
were up months for the Fund). In general, many investors
expressed their valuation concerns by divesting innovative
and high-tech companies that held the potential to disrupt
lots of businesses in the future but offered little or no
earnings in the present. The Fund was broadly undermined
by an investment style rotation in the equity market as U.S.
and global growth stocks, whose valuations were negatively
impacted by rising interest rates, declined substantially more than their value-oriented counterparts.
Portfolio Composition
3/31/22
% of Total
Net Assets
Software 25.1%
Semiconductors & Semiconductor Equipment 14.1%
IT Services 9.2%
Internet & Direct Marketing Retail 7.8%
Life Sciences Tools & Services 7.3%
Health Care Equipment & Supplies 6.8%
Interactive Media & Services 6.3%
Automobiles 3.0%
Capital Markets 2.9%
Pharmaceuticals 1.8%
Health Care Technology 1.7%
Electronic Equipment, Instruments &
Components 1.6%
Technology Hardware, Storage & Peripherals 1.5%
Electric Utilities 1.2%
Other 8.4%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
43
.

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
Despite the headwinds, the Fund continued to focus its
investments within innovation, believing that this is one
way to potentially outperform the market over the long-
term. Innovation rarely adopts or performs linearly. Instead, innovation is often spastic, violent and filled with stories of tremendous breakthroughs as well as failure, in our view.
Platforms can move forward faster than we expect as well
as regress, and the goal in owning a portfolio of innovative companies is to level this movement out. Throughout the
period, we continued to believe that investing in the merits of a core strategy that focuses on long-term secular growth
companies with compounding revenue, earnings and free
cash flow—and with strong and sustainable competitive
advantages due to changes in the economy and the path of
innovation over the next three-, five- and 10-year periods—
remains sound.
Eight out of 11 equity sector allocations were net
detractors from performance in absolute terms, including
double-digit percentage losses for three of our largest
allocations: information technology (IT), communication
services and health care; when combined, these holdings
comprised a significant portion of the overall portfolio at the beginning of the period, so their impact on overall results
was considerable. Given investors’ flight from growth-
oriented equities, the Fund’s broad-based declines among
entertainment and interactive media companies in the
communication services sector, as well as services and
software companies in the IT sector, were key areas of
weakness, as was a much smaller portion of the portfolio
dedicated to life sciences tools and services companies in
the health care sector.
Among these core sector allocations, communication
services posted the largest overall declines by far. Within
the group, entertainment industry companies such as Sea, a
Singapore-based consumer internet company and Roblox,
an online game platform and metaverse-based game
creator were standout detractors. Within IT, a host of internet commerce-enabling and payment platform companies were
among the notable detractors—including Shopify, PayPal
Holdings (not held at period-end), Twilio, Block (formerly
Square, not held at period-end) and Adyen—though nearly
all of our positions in this industry suffered double-digit
percentage declines as they collectively shed about a third
of their equity value. Among software developers, absolute
returns were hindered foremost by DocuSign, an e-signature
and electronic contract management company (not held at
period-end), HubSpot, a platform for inbound marketing,
sales, and customer service, and Intuit, a financial and tax preparation software company.
Within health care, the Fund was invested in 19 different
life sciences tools and services industry companies, all
but one of which traded lower over the span of October
2021 to March 2022. The largest detractors among them
included Repligen, which develops materials used in the
manufacture of biological drugs, and China-based contract
research organization Wuxi Biologics Cayman (not held at
period-end). All but one of our positions in the biotechnology industry also came under substantial selling pressure, none
more so than Moderna, a biotechnology company that
develops therapeutics and vaccines (not held at period-
end), and Natera, a diagnostic company that develops
and commercializes molecular testing services (not held at
period-end).
Most of the Fund’s remaining assets were dedicated to
consumer discretionary companies, which also suffered
widespread losses. In particular, all but one out of 10 stocks in the internet retail space were out of favor including top detractor MercadoLibre, which has a commanding presence
in Latin American e-commerce and fintech. Elsewhere in the
portfolio, our much smaller exposures to financial services, industrials, materials and consumer staples (allocation
eliminated by period-end) also sold off.
Conversely, the declines described above were partially
offset by minimal contributions from our limited holdings in the utilities, real estate and energy sectors (comprising a
very small portion of total net assets at period-end). The only notable contributor within this group was NextEra Energy
in the utilities sector, which operates as the world's largest
Top 10 Holdings
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 6.8%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 5.2%
Software, United States
Alphabet, Inc. 4.7%
Interactive Media & Services, United States
NVIDIA Corp. 4.6%
Semiconductors & Semiconductor Equipment,
United States
Tesla, Inc. 3.0%
Automobiles, United States
ServiceNow , Inc. 2.6%
Software, United States
Thermo Fisher Scientific, Inc. 2.5%
Life Sciences Tools & Services, United States
Danaher Corp. 2.5%
Life Sciences Tools & Services, United States
Mastercard , Inc. 2.4%
IT Services, United States
ASML Holding NV 2.1%
Semiconductors & Semiconductor Equipment,
Netherlands

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
generator of renewable energy from the wind and sun and a
world leader in battery storage.
All of the Fund’s other key contributors were individual
holdings that reduced the losses within sectors that were
net detractors. However, it was a relatively short list with a combined positive impact that was dwarfed by the
previously noted detractors. They tended to be profitable
companies that were dealing with robust demand,
including semiconductor manufacturer’s NVIDIA and
GLOBALFOUNDRIES, and SiTime, a silicon timing systems
solution developer, and large, established tech giants such
as Microsoft, Apple and Alphabet, within the IT sector. Some of the other outliers to the upside included electric vehicle maker Tesla within the automobiles industry, managed
healthcare and insurance provider UnitedHealth Group,
within health care providers and services, Inspire Medical
Systems, a developer of implantable neurostimulation
systems to treat obstructive sleep apnea and STERIS, a
manufacturer of medical and surgical equipment, within
health care technology specialists and equipment makers,
and select software makers including cybersecurity company
Palo Alto Networks and Synopsys, a developer of software-
based designing solutions for the semiconductor industry.
Thank you for your continued participation in Franklin
Dynatech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -16.80% -21.37%
1-Year -4.27% -9.53%
5-Year +154.23% +19.16%
10-Year +361.05% +15.86%
Advisor
6-Month -16.69% -16.69%
1-Year -4.03% -4.03%
5-Year +157.44% +20.82%
10-Year +372.77% +16.81%
See page 8 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Investments in fast-growing industries, like the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in government regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The
Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–3/31/22)
Share Class
Long-Term
Capital Gain
A $2.2173
C $2.2173
R $2.2173
R6 $2.2173
Advisor $2.2173
Total Annual Operating Expenses
4
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value an d expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $832.01 $3.53 $1,021.08 $3.89 0.77%
C $1,000 $828.93 $6.94 $1,017.34 $7.66 1.52%
R $1,000 $831.02 $4.67 $1,019.83 $5.15 1.02%
R6 $1,000 $833.41 $2.03 $1,022.71 $2.24 0.44%
Advisor $1,000 $833.10 $2.38 $1,022.33 $2.63 0.52%

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Semiannual Report
Franklin Focused Growth Fund
This semiannual report for Franklin Focused Growth Fund
covers the period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing in an
equity securities portfolio of approximately 20–50 companies that we believe offers a compelling trade-off between growth opportunity, business and financial risk and valuation.
Performance Overview
The Fund’s Class A shares posted a -13.51% cumulative
total return for the six months under review.
1
In comparison,
the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +1.54%.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the six months under review, the Fund’s absolute
returns were hindered by a sustained and widespread
equity selloff for technology, media and telecommunications
companies foremost. This trend was felt most heavily in
the Fund’s information technology (IT) and communication
services sector allocations, which comprised well over half
of the portfolio’s composition. In general, many investors
expressed their valuation concerns by divesting many
innovative companies that held the potential to disrupt lots of businesses in the future but offered little or no earnings in the present. The Fund was also broadly undermined by the
equity market’s investment-style rotation as growth stocks,
whose valuations were negatively impacted by rising interest rates, declined substantially more than their value-oriented counterparts.
In this environment, seven out of 11 equity sector allocations were net detractors from performance in absolute terms,
while the four that advanced, consumer staples, utilities,
real estate and energy had only a minor positive impact on
overall results as they averaged a smaller portion of total net assets.
Portfolio Composition
3/31/22
% of Total
Net Assets
Software 21.4%
Semiconductors & Semiconductor Equipment 16.1%
Internet & Direct Marketing Retail 11.1%
IT Services 8.4%
Health Care Equipment & Supplies 7.9%
Automobiles 6.0%
Interactive Media & Services 5.7%
Life Sciences Tools & Services 5.1%
Food & Staples Retailing 4.7%
Electric Utilities 4.1%
Capital Markets 2.3%
Equity Real Estate Investment Trusts (REITs) 2.1%
Personal Products 1.3%
Aerospace & Defense 1.1%
Other 4.2%
Short-Term Investments & Other Net Assets (1.5)%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 53 .

Franklin Focused Growth Fund

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Semiannual Report
More than half of the Fund’s overall losses occurred in the IT sector, where our IT services and software holdings suffered steep, double-digit percentage declines. A collection of
e-commerce business, transaction, and payment platform
companies were among the notable detractors, including
Shopify, Adyen, PayPal Holdings (not held at period-end)
and Block (formerly Square, not held at period-end), and
they collectively shed more than a third of their equity value.
Among software developers, absolute results were hindered
mainly by HubSpot, a platform for inbound marketing, sales,
and customer service, Procore Technologies, a cloud-
based construction management platform, DocuSign, an
e-signature and electronic contract management company
(not held at period-end), and Adobe, a specialized software
for content creation and publication company (not held at
period-end).
Overall, the Fund had a smaller exposure to communication
services companies. However, they had a disproportionately
negative impact on returns and posted the largest
overall decline of any sector allocation. Within the group,
entertainment industry companies such as Sea Limited, a
Singapore-based internet company and Roblox, an online
game platform and metaverse-based game creator (not held
at period-end), were standout detractors, as were social
media platforms like Meta Platforms (not held at period-end)
and Snap (not held at period-end).
To a lesser extent, the Fund also experienced widespread
losses in the health care sector as all but one of our related holdings traded lower. The largest detractors among them
included China-based contract research organization Wuxi
Biologics Cayman (not held at period-end) and Repligen,
which develops materials used in the manufacture of
biological drugs. Our positions in technology-focused
health care equipment and supplies stocks also came
under substantial selling pressure as Veeva Systems, an
R&D cloud platform for pharmaceutical and life sciences
industry applications, IDEXX Laboratories, a manufacturer
of animal health products, and Intuitive Surgical, a
manufacturer of robotic technologies used for surgeries,
pulled back following prolonged rallies in 2020 and 2021.
Elsewhere in the portfolio, weakness was evident in the
consumer discretionary sector as MercadoLibre, which has
a commanding presence in Latin American e-commerce and
fintech, and electric vehicle manufacturer Rivian Automotive
(not held at period-end) sold off substantially.
Conversely, the declines described above were partially
offset by an overall gain in the consumer staples sector
that was centered on a big rally for Costco Wholesale, a
membership-only big box retailer. Our solitary investment in the utilities sector, NextEra Energy, which operates as the
world's largest generator of renewable energy from the wind
and sun and a world leader in battery storage, was a modest
contributor. Individual gains in the real estate and energy
sectors came from SBA Communications, a tech-focused
real estate investment trust and global oilfield services
provider Baker Hughes.
All of the Fund’s other key contributors were individual
holdings that reduced the losses within sectors that were
net detractors. However, it was a relatively short list with a combined positive impact that was dwarfed by the
previously noted detractors. They tended to be profitable
companies that were dealing with robust demand, including
semiconductor manufacturer’s NVIDIA and Taiwan
Semiconductor Manufacturing (not held at period-end),
and large, established tech giants such as Microsoft and
Alphabet. Some of the other outliers to the upside included
electric vehicle maker Tesla within the automobiles industry, software industry standout Synopsys, a developer of
software based designing solutions for the semiconductor
industry, Chinese multinational technology and entertainment conglomerate Tencent Holdings (not held at period-end),
and Amazon.com in the internet retail industry. Although
from a wider perspective, investors have embraced Amazon
as a multinational technology company focused not just on
e-commerce but also on its rapidly expanding business in
cloud computing, digital streaming and artificial intelligence.
Notably, we eliminated the Fund’s exposure to China-based
companies over the span of October 2021 through March
2022, as we found more compelling investment opportunities
Top 10 Holdings
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 10.5%
Software, United States
Amazon.com, Inc. 10.1%
Internet & Direct Marketing Retail, United States
NVIDIA Corp. 8.1%
Semiconductors & Semiconductor Equipment,
United States
Tesla, Inc. 6.0%
Automobiles, United States
Alphabet, Inc. 5.7%
Interactive Media & Services, United States
Costco Wholesale Corp. 4.7%
Food & Staples Retailing, United States
NextEra Energy, Inc. 4.1%
Electric Utilities, United States
Mastercard, Inc. 4.0%
IT Services, United States
Danaher Corp. 3.9%
Life Sciences Tools & Services, United States
ASML Holding NV 3.9%
Semiconductors & Semiconductor Equipment,
Netherlands

Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
that were not tied to Beijing’s increasingly stringent and
opaque regulatory regime.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -13.51% -18.26%
1-Year 0.00% -5.50%
5-Year +150.93% +18.85%
Since Inception (4/13/16)
5
+192.42% +12.79%
Advisor
6-Month -13.38% -13.38%
1-Year +0.26% +0.26%
5-Year +154.17% +20.51%
Since Inception (4/13 /16)
5
+196.91% +20.02%
See page 14 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramati-
cally if the company fails to meet those projections. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 1/31/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Since Inception returns are based on the performance inception date of 4/13/16.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–3/31/22)
Share Class
Long-Term
Capital Gain
A $0.1756
C $0.1756
R $0.1756
R6 $0.1756
Advisor $0.1756
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.37%
Advisor 0.85% 1.12%

Your Fund’s Expenses
Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $864.90 $5.12 $1,019.44 $5.54 1.10%
C $1,000 $862.00 $8.59 $1,015.70 $9.30 1.85%
R $1,000 $863.90 $6.27 $1,018.20 $6.79 1.35%
R6 $1,000 $866.60 $3.39 $1,021.30 $3.67 0.73%
Advisor $1,000 $866.20 $3.95 $1,020.70 $4.28 0.85%

franklintempleton.com
Semiannual Report
Franklin Growth Fund
This semiannual report for Franklin Growth Fund covers the
period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a -2.14% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s 500 Index (S&P 500), which is a
broad measure of U.S. stock performance, posted a +5.92%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
The investment manager’s process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (“ESG”) factors on the
long-term risk and return profile of a company.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in the report.
Manager’s Discussion
For the six months under review, the Fund’s returns lagged
those of the benchmark. The bulk of relative weakness
was stock specific, with most of the pressure coming from
holdings in the information technology (IT) and health care
sectors.
Technology companies faced headwinds over the period
that included rising bond yields, COVID-19 variants, rotation into more cyclical corners of the market and profit-taking
following tech’s multi-year gains. Weakness in the IT sector came from a position in cloud communications platform
company Twilio, which saw a modest pullback in its equity
value but is still one of the world’s top growth stocks of
the past five years. Twilio processes text messages, calls,
videos, and other content for mobile and we regard it
as a high-quality company and key player in the digital
transformation of businesses. In the software industry,
cloud company ServiceNow underperformed and negatively
Portfolio Composition
3/31/22
% of Total
Net Assets
Software 17.0%
Semiconductors & Semiconductor Equipment 7.3%
Life Sciences Tools & Services 6.2%
IT Services 5.9%
Technology Hardware, Storage & Peripherals 4.9%
Health Care Equipment & Supplies 4.8%
Interactive Media & Services 4.5%
Internet & Direct Marketing Retail 4.5%
Capital Markets 4.4%
Aerospace & Defense 4.3%
Pharmaceuticals 4.1%
Machinery 3.8%
Road & Rail 3.7%
Electronic Equipment, Instruments &
Components 3.0%
Other* 21.4%
Short-Term Investments & Other Net Assets 0.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
60
.

Franklin Growth Fund

franklintempleton.com
Semiannual Report
impacted results. Overall, we have large exposure to the
industry where we see accelerated growth trends in cloud
computing services. Conversely, select semiconductor
stocks rallied during the period including NVIDIA. Once
mostly a graphics chip company, NVIDIA now participates
in nearly every disruptive tech trend—cloud computing,
cryptocurrency mining, artificial intelligence, autonomous
cars, and even the metaverse. Chipmakers in general
have been benefiting from an ongoing favorable demand
environment.
In the health care sector, a selloff in Chinese biotech stocks followed reports of possible U.S. sanctions against some
companies in the industry and had a negative impact on
Hong Kong-based Wuxi Biologics Cayman, which we exited
over the period. In the consumer discretionary sector, our
underweight in Tesla detracted from relative returns, though contributed to absolute performance. The shares of the
electric carmaker reached record highs as vehicle deliveries surged.
In contrast, the Fund benefited most from stock selection
and an underweighting in the communication services
sector, where an underweight position in technology
conglomerate Meta Platforms (formerly Facebook) helped
relative returns. The company faced heightened scrutiny
from regulators for failing to properly address misinformation and other troubling behavior on its sites. Meta also blamed
the ongoing headwinds from platform changes at Apple (also
a Fund holding) as well as the impact of supply chain and
inflationary pressures on advertising dollars and decreased
user engagement due to competition. Our lower exposure
than the benchmark to Meta helped mitigate the relative
impact of the stock’s substantial decline. Elsewhere, stock
selection in the industrials sector delivered two of the top five relative contributors during the period, Union Pacific
and Northrop Grumman. Railroad operator Union Pacific
performed better than most of its peers, helped by strong
pricing and cargo yields, while Northrop Grumman started
seeing a recovery in the aerospace market.
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Robert Rendler, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 5.1%
Software, United States
Apple, Inc. 4.9%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 4.5%
Internet & Direct Marketing Retail, United States
Alphabet, Inc. 4.2%
Interactive Media & Services, United States
NVIDIA Corp. 2.8%
Semiconductors & Semiconductor Equipment,
United States
Union Pacific Corp. 2.4%
Road & Rail, United States
ServiceNow , Inc. 2.2%
Software, United States
Intuit, Inc. 2.0%
Software, United States
Mastercard , Inc. 2.0%
IT Services, United States
Northrop Grumman Corp. 1.8%
Aerospace & Defense, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of March 31, 2022
Franklin Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -2.14% -7.52%
1-Year +7.55% +1.64%
5-Year +114.31% +15.16%
10-Year +283.44% +13.74%
Advisor
6-Month -2.02% -2.02%
1-Year +7.82% +7.82%
5-Year +117.03% +16.76%
10-Year +293.16% +14.67%
See page 19 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. While the Fund historically has focused on larger companies, it may invest up to 25% of its assets in small, relatively new and/
or unseasoned companies, which involves additional risks, as these companies may have less certain growth prospects and limited or less developed product lines or markets, and less secure financing. Growth stock prices can be volatile, particularly over the short term. The Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–3/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A – $0.0588 $13.7618 $13.8206
C – $0.0588 $13.7618 $13.8206
R – $0.0588 $13.7618 $13.8206
R6 $0.0984 $0.0588 $13.7618 $13.9190
Advisor – $0.0588 $13.7618 $13.8206
Total Annual Operating Expenses
4
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $978.62 $3.87 $1,021.02 $3.95 0.78%
C $1,000 $974.90 $7.55 $1,017.28 $7.71 1.53%
R $1,000 $977.49 $5.09 $1,019.78 $5.20 1.03%
R6 $1,000 $980.20 $2.26 $1,022.65 $2.31 0.46%
Advisor $1,000 $979.83 $2.63 $1,022.27 $2.69 0.53%

franklintempleton.com
Semiannual Report
Franklin Income Fund
This semiannual report for Franklin Income Fund covers the
period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of +6.54% for the six months under review. In comparison,
the Fund’s equity benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +5.92% cumulative total return.
1
The
Fund’s secondary benchmark, the blended 50% MSCI USA
High Dividend Yield Index + 25% Bloomberg High Yield Very
Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index
(Blended Benchmark), which is a combination of leading
stock and bond indexes, posted a +1.57% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 24 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Manager’s Discussion
During the period under review, our equity weighting
decreased from 64.6% to 57.7%, and our fixed income
weighting increased from 30.1% to 39.9%. The Fund’s cash
position decreased from 5.3% to 2.4% of total net assets.
The Fund generated positive returns during the period
with strong performance across equity holdings and more
muted performance from fixed income in the face of rising
government bond yields. The Fund started the period with
an overweight exposure to the equity market, which helped
drive strong returns, while lower exposure to interest-rate
sensitive fixed income securities led to strong performance
from the Fund relative to its blended benchmark. The Fund
reduced its overweighting in equity during the period under
review.
Dividend stocks, particularly value-oriented sectors,
outperformed growth-oriented sectors during the period
under review. The equity component of the Fund’s blended
benchmark increased with the MSCI USA High Dividend
Yield Index posting positive returns for the six-month period.
The Fund’s equity positions outperformed the Fund’s
blended benchmark. After strong performance through the
end of the calendar year, corporate credit spreads widened
materially during the second half of the period under
review as inflationary concerns, central bank tightening
expectations, and geopolitical risks weighed on risk markets.
In addition to widening credit spreads, interest rates broadly increased, which weighed on the more duration sensitive
portions of the Fund’s benchmark. Fixed income returns
for the Fund outperformed the Fund’s blended benchmark.
The Bloomberg U.S. Aggregate Bond Index posted negative
returns, while the Bloomberg U.S. High Yield Very Liquid
Index also posted negative returns at period-end.
The Fund entered the period with an increased equity
weighting and a decreased fixed income weighting, while
also holding a portion in cash equivalents, with the Fund
having already started to reduce its peak equity allocation
earlier in 2021. This transition to a less equity-tilted portfolio continued over the period under review with a decreased
equity weighting and an increased fixed income weighting,
while continuing to hold a portion in cash equivalents at
period-end.
1. Source: Morningstar.
2. Source: Factset. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
72
.

Franklin Income Fund

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Semiannual Report
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in the report.
Fixed Income holdings posted negative returns during the
period but outperformed relative to the Fund’s blended
fixed income benchmark. As an asset class, fixed income
underperformed the equity asset class, which benefited
the Fund given its overweight allocation to equities
relative to the Fund’s blended benchmark. The Fund’s
duration positioning at the front end of the yield curve in
the face of rising interest-rates was a key source in driving the outperformance relative to the Fund’s benchmark.
Additionally, while corporate credit spreads widened during
the period under review, the Fund had an underweight
position to corporate credit at the start of the period, which contributed to the outperformance relative to the Fund’s
benchmark as well. The Fund took advantage of the rate and
spread-driven selloff in credit to increase our exposure to the asset class during the period under review, particularly within the Fund’s allocation to high-yield corporate credit.
With the exception of positive performance from the energy
sector, all fixed income sectors were negative contributors
with U.S Treasuries, health care, and communication
services generating the largest absolute losses at the Fund
level. Notably, our underweight allocation to fixed income
and strong security selection led to every sector being a
positive contributor to performance relative to the Fund’s
blended fixed income benchmark, with communication
services and financials being the largest corporate credit
contributors. Our holdings in U.S. Treasuries and agency
mortgage-backed securities (MBS) were absolute detractors
during the period. However, these positions were shorter in
duration and much smaller in size relative to the benchmark, which resulted in these sectors being positive contributors
relative to the Fund’s blended benchmark.
*Includes senior floating rate interests and index-linked notes.
Within energy, the largest contributor to performance was
high-yield oilfield service company Weatherford International followed by bonds of refining peers PBF Holding and
Calumet Specialty Products. Strong commodity price
performance, increased demand outlook, as well as strong
business performance led to the gains.
Other notable outperformers included bonds of BWAY
Holdings as bonds performed well relative to the broader
market on speculation of an upcoming M&A transaction. The
company was acquired in the fall of 2022 and is now part of
Mauser Packaging Solutions (also a Fund holding).
The other notable detractors were Diamond Sports, a
subsidiary of Sinclair Broadcast Group (not a Fund holding)
as the company dealt with renewing carriage contracts
in their regional sports broadcasting business. Additional
detractors were high-yield pharmaceutical peers Endo and
Bausch Health Companies.
Equity holdings increased over the period. As an asset-class, equities outperformed fixed income during the period. The
Fund actively trimmed its equity overweighting during the
period under review.
All sectors were positive absolute contributors to Fund
performance during the period except for financials.
Portfolio Composition
3/31/22
% of Total
Net Assets
Diversified Financial Services 9.4%
Pharmaceuticals 9.3%
Banks 8.0%
Electric Utilities 7.4%
Health Care Providers & Services 7.2%
Oil, Gas & Consumable Fuels 6.0%
Semiconductors & Semiconductor Equipment 4.8%
Multi-Utilities 3.5%
Media 3.5%
Diversified Telecommunication Services 3.1%
Biotechnology 2.5%
Metals & Mining 2.3%
Chemicals 1.7%
Capital Markets 1.7%
Other* 27.2%
Short-Term Investments & Other Net Assets 2.4%
Top Five Fixed Income Holdings
*
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 8.9%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 4.2%
Health Care Providers & Services , United States
Bausch Health Cos., Inc. 1.4%
Pharmaceuticals , United States
DISH DBS Corp. 1.4%
Media , United States
Tenet Healthcare Corp. 1.3%
Health Care Providers & Services , United States

Franklin Income Fund

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Semiannual Report
*Includes convertible bonds.
Energy, health care, and utility holdings were the largest
positive contributors relative to the Fund’s benchmark
during the period. Consumer staples and industrial holdings
provided notable positive contributions as well.
All the Fund’s common equity positions in the energy and
utilities sectors were positive contributors during the period.
Energy was led by strong returns from Chevron and Exxon
Mobil, while utility returns were led by Sempra Energy,
Southern Company, and American Electric Power.
Top performers in the Fund outside of energy and utilities
included pharmaceutical peers AbbVie and Pfizer, as well as
aerospace and defense player Lockheed Martin.
Despite positive absolute contributions, equity holdings in the consumer staples and information technology sectors were
modest detractors during the period relative to the Fund’s
benchmark.
At the individual security level, the most notable detractor from performance over the period came from the equity
holdings of financial peers JPMorgan Chase, Citigroup, and
Barclays. Outside of these financial holdings, material peers
BASF and International Paper were modest detractors.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions (call options)
and/or to initiate and add to positions, which generated gains during the period under review.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings
*
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 1.7%
Oil, Gas & Consumable Fuels , United States
Southern Co. (The) 1.7%
Electric Utilities , United States
Verizon Communications, Inc. 1.5%
Diversified Telecommunication Services , United
States
Dominion Energy, Inc. 1.4%
Multi-Utilities , United States
American Electric Power Co., Inc. 1.3%
Electric Utilities , United States

Performance Summary as of March 31, 2022
Franklin Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +6.54% +2.55%
1-Year +10.23% +6.09%
5-Year +40.46% +6.22%
10-Year +99.62% +6.75%
Advisor
6-Month +6.32% +6.32%
1-Year +10.61% +10.61%
5-Year +42.27% +7.31%
10-Year +104.31% +7.41%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 4.44% 2.64% 2.63%
Advisor 4.94% 2.99% 2.99%
See page 26 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated corporate bonds and some floating rate loans, which are also higher-yielding and lower-rated. These investments have more credit risk than investment-grade securities and are subject to increased risk of default and potential loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dramat-
ically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. growth. These and any related events could significantly impact the fund’s performance and the value of an investment in the fund, even beyond any direct exposure the fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/22.
Net Asset Value
Share Class (Symbol) 3/31/22 9/30/21 Change
A (FKIQX) $2.52 $2.47 +$0.05
A1 (FKINX) $2.53 $2.48 +$0.05
C (FCISX) $2.57 $2.52 +$0.05
R (FISRX) $2.47 $2.43 +$0.04
R6 (FNCFX) $2.51 $2.47 +$0.04
Advisor (FRIAX) $2.50 $2.46 +$0.04
Distributions
(10/1/21–3/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0547 $0.0156 $0.0364 $0.1067
A1 $0.0565 $0.0156 $0.0364 $0.1085
C $0.0499 $0.0156 $0.0364 $0.1019
R $0.0517 $0.0156 $0.0364 $0.1037
R6 $0.0589 $0.0156 $0.0364 $0.1109
Advisor $0.0583 $0.0156 $0.0364 $0.1103
Total Annual Operating Expenses
8
Share Class
Without Fee
Waiver
A 0.72%
Advisor 0.47%

Franklin Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
FRANKLIN INCOME FUND

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,065.40 $3.66 $1,021.38 $3.59 0.71%
A1 $1,000 $1,066.00 $3.15 $1,021.88 $3.08 0.61%
C $1,000 $1,062.10 $5.71 $1,019.39 $5.59 1.11%
R $1,000 $1,061.10 $4.94 $1,020.14 $4.84 0.96%
R6 $1,000 $1,063.00 $2.12 $1,022.88 $2.07 0.41%
Advisor $1,000 $1,063.20 $2.37 $1,022.63 $2.33 0.46%

franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities Fund
This semiannual report for Franklin U.S. Government
Securities Fund covers the period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a -4.70% cumulative
total return for the six months under review. In comparison, the Bloomberg U.S. Government - Intermediate Index, the
intermediate component of the Bloomberg U.S. Government
Index, posted a -4.75% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 30 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We currently invest the Fund’s assets substantially in GNMA
obligations. We analyze securities using proprietary models
to help us identify attractive investment opportunities.
Manager’s Discussion
During the first half of the reporting period, against the
backdrop of surging COVID-19 Omicron variant infections,
the U.S. Federal Reserve (Fed) accelerated the timeline
of asset purchase tapering and upwardly revised its
median projection of interest rate hikes in 2022, while
the U.S. Treasury (UST) yield curve flattened. The yield
curve inverted during the second half of the period as a
result of the Russian-Ukraine war, heightened geopolitical
tensions and persistent inflationary pressures that increased expectations for a more aggressive Fed.
As widely expected, the Fed lifted the federal funds target
rate by 25 basis points at their March 2022 meeting and
signaled six more hikes ahead this year and four more
beyond that. Fed Chair Jerome Powell’s urgency on
beginning balance sheet normalization suggests that the
runoff could begin by mid-May 2022. The maximum run-off
rate will likely be phased in by the middle of the third quarter
2022, earlier than previously expected.
Volatility, as measured by the Merrill Lynch Option Volatility
Estimate Index, also spiked during the period.
Despite rising mortgage interest-rates, demand in the U.S.
housing market continued to outstrip supply, leading to ever increasing home price appreciation. The Primary Mortgage
Market Survey rates moved back to pre-COVID-19 levels,
leaving only a very small amount of the universe with an
economic incentive to refinance, in our view, compared to
a much larger portion in 2020, and even at the beginning of
2022. We believe that as rates are expected to rise further, this will contribute to declining prepayment levels.
The Fund maintains a conservative, disciplined investment
strategy and invests primarily in GNMA mortgage pass-
throughs, which remain the only MBS that are backed by
the full faith and credit of the U.S. government—the same
Portfolio Composition
3/31/22
% of Total Net
Assets
Mortgage-Backed Securities 97.3%
Other 0.5%
Short-Term Investments & Other Net Assets 2.2%
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
97
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
guarantee applicable to U.S. Treasuries.
1
We believe
our collateral-intensive research approach can allow us
to uncover dislocations across the GNMA markets and
associated mispricing of prepayment risk. We continue to
focus on specified pools where we believe our experience
and continual investment in new technologies help us
uncover these discrepancies.
Total return performance was negative across agency MBS
sectors during the reporting period. GMNA MBS was the
best performer on a relative basis, followed by Fannie Mae
MBS and Freddie Mac MBS. Across the GNMA coupon
stack, 4.5% coupons were the best performers, while 3.0%
coupons lagged.
During the period, the portfolio retained a higher weighting to GNMA IIs (pools of mortgages from multiple issuers) than
GNMA Is (pools of mortgages from single issuers). Over the
period, we added to GNMA II 2.5% coupons, while reducing
exposure to GNMA II 3.5% coupons. The portfolio’s largest
absolute allocations were in 3.0% and 2.5% coupons at
period-end and relative to the Bloomberg GNMA Index the
portfolio was underweight the 2.0% and 2.5% coupons
and overweight the 3.0% coupon and 4.5% through 6.0%
coupons.
The Fund’s underweight allocation to GNMA II 2.0%
coupons was the largest contributor to performance. In
addition, an overweight allocation to coupons GNMA II
2.5% and 4.0%, and an underweight allocation to GNMA I
3.0% also contributed. Security selection in GNMA II 2.0%
through 3.0%, as well as 4.0% and 5.0% coupons benefited
performance. Overweight allocation to GNMA II 3.0%
coupons was the largest detractor from performance.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month -4.70% -8.27%
1-Year -5.26% -8.81%
5-Year +3.12% -0.15%
10-Year +8.97% +0.48%
Advisor
6-Month -4.73% -4.73%
1-Year -5.01% -5.01%
5-Year +4.01% +0.79%
10-Year +10.92% +1.04%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.27% 1.44% 1.43%
Advisor 2.61% 1.74% 1.74%
See page 31 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United
States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on
Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberat-
tacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/22.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–3/31/22)
Share Class
Net Investment
Income
A $0.0651
A1 $0.0681
C $0.0533
R $0.0579
R6 $0.0755
Advisor $0.0722
Total Annual Operating Expenses
8
Share Class
Without Fee
Waiver
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $953.00 $4.22 $1,020.61 $4.36 0.87%
A1 $1,000 $951.90 $3.70 $1,021.14 $3.83 0.76%
C $1,000 $950.70 $6.16 $1,018.62 $6.37 1.27%
R $1,000 $951.80 $5.43 $1,019.37 $5.62 1.12%
R6 $1,000 $955.00 $2.48 $1,022.40 $2.56 0.51%
Advisor $1,000 $952.70 $3.00 $1,021.86 $3.10 0.62%

franklintempleton.com
Semiannual Report
Franklin Utilities Fund
This semiannual report for Franklin Utilities Fund covers the period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a +18.99% cumulative
total return for the six months under review. In comparison, the S&P 500 Utilities Index, which measures the
performance of all utilities stocks in the S&P 500, posted
a +18.32% cumulative total return and the Standard &
Poor’s 500 Index (S&P 500), which is a broad measure of
U.S. stock performance, posted a +5.92% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 35 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Manager’s Discussion
During the six-month period under review, electric utilities and multi-utilities industries drove performance with
additional, notable contribution from oil, gas and consumable fuels. No industries detracted on an absolute basis.
Among the individual contributors, Chicago-based electric
power company Exelon led the way, benefiting from
electricity prices that reached a decade-plus high in 2021
amid the recovery from the depths of the pandemic. Exelon’s
January 2022 spin-off of Constellation Energy (also a Fund
holding), its power generation business, was well-received
by investors, who received shares of the new company,
which stands to benefit from potential regulatory support
for nuclear power as the U.S. moves toward a clean energy
grid. Recent earnings results have been relatively positive, although a 2021 winter storm in Texas had a negative impact
on its full year 2021 earnings.
Energy infrastructure company Sempra Energy, based in
San Diego, also contributed. The company’s core natural
gas and electricity business serves 30 million-plus customers in California and Texas and has benefited from California’s
constructive regulatory environment and Texas’ aggressive
efforts to build out wind energy. The anticipated demand
for U.S. liquified natural gas following Russia’s invasion of
Ukraine will likely benefit Sempra’s infrastructure business, which also bolstered the stock. In February, Sempra
announced strong guidance for 2022 and 2023, supported
by a sizable capital expenditure plan, and boosted its
dividend.
Portfolio Composition
3/31/22
% of Total
Net Assets
Electric Utilities 57.2%
Multi-Utilities 32.8%
Oil, Gas & Consumable Fuels 2.2%
Gas Utilities 1.8%
Water Utilities 1.5%
Independent Power and Renewable Electricity
Producers 1.3%
Diversified Telecommunication Services 1.1%
Other 1.0%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
105
.

Franklin Utilities Fund

franklintempleton.com
Semiannual Report
Renewable power producer and electric utility NextEra
Energy reported double-digit earnings growth for 2021,
fueled by both its regulated utilities and its energy resources unit. The latter includes NextEra’s renewable power
business, which has grown quickly and boasts a backlog
of new projects, supported by Florida’s friendly regulatory
environment. We believe the company can develop those
projects in a cost-effective manner. NextEra’s guidance for
2022 and 2023 forecasts a similar growth path to 2021, and
the company’s fundamentals have remained robust. We
believe that the company is well-positioned for strong long-
term growth regardless of the regulatory environment.
Conversely, Germany-based energy giant E.ON, in the
multi-utilities industry, was the lone individual holding to meaningfully detract from absolute performance during the
period. E.ON shares, which stood at multi-year highs in mid-
February 2022 after recording strong profit growth in 2021,
declined sharply after Russia invaded Ukraine. In March, the company lowered its 2022 earnings guidance, admitting that
the impact of the war was unpredictable.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John C. Kohli, CFA
J. Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 11.7%
Electric Utilities, United States
CMS Energy Corp. 4.8%
Multi-Utilities, United States
Dominion Energy, Inc. 4.6%
Multi-Utilities, United States
Sempra Energy 4.3%
Multi-Utilities, United States
Duke Energy Corp. 4.3%
Electric Utilities, United States
Edison International 4.3%
Electric Utilities, United States
Southern Co. (The) 4.2%
Electric Utilities, United States
American Electric Power Co., Inc. 3.9%
Electric Utilities, United States
Exelon Corp. 3.8%
Electric Utilities, United States
Entergy Corp. 3.6%
Electric Utilities, United States

Performance Summary as of March 31, 2022
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +18.99% +14.53%
1-Year +20.35% +15.83%
5-Year +64.75% +9.66%
10-Year +186.05% +10.66%
Advisor
6-Month +19.14% +19.14%
1-Year +20.70% +20.70%
5-Year +66.62% +10.75%
10-Year +191.59% +11.30%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 1.91% 2.03%
Advisor 2.20% 2.35%
See page 36 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investing in a Fund concentrating in the utilities sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Securities issued by utility companies have been historically sensitive to interest rate changes.
When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
3/31/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 3/31/22 9/30/21 Change
A (FKUQX) $23.08 $20.20 +$2.88
A1 (FKUTX) $23.09 $20.21 +$2.88
C (FRUSX) $22.95 $20.09 +$2.86
R (FRURX) $22.98 $20.12 +$2.86
R6 (FUFRX) $23.32 $20.40 +$2.92
Advisor (FRUAX) $23.32 $20.40 +$2.92
Distributions
(10/1/21–3/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2416 $0.0658 $0.5338 $0.8412
A1 $0.2523 $0.0658 $0.5338 $0.8519
C $0.1993 $0.0658 $0.5338 $0.7989
R $0.2152 $0.0658 $0.5338 $0.8148
R6 $0.2758 $0.0658 $0.5338 $0.8754
Advisor $0.2682 $0.0658 $0.5338 $0.8678
Total Annual Operating Expenses
7
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Semianual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,189.90 $4.50 $1,020.82 $4.16 0.83%
A1 $1,000 $1,190.40 $3.96 $1,021.32 $3.65 0.73%
C $1,000 $1,187.60 $6.68 $1,018.83 $6.16 1.22%
R $1,000 $1,188.20 $5.86 $1,019.57 $5.41 1.07%
R6 $1,000 $1,191.90 $2.74 $1,022.43 $2.53 0.50%
Advisor $1,000 $1,191.40 $3.14 $1,022.07 $2.90 0.58%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $157.23 $121.24 $82.84 $81.16 $63.10 $52.05
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.40) (0.82) (0.38) (0.20) (0.23) (0.18)
Net realized and unrealized gains (losses) (25.64) 36.81 39.44 3.79 19.45 12.92
Total from investment operations ........ (26.04) 35.99 39.06 3.59 19.22 12.74
Less distributions from:
Net realized gains ................. (2.22) — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of period .......... $128.97 $157.23 $121.24 $82.84 $81.16 $63.10
Total return
c
....................... (16.80)% 29.68% 47.47% 4.77% 30.88% 25.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.79% 0.85% 0.86% 0.86% 0.92%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.77%
f
0.79%
f
0.84% 0.85% 0.86%
f
0.91%
Net investment (loss) ................ (0.55)% (0.56)% (0.39)% (0.26)% (0.32)% (0.33)%
Supplemental data
Net assets, end of period (000’s) ........ $10,221,961 $12,129,483 $8,378,574 $4,504,434 $3,741,562 $2,498,393
Portfolio turnover rate ................ 25.05% 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $128.06 $99.49 $68.60 $68.07 $53.49 $44.71
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.77) (1.55) (0.91) (0.66) (0.65) (0.50)
Net realized and unrealized gains (losses) (20.76) 30.12 32.46 3.10 16.39 10.97
Total from investment operations ........ (21.53) 28.57 31.55 2.44 15.74 10.47
Less distributions from:
Net realized gains ................. (2.22) — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of period .......... $104.31 $128.06 $99.49 $68.60 $68.07 $53.49
Total return
c
....................... (17.11)% 28.72% 46.37% 3.97% 29.93% 24.72%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.52% 1.54% 1.60% 1.61% 1.61% 1.67%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.52%
f
1.54%
f
1.59% 1.60% 1.61%
f
1.66%
Net investment (loss) ................ (1.30)% (1.31)% (1.14)% (1.01)% (1.07)% (1.08)%
Supplemental data
Net assets, end of period (000’s) ........ $1,071,130 $1,339,016 $1,095,702 $597,927 $611,221 $374,502
Portfolio turnover rate ................ 25.05% 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $151.52 $117.13 $80.26 $78.88 $61.51 $50.90
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.56) (1.14) (0.60) (0.39) (0.40) (0.31)
Net realized and unrealized gains (losses) (24.67) 35.53 38.13 3.68 18.93 12.61
Total from investment operations ........ (25.23) 34.39 37.53 3.29 18.53 12.30
Less distributions from:
Net realized gains ................. (2.22) — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of period .......... $124.07 $151.52 $117.13 $80.26 $78.88 $61.51
Total return
c
....................... (16.90)% 29.36% 47.09% 4.52% 30.57% 25.36%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.04% 1.10% 1.11% 1.11% 1.17%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.02%
f
1.04%
f
1.09% 1.10% 1.11%
f
1.16%
Net investment (loss) ................ (0.80)% (0.81)% (0.63)% (0.51)% (0.57)% (0.58)%
Supplemental data
Net assets, end of period (000’s) ........ $263,814 $311,646 $221,041 $123,721 $95,925 $47,860
Portfolio turnover rate ................ 25.05% 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report ue
a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $165.26 $127.01 $86.46 $84.31 $65.28 $53.56
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.17) (0.36) (0.05) 0.07 0.04 0.06
Net realized and unrealized gains (losses) (26.99) 38.61 41.26 3.99 20.15 13.35
Total from investment operations ........ (27.16) 38.25 41.21 4.06 20.19 13.41
Less distributions from:
Net realized gains ................. (2.22) — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of period .......... $135.88 $165.26 $127.01 $86.46 $84.31 $65.28
Total return
c
....................... (16.66)% 30.12% 47.97% 5.15% 31.38% 26.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.45% 0.46% 0.50% 0.51% 0.50% 0.49%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.44% 0.46%
f
0.50%
f
0.50% 0.50%
f
0.48%
Net investment income (loss) .......... (0.22)% (0.23)% (0.05)% 0.09% 0.04% 0.10%
Supplemental data
Net assets, end of period (000’s) ........ $8,703,193 $9,820,184 $5,817,028 $2,473,942 $1,688,595 $457,846
Portfolio turnover rate ................ 25.05% 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $163.27 $125.58 $85.58 $83.56 $64.78 $53.25
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.23) (0.48) (0.15) (0.01) (0.06) (0.04)
Net realized and unrealized gains (losses) (26.65) 38.17 40.81 3.94 20.00 13.26
Total from investment operations ........ (26.88) 37.69 40.66 3.93 19.94 13.22
Less distributions from:
Net realized gains ................. (2.22) — (0.66) (1.91) (1.16) (1.69)
Net asset value, end of period .......... $134.17 $163.27 $125.58 $85.58 $83.56 $64.78
Total return
c
....................... (16.69)% 30.01% 47.83% 5.04% 31.21% 25.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.54% 0.60% 0.61% 0.61% 0.67%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.52%
f
0.54%
f
0.59% 0.60% 0.61%
f
0.66%
Net investment (loss) ................ (0.30)% (0.32)% (0.15)% (0.01)% (0.07)% (0.08)%
Supplemental data
Net assets, end of period (000’s) ........ $3,616,914 $4,352,531 $2,884,489 $1,154,604 $680,066 $712,762
Portfolio turnover rate ................ 25.05% 18.77% 13.82% 20.01% 17.22% 19.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 0.7%
a
Axon Enterprise, Inc. ................................... United States 800,000 $ 110,184,000
HEICO Corp. ........................................ United States 375,000 57,577,500
167,761,500
Automobiles 3.0%
a
Tesla, Inc. ........................................... United States 665,000 716,604,000
Banks 0.6%
a
SVB Financial Group ................................... United States 275,000 153,848,750
Biotechnology 0.4%
a
Argenx SE .......................................... Netherlands 250,000 78,228,428
a
Intellia Therapeutics, Inc. ................................ United States 400,000 29,068,000
107,296,428
Capital Markets 2.9%
CME Group, Inc. ...................................... United States 250,000 59,465,000
FactSet Research Systems, Inc. .......................... United States 80,000 34,732,000
Moody's Corp. ........................................ United States 350,000 118,093,500
MSCI, Inc. ........................................... United States 500,000 251,440,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 219,675,000
683,405,500
Chemicals 0.8%
Corteva , Inc. ......................................... United States 1,175,000 67,539,000
FMC Corp. .......................................... United States 250,000 32,892,500
Linde plc ............................................ United Kingdom 300,000 95,740,682
196,172,182
Construction & Engineering 0.3%
Quanta Services, Inc. .................................. United States 505,000 66,463,050
Electric Utilities 1.2%
NextEra Energy, Inc. ................................... United States 3,500,000 296,485,000
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., A .................................... United States 2,000,000 150,700,000
Keyence Corp. ....................................... Japan 200,000 92,751,951
a
Keysight Technologies, Inc. .............................. United States 300,000 47,391,000
a
Trimble, Inc. ......................................... United States 275,000 19,838,500
a
Zebra Technologies Corp., A ............................. United States 200,000 82,740,000
393,421,451
Energy Equipment & Services 0.4%
Baker Hughes Co. ..................................... United States 2,400,000 87,384,000
Entertainment 0.7%
a
Sea Ltd., ADR ........................................ Taiwan 1,400,000 167,706,000
Equity Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International Corp. .......................... United States 200,000 36,920,000
SBA Communications Corp. ............................. United States 500,000 172,050,000
208,970,000
Health Care Equipment & Supplies 6.8%
Abbott Laboratories .................................... United States 1,650,000 195,294,000
a
Dexcom , Inc. ......................................... United States 250,000 127,900,000
a
Edwards Lifesciences Corp. ............................. United States 1,400,000 164,808,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 396,618,500
a
Insulet Corp. ......................................... United States 325,000 86,576,750
a
Intuitive Surgical, Inc. .................................. United States 950,000 286,596,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
STERIS plc .......................................... United States 1,000,000 $ 241,770,000
Stryker Corp. ........................................ United States 500,000 133,675,000
1,633,238,250
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc. ................................ United States 500,000 254,985,000
Health Care Technology 1.7%
a
Doximity , Inc., A ...................................... United States 300,000 15,627,000
a
Inspire Medical Systems, Inc. ............................ United States 800,000 205,352,000
a
Veeva Systems, Inc., A ................................. United States 900,000 191,214,000
412,193,000
Hotels, Restaurants & Leisure 1.0%
a
Airbnb, Inc., A ........................................ United States 800,000 137,408,000
a
Booking Holdings, Inc. ................................. United States 40,000 93,938,000
231,346,000
Industrial Conglomerates 1.0%
Roper Technologies, Inc. ................................ United States 500,000 236,115,000
Interactive Media & Services 6.3%
a
Alphabet, Inc., A ...................................... United States 300,000 834,405,000
a
Alphabet, Inc., C ...................................... United States 100,000 279,299,000
a
Match Group, Inc. ..................................... United States 400,000 43,496,000
a
Meta Platforms, Inc., A ................................. United States 500,000 111,180,000
Tencent Holdings Ltd. .................................. China 500,000 23,047,319
a
ZoomInfo Technologies, Inc., A ........................... United States 3,500,000 209,090,000
1,500,517,319
Internet & Direct Marketing Retail 7.8%
a
Amazon.com, Inc. ..................................... United States 500,000 1,629,975,000
a
JD.com, Inc., A ....................................... China 47,619 1,353,097
a
MercadoLibre , Inc. .................................... Brazil 190,000 226,001,200
1,857,329,297
IT Services 9.2%
Accenture plc, A ...................................... United States 65,000 21,919,950
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 396,192,678
a
Cloudflare , Inc., A ..................................... United States 100,000 11,970,000
a
Endava plc, ADR ...................................... United Kingdom 350,000 46,560,500
a
EPAM Systems, Inc. ................................... United States 200,000 59,322,000
a
Globant SA .......................................... United States 250,000 65,517,500
Mastercard , Inc., A .................................... United States 1,625,000 580,742,500
a
MongoDB, Inc. ....................................... United States 700,000 310,513,000
a
Okta , Inc. ........................................... United States 150,000 22,644,000
a
Shopify, Inc., A ....................................... Canada 400,000 270,496,301
a
Snowflake, Inc., A ..................................... United States 500,000 114,565,000
a
Thoughtworks Holding, Inc. .............................. United States 547,700 11,397,637
a
Twilio , Inc., A ......................................... United States 400,000 65,924,000
Visa, Inc., A .......................................... United States 1,000,000 221,770,000
2,199,535,066
Life Sciences Tools & Services 7.3%
a
Bio-Rad Laboratories, Inc., A ............................. United States 200,000 112,646,000
Bio- Techne Corp. ..................................... United States 100,000 43,304,000
Bruker Corp. ......................................... United States 350,000 22,505,000
Danaher Corp. ....................................... United States 2,000,000 586,660,000
a
Evotec SE ........................................... Germany 550,000 16,553,199

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Evotec SE, ADR ...................................... Germany 700,000 $ 10,591,000
a
Illumina, Inc. ......................................... United States 100,000 34,940,000
Lonza Group AG ...................................... Switzerland 200,000 144,920,791
a
Repligen Corp. ....................................... United States 1,000,000 188,090,000
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 590,650,000
1,750,859,990
Media 0.1%
a
Liberty Broadband Corp., A .............................. United States 97,400 12,765,244
Pharmaceuticals 1.8%
AstraZeneca plc, ADR .................................. United Kingdom 725,000 48,096,500
a
Catalent , Inc. ........................................ United States 1,900,000 210,710,000
Zoetis, Inc. .......................................... United States 900,000 169,731,000
428,537,500
Professional Services 0.2%
a
CoStar Group, Inc. .................................... United States 900,000 59,949,000
Semiconductors & Semiconductor Equipment 14.1%
a
Advanced Micro Devices, Inc. ............................ United States 1,400,000 153,076,000
Analog Devices, Inc. ................................... United States 1,725,000 284,935,500
ASM International NV .................................. Netherlands 150,000 54,627,169
ASML Holding NV, NYRS ............................... Netherlands 750,000 500,947,500
Entegris , Inc. ......................................... United States 1,000,000 131,260,000
a,c
GLOBALFOUNDRIES, Inc. .............................. United States 1,200,000 74,904,000
Intel Corp. ........................................... United States 750,000 37,170,000
KLA Corp. ........................................... United States 500,000 183,030,000
Lam Research Corp. ................................... United States 500,000 268,805,000
Marvell Technology, Inc. ................................ United States 850,000 60,953,500
Monolithic Power Systems, Inc. ........................... United States 500,000 242,840,000
NVIDIA Corp. ........................................ United States 4,000,000 1,091,440,000
a
SiTime Corp. ......................................... United States 500,000 123,910,000
Teradyne, Inc. ........................................ United States 1,300,000 153,699,000
3,361,597,669
Software 25.1%
a
Adobe, Inc. .......................................... United States 450,000 205,029,000
a
ANSYS, Inc. ......................................... United States 600,000 190,590,000
a
Aspen Technology, Inc. ................................. United States 350,000 57,879,500
a
Atlassian Corp. plc, A .................................. United States 1,100,000 323,213,000
a
Avalara, Inc. ......................................... United States 1,000,000 99,510,000
a
Bill.com Holdings, Inc. .................................. United States 400,000 90,716,000
a
Cadence Design Systems, Inc. ........................... United States 2,100,000 345,366,000
a
Crowdstrike Holdings, Inc., A ............................. United States 600,000 136,248,000
a,c
CS Disco, Inc. ........................................ United States 100,000 3,397,000
a
Datadog , Inc., A ...................................... United States 1,500,000 227,205,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 350,000 25,641,000
a
Fortinet, Inc. ......................................... United States 300,000 102,522,000
a
HubSpot , Inc. ........................................ United States 850,000 403,699,000
Intuit, Inc. ........................................... United States 1,025,000 492,861,000
Microsoft Corp. ....................................... United States 4,000,000 1,233,240,000
a
Palo Alto Networks, Inc. ................................ United States 250,000 155,627,500
a
Paycom Software, Inc. ................................. United States 185,000 64,080,300
a
Procore Technologies, Inc. .............................. United States 1,200,000 69,552,000
a
salesforce.com, Inc. ................................... United States 1,400,000 297,248,000
a,c
SentinelOne , Inc., A ................................... United States 250,000 9,685,000
a
ServiceNow , Inc. ...................................... United States 1,100,000 612,579,000
a
Synopsys, Inc. ....................................... United States 1,250,000 416,587,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Tyler Technologies, Inc. ................................. United States 300,000 $ 133,467,000
a
Workday, Inc., A ...................................... United States 1,050,000 251,433,000
a
Zscaler , Inc. ......................................... United States 200,000 48,256,000
5,995,631,800
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc. .......................................... United States 2,000,000 349,220,000
Trading Companies & Distributors 0.2%
Fastenal Co. ......................................... United States 650,000 38,610,000
Total Common Stocks (Cost $13,422,520,717) ...................................
23,567,947,996
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a
Money Market Funds 1.3%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 313,640,695 313,640,695
Total Money Market Funds (Cost $313,640,695) .................................
313,640,695
f
Investments from Cash Collateral Received for
Loaned Securities 0.2%
a a a a
Money Market Funds 0.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 32,940,000 32,940,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
g
Joint Repurchase Agreement, BNP Paribas SA, 0.28%, 4/01/22
(Maturity Value $8,235,562)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S. Treasury
Bonds, Strips, 8/15/24 - 2/15/26; U.S. Treasury Notes, 0.125%
- 2.875%, 10/31/22 - 1/31/27; and U.S. Treasury Notes, Index
Linked, 0.125% - 0.625%, 1/15/24 - 7/15/26 (valued at $8,400,209) 8,235,498 8,235,498
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $41,175,498) ...........................................................
41,175,498
Total Short Term Investments (Cost $354,816,193 ) ...............................
354,816,193
a
Total Investments (Cost $13,777,336,910) 100.2% ...............................
$23,922,764,189
Other Assets, less Liabilities (0.2)% ...........................................
(45,753,271)
Net Assets 100.0% ...........................................................
$23,877,010,918

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 142 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$396,192,678, representing 1.7% of net assets.
c
A portion or all of the security is on loan at March 31, 2022. See Note 1(g).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(g) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $31.61 $25.05 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.12) (0.23) (0.10)
Net realized and unrealized gains (losses) .................................... (4.12) 7.00 4.99
Total from investment operations ............................................. (4.24) 6.77 4.89
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of period ............................................... $27.19 $31.61 $25.05
Total return
d
............................................................ (13.51)% 27.17% 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.40% 1.36% 1.81%
Expenses net of waiver and payments by affiliates ................................ 1.10%
f
1.10%
f
1.10%
Net investment (loss) ..................................................... (0.81)% (0.78)% (0.72)%
Supplemental data
Net assets, end of period (000’s) ............................................. $76,784 $80,509 $26,793
Portfolio turnover rate ..................................................... 26.85% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $31.23 $24.94 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.23) (0.44) (0.21)
Net realized and unrealized gains (losses) .................................... (4.05) 6.94 4.99
Total from investment operations ............................................. (4.28) 6.50 4.78
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of period ............................................... $26.77 $31.23 $24.94
Total return
d
............................................................ (13.80)% 26.20% 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 2.15% 2.12% 2.56%
Expenses net of waiver and payments by affiliates ................................ 1.85%
f
1.85%
f
1.85%
Net investment (loss) ..................................................... (1.55)% (1.53)% (1.47)%
Supplemental data
Net assets, end of period (000’s) ............................................. $6,036 $6,028 $3,931
Portfolio turnover rate ..................................................... 26.85% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $31.53 $25.06 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.16) (0.31) (0.11)
Net realized and unrealized gains (losses) .................................... (4.10) 6.99 5.01
Total from investment operations ............................................. (4.26) 6.68 4.90
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of period ............................................... $27.09 $31.53 $25.06
Total return
d
............................................................ (13.61)% 26.79% 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.64% 1.66% 1.65%
Expenses net of waiver and payments by affiliates ................................ 1.35%
f
1.38%
f
1.04%
Net investment (loss) ..................................................... (1.06)% (1.05)% (0.77)%
Supplemental data
Net assets, end of period (000’s) ............................................. $807 $984 $643
Portfolio turnover rate ..................................................... 26.85% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended
September 30,
2021
Year Ended
September 30,
2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $31.78 $25.10 $20.16
Income from investment operations
b
:
Net investment (loss)
c
................................................... (0.07) (0.13) (0.07)
Net realized and unrealized gains (losses) .................................... (4.14) 7.02 5.01
Total from investment operations ............................................. (4.21) 6.89 4.94
Less distributions from:
Net realized gains ...................................................... (0.18) (0.21) —
Net asset value, end of period ............................................... $27.39 $31.78 $25.10
Total return
d
............................................................ (13.34)% 27.59% 24.50%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.03% 1.05% 2.08%
Expenses net of waiver and payments by affiliates ................................ 0.73%
f
0.77%
f
0.85%
Net investment (loss) ..................................................... (0.43)% (0.44)% (0.52)%
Supplemental data
Net assets, end of period (000’s) ............................................. $65 $75 $65
Portfolio turnover rate ..................................................... 26.85% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.75 $25.10 $17.62 $17.24 $13.36 $10.93
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.16) (0.09) (0.06) (0.05) (0.02)
Net realized and unrealized gains (losses) (4.14) 7.02 8.66 0.52 3.93 2.49
Total from investment operations ........ (4.22) 6.86 8.57 0.46 3.88 2.47
Less distributions from:
Net investment income .............. — — — (0.01) — (0.01)
Net realized gains ................. (0.18) (0.21) (1.09) (0.07) — (0.03)
Total distributions ................... (0.18) (0.21) (1.09) (0.08) — (0.04)
Net asset value, end of period .......... $27.35 $31.75 $25.10 $17.62 $17.24 $13.36
Total return
c
....................... (13.38)% 27.47% 51.20% 2.80% 29.04% 22.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.12% 2.04% 2.41% 2.23% 2.31%
Expenses net of waiver and payments by
affiliates .......................... 0.85%
e
0.85%
e
0.88% 1.00% 1.00%
e
1.00%
e
Net investment (loss) ................ (0.56)% (0.53)% (0.41)% (0.36)% (0.34)% (0.20)%
Supplemental data
Net assets, end of period (000’s) ........ $13,410 $25,041 $16,747 $4,404 $4,310 $3,341
Portfolio turnover rate ................ 26.85% 22.77% 33.93% 28.65% 14.47% 28.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 101.5%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 8,000 $ 1,101,840
Automobiles 6.0%
a
Tesla, Inc. ........................................... United States 5,400 5,819,040
Capital Markets 2.3%
MSCI, Inc. ........................................... United States 4,500 2,262,960
Electric Utilities 4.1%
NextEra Energy, Inc. ................................... United States 46,500 3,939,015
Energy Equipment & Services 1.0%
Baker Hughes Co. ..................................... United States 25,400 924,814
Entertainment 0.6%
a
Sea Ltd., ADR ........................................ Taiwan 4,734 567,086
Equity Real Estate Investment Trusts (REITs) 2.1%
SBA Communications Corp. ............................. United States 6,000 2,064,600
Food & Staples Retailing 4.7%
Costco Wholesale Corp. ................................ United States 8,000 4,606,800
Health Care Equipment & Supplies 7.9%
Abbott Laboratories .................................... United States 20,000 2,367,200
a
IDEXX Laboratories, Inc. ................................ United States 5,000 2,735,300
a
Intuitive Surgical, Inc. .................................. United States 8,500 2,564,280
7,666,780
Health Care Technology 1.1%
a
Veeva Systems, Inc., A ................................. United States 5,000 1,062,300
Interactive Media & Services 5.7%
a
Alphabet, Inc., A ...................................... United States 2,000 5,562,700
Internet & Direct Marketing Retail 11.1%
a
Amazon.com, Inc. ..................................... United States 3,000 9,779,850
a
MercadoLibre , Inc. .................................... Brazil 800 951,584
10,731,434
IT Services 8.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,000 1,980,963
a
Cloudflare , Inc., A ..................................... United States 4,293 513,872
Mastercard , Inc., A .................................... United States 11,000 3,931,180
a
Shopify, Inc., A ....................................... Canada 2,500 1,690,602
8,116,617
Life Sciences Tools & Services 5.1%
Danaher Corp. ....................................... United States 13,000 3,813,290
a
Repligen Corp. ....................................... United States 6,000 1,128,540
4,941,830
Metals & Mining 1.0%
Freeport-McMoRan, Inc. ................................ United States 19,177 953,864
Personal Products 1.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 4,500 1,225,440
Road & Rail 0.5%
Canadian Pacific Railway Ltd. ............................ Canada 6,067 500,770
Semiconductors & Semiconductor Equipment 16.1%
a
Advanced Micro Devices, Inc. ............................ United States 15,000 1,640,100
Analog Devices, Inc. ................................... United States 14,000 2,312,520
ASML Holding NV, NYRS ............................... Netherlands 5,700 3,807,201

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ........................................ United States 29,000 $ 7,912,940
15,672,761
Software 21.4%
a
Atlassian Corp. plc, A .................................. United States 6,000 1,762,980
a
HubSpot , Inc. ........................................ United States 2,000 949,880
Intuit, Inc. ........................................... United States 2,100 1,009,764
Microsoft Corp. ....................................... United States 33,000 10,174,230
a
Procore Technologies, Inc. .............................. United States 16,000 927,360
a
salesforce.com, Inc. ................................... United States 7,000 1,486,240
a
ServiceNow , Inc. ...................................... United States 6,300 3,508,407
a
Synopsys, Inc. ....................................... United States 3,000 999,810
20,818,671
Total Common Stocks (Cost $83,061,365) ......................................
98,539,322
Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,071,646 2,071,646
Total Money Market Funds (Cost $2,071,646) ...................................
2,071,646
Total Short Term Investments (Cost $2,071,646 ) .................................
2,071,646
a
Total Investments (Cost $85,133,011) 103.6% ...................................
$100,610,968
Other Assets, less Liabilities (3.6)% ...........................................
(3,508,929)
Net Assets 100.0% ...........................................................
$97,102,039
See abbreviations on page 142 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$1,980,963, representing 2.0% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $151.73 $129.91 $110.04 $107.59 $91.61 $78.54
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) (0.06) 0.33 0.46 0.41 0.40
Net realized and unrealized gains (losses) (2.45) 32.67 25.99 3.47 18.18 15.56
Total from investment operations ........ (2.48) 32.61 26.32 3.93 18.59 15.96
Less distributions from:
Net investment income .............. — (0.18) (0.46) (0.44) (0.36) (0.39)
Net realized gains ................. (13.82) (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ................... (13.82) (10.79) (6.45) (1.48) (2.61) (2.89)
Net asset value, end of period .......... $135.43 $151.73 $129.91 $110.04 $107.59 $91.61
Total return
c
....................... (2.14)% 26.44% 25.09% 3.79% 20.72% 21.12%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.79% 0.82% 0.83% 0.83% 0.88%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.78%
f
0.79%
f
0.81% 0.83%
f
0.83%
f
0.87%
Net investment income (loss) .......... (0.05)% (0.04)% 0.29% 0.45% 0.41% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $12,145,775 $12,927,577 $10,990,297 $9,157,154 $9,044,834 $8,051,641
Portfolio turnover rate ................ 3.27%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $134.93 $117.27 $100.21 $98.38 $84.25 $72.60
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.51) (1.01) (0.47) (0.29) (0.30) (0.21)
Net realized and unrealized gains (losses) (2.07) 29.28 23.52 3.16 16.68 14.36
Total from investment operations ........ (2.58) 28.27 23.05 2.87 16.38 14.15
Less distributions from:
Net realized gains ................. (13.82) (10.61) (5.99) (1.04) (2.25) (2.50)
Net asset value, end of period .......... $118.53 $134.93 $117.27 $100.21 $98.38 $84.25
Total return
c
....................... (2.51)% 25.51% 24.16% 3.02% 19.82% 20.21%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.53% 1.54% 1.57% 1.58% 1.58% 1.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.53%
f
1.54%
f
1.56% 1.58%
f
1.58%
f
1.62%
Net investment (loss) ................ (0.80)% (0.79)% (0.46)% (0.30)% (0.34)% (0.28)%
Supplemental data
Net assets, end of period (000’s) ........ $592,494 $666,348 $727,093 $704,217 $1,060,258 $930,751
Portfolio turnover rate ................ 3.27%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $150.77 $129.28 $109.49 $107.00 $91.13 $78.14
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.22) (0.41) 0.05 0.21 0.16 0.19
Net realized and unrealized gains (losses) (2.40) 32.51 25.86 3.46 18.09 15.51
Total from investment operations ........ (2.62) 32.10 25.91 3.67 18.25 15.70
Less distributions from:
Net investment income .............. — — (0.13) (0.14) (0.13) (0.21)
Net realized gains ................. (13.82) (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ................... (13.82) (10.61) (6.12) (1.18) (2.38) (2.71)
Net asset value, end of period .......... $134.33 $150.77 $129.28 $109.49 $107.00 $91.13
Total return
c
....................... (2.25)% 26.13% 24.78% 3.54% 20.42% 20.81%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.04% 1.07% 1.08% 1.08% 1.13%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.03%
f
1.04%
f
1.06% 1.08%
f
1.08%
f
1.12%
Net investment income (loss) .......... (0.30)% (0.29)% 0.04% 0.20% 0.16% 0.22%
Supplemental data
Net assets, end of period (000’s) ........ $340,260 $395,301 $420,082 $435,331 $524,960 $510,317
Portfolio turnover rate ................ 3.27%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $152.40 $130.31 $110.37 $107.90 $91.90 $78.79
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.41 0.71 0.83 0.77 0.74
Net realized and unrealized gains (losses) (2.46) 32.76 26.06 3.47 18.22 15.59
Total from investment operations ........ (2.26) 33.17 26.77 4.30 18.99 16.33
Less distributions from:
Net investment income .............. (0.10) (0.47) (0.84) (0.79) (0.74) (0.72)
Net realized gains ................. (13.82) (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ................... (13.92) (11.08) (6.83) (1.83) (2.99) (3.22)
Net asset value, end of period .......... $136.22 $152.40 $130.31 $110.37 $107.90 $91.90
Total return
c
....................... (1.98)% 26.86% 25.51% 4.16% 21.17% 21.61%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.47% 0.48% 0.48% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46%
f
0.47%
f
0.48%
f
0.48%
f
0.46% 0.45%
Net investment income ............... 0.28% 0.29% 0.63% 0.80% 0.78% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $2,741,957 $3,113,946 $2,999,370 $2,545,800 $2,634,455 $1,700,993
Portfolio turnover rate ................ 3.27%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 14.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $152.47 $130.38 $110.41 $107.95 $91.90 $78.80
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.30 0.62 0.72 0.66 0.60
Net realized and unrealized gains (losses) (2.47) 32.79 26.07 3.47 18.23 15.61
Total from investment operations ........ (2.32) 33.09 26.69 4.19 18.89 16.21
Less distributions from:
Net investment income .............. — (0.39) (0.73) (0.69) (0.59) (0.61)
Net realized gains ................. (13.82) (10.61) (5.99) (1.04) (2.25) (2.50)
Total distributions ................... (13.82) (11.00) (6.72) (1.73) (2.84) (3.11)
Net asset value, end of period .......... $136.33 $152.47 $130.38 $110.41 $107.95 $91.90
Total return
c
....................... (2.02)% 26.76% 25.41% 4.05% 21.02% 21.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.54% 0.57% 0.58% 0.58% 0.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.53%
f
0.54%
f
0.56% 0.58%
f
0.58%
f
0.62%
Net investment income ............... 0.20% 0.21% 0.54% 0.70% 0.66% 0.72%
Supplemental data
Net assets, end of period (000’s) ........ $3,860,036 $4,229,679 $3,549,412 $3,154,342 $3,139,208 $2,801,153
Portfolio turnover rate ................ 3.27%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
5.60%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 14.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 4.3%
BWX Technologies, Inc. ................................ United States 1,391,394 $ 74,940,481
Lockheed Martin Corp. ................................. United States 395,654 174,641,675
Northrop Grumman Corp. ............................... United States 806,308 360,597,064
Raytheon Technologies Corp. ............................ United States 2,440,830 241,813,028
851,992,248
Auto Components 0.4%
a
Aptiv plc ............................................ United States 605,448 72,478,180
Automobiles 1.0%
a
Lucid Group, Inc. ..................................... United States 2,621,705 66,591,307
a,b
Rivian Automotive, Inc., A ............................... United States 851,137 42,761,123
a
Tesla, Inc. ........................................... United States 88,100 94,936,560
204,288,990
Beverages 2.8%
Brown-Forman Corp., B ................................ United States 1,594,103 106,836,783
Constellation Brands, Inc., A ............................. United States 547,076 126,002,544
a
Monster Beverage Corp. ................................ United States 2,672,545 213,536,346
PepsiCo, Inc. ........................................ United States 637,643 106,728,685
553,104,358
Biotechnology 1.8%
AbbVie, Inc. ......................................... United States 451,255 73,152,948
Amgen, Inc. ......................................... United States 527,905 127,657,987
a
Argenx SE, ADR ...................................... Netherlands 31,400 9,900,734
a
Mirati Therapeutics, Inc. ................................ United States 235,999 19,403,838
a
Neurocrine Biosciences, Inc. ............................. United States 368,462 34,543,312
a
PTC Therapeutics, Inc. ................................. United States 962,564 35,913,263
a
Regeneron Pharmaceuticals, Inc. ......................... United States 74,624 52,118,894
352,690,976
Building Products 1.2%
Allegion plc .......................................... United States 686,691 75,384,938
Trane Technologies plc ................................. United States 1,079,086 164,776,432
240,161,370
Capital Markets 4.4%
BlackRock, Inc. ....................................... United States 225,749 172,510,613
Charles Schwab Corp. (The) ............................. United States 2,992,369 252,286,630
Intercontinental Exchange, Inc. ........................... United States 1,398,216 184,732,298
S&P Global, Inc. ...................................... United States 362,909 148,858,014
Tradeweb Markets, Inc., A ............................... United States 1,169,031 102,722,754
861,110,309
Chemicals 2.3%
Air Products and Chemicals, Inc. .......................... United States 490,494 122,579,355
a,b
Danimer Scientific, Inc. ................................. United States 214,255 1,255,534
Ecolab, Inc. .......................................... United States 611,807 108,020,644
Linde plc ............................................ United Kingdom 712,720 227,664,150
459,519,683
Commercial Services & Supplies 0.4%
Republic Services, Inc. ................................. United States 638,605 84,615,163
Construction Materials 0.6%
Martin Marietta Materials, Inc. ............................ United States 311,440 119,870,142

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.9%
NextEra Energy, Inc. ................................... United States 2,013,942 $ 170,601,027
Electrical Equipment 0.5%
AMETEK, Inc. ........................................ United States 686,691 91,453,507
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp., A .................................... United States 2,841,284 214,090,750
Cognex Corp. ........................................ United States 409,421 31,586,830
a
Keysight Technologies, Inc. .............................. United States 657,494 103,864,327
TE Connectivity Ltd. ................................... Switzerland 1,833,361 240,133,624
589,675,531
Entertainment 1.2%
a
ROBLOX Corp., A ..................................... United States 1,218,226 56,330,770
a
Walt Disney Co. (The) .................................. United States 1,267,339 173,828,217
230,158,987
Equity Real Estate Investment Trusts (REITs) 1.0%
Crown Castle International Corp. .......................... United States 1,122,315 207,179,349
Food & Staples Retailing 0.1%
Costco Wholesale Corp. ................................ United States 37,400 21,536,790
Food Products 0.2%
Lamb Weston Holdings, Inc. ............................. United States 537,899 32,225,529
Health Care Equipment & Supplies 4.8%
Abbott Laboratories .................................... United States 1,249,657 147,909,402
a
Edwards Lifesciences Corp. ............................. United States 1,177,188 138,578,571
a
Haemonetics Corp. .................................... United States 980,987 62,017,998
a
Intuitive Surgical, Inc. .................................. United States 1,121,248 338,258,097
Stryker Corp. ........................................ United States 402,694 107,660,241
Teleflex, Inc. ......................................... United States 423,207 150,166,540
944,590,849
Health Care Providers & Services 1.0%
a
Guardant Health, Inc. .................................. United States 273,430 18,112,003
a
Laboratory Corp. of America Holdings ...................... United States 381,522 100,592,090
UnitedHealth Group, Inc. ................................ United States 153,210 78,132,504
196,836,597
Health Care Technology 0.3%
a
Certara , Inc. ......................................... United States 248,652 5,341,045
a
Veeva Systems, Inc., A ................................. United States 270,987 57,573,898
62,914,943
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc., A ........................................ United States 252,739 43,410,451
a
Booking Holdings, Inc. ................................. United States 29,049 68,220,124
a
Las Vegas Sands Corp. ................................. United States 1,918,347 74,566,148
186,196,723
Interactive Media & Services 4.5%
a
Alphabet, Inc., A ...................................... United States 146,800 408,302,180
a
Alphabet, Inc., C ...................................... United States 149,926 418,741,819
a
Match Group, Inc. ..................................... United States 635,209 69,072,626
896,116,625

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 4.5%
a
Amazon.com, Inc. ..................................... United States 269,640 $ 879,012,918
IT Services 5.9%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 59,417 117,702,902
Automatic Data Processing, Inc. .......................... United States 109,031 24,808,914
a,d,e
Canva , Inc. .......................................... Australia 25,413 20,070,622
a
Marqeta , Inc., A ....................................... United States 814,946 8,997,004
Mastercard , Inc., A .................................... United States 1,080,002 385,971,115
a
Okta , Inc. ........................................... United States 392,756 59,290,446
a
Paymentus Holdings, Inc., A ............................. United States 367,494 7,746,773
a
PayPal Holdings, Inc. .................................. United States 585,237 67,682,659
a
Snowflake, Inc., A ..................................... United States 395,392 90,596,169
a
Twilio , Inc., A ......................................... United States 451,116 74,348,428
Visa, Inc., A .......................................... United States 1,373,381 304,574,704
1,161,789,736
Life Sciences Tools & Services 6.2%
a
10X Genomics, Inc., A .................................. United States 314,320 23,910,322
Agilent Technologies, Inc. ............................... United States 1,275,282 168,758,067
Danaher Corp. ....................................... United States 1,130,127 331,500,153
a
Illumina, Inc. ......................................... United States 590,097 206,179,892
a
Mettler -Toledo International, Inc. .......................... United States 237,891 326,669,542
Thermo Fisher Scientific, Inc. ............................ United States 278,661 164,591,120
1,221,609,096
Machinery 3.8%
Deere & Co. ......................................... United States 461,182 191,602,674
Dover Corp. ......................................... United States 246,900 38,738,610
Illinois Tool Works, Inc. ................................. United States 980,987 205,418,678
Ingersoll Rand, Inc. .................................... United States 1,925,288 96,938,251
Otis Worldwide Corp. .................................. United States 520,579 40,058,554
a
Proterra , Inc. ......................................... United States 2,460,153 18,500,350
Stanley Black & Decker, Inc. ............................. United States 778,762 108,863,140
Xylem, Inc. .......................................... United States 530,104 45,196,667
745,316,924
Media 0.5%
Cable One, Inc. ....................................... United States 47,674 69,806,178
Comcast Corp., A ..................................... United States 787,868 36,887,980
106,694,158
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 184,612 50,273,540
a
Olaplex Holdings, Inc. .................................. United States 360,814 5,639,523
55,913,063
Pharmaceuticals 4.1%
AstraZeneca plc, ADR .................................. United Kingdom 2,184,542 144,922,516
a
Catalent , Inc. ........................................ United States 2,412,989 267,600,480
Eli Lilly & Co. ........................................ United States 1,142,881 327,286,832
Johnson & Johnson ................................... United States 335,433 59,448,791
799,258,619
Professional Services 1.3%
a
CoStar Group, Inc. .................................... United States 1,275,638 84,970,247
Equifax, Inc. ......................................... United States 481,120 114,073,552

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. ................................... United States 248,824 $ 53,405,095
252,448,894
Road & Rail 3.7%
Canadian Pacific Railway Ltd. ............................ Canada 1,394,455 115,098,316
JB Hunt Transport Services, Inc. .......................... United States 490,494 98,486,290
a
Uber Technologies, Inc. ................................. United States 999,629 35,666,763
Union Pacific Corp. .................................... United States 1,741,780 475,871,714
725,123,083
Semiconductors & Semiconductor Equipment 7.3%
ASML Holding NV, NYRS ............................... Netherlands 402,541 268,869,210
Lam Research Corp. ................................... United States 29,431 15,822,400
Monolithic Power Systems, Inc. ........................... United States 441,446 214,401,493
NVIDIA Corp. ........................................ United States 2,017,847 550,589,733
NXP Semiconductors NV ............................... China 688,867 127,495,504
Texas Instruments, Inc. ................................. United States 1,373,381 251,987,946
1,429,166,286
Software 16.7%
a
Adobe, Inc. .......................................... United States 167,184 76,172,374
a,b
AppLovin Corp., A ..................................... United States 255,331 14,061,078
a
Atlassian Corp. plc, A .................................. United States 275,367 80,911,086
a
Autodesk, Inc. ........................................ United States 767,572 164,529,058
a
Avalara, Inc. ......................................... United States 849,322 84,516,032
a
Bill.com Holdings, Inc. .................................. United States 1,062,990 241,075,502
a,d,e
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 30,000,062
a
Crowdstrike Holdings, Inc., A ............................. United States 137,545 31,233,719
a,b
Gitlab , Inc., A ........................................ United States 102,093 5,558,964
a,b
HashiCorp , Inc., A ..................................... United States 189,231 10,218,474
Intuit, Inc. ........................................... United States 806,313 387,707,543
Microsoft Corp. ....................................... United States 3,245,069 1,000,487,223
a
Paycom Software, Inc. ................................. United States 185,577 64,280,161
a
Procore Technologies, Inc. .............................. United States 69,092 4,004,572
a
PTC, Inc. ........................................... United States 1,181,307 127,250,390
a
salesforce.com, Inc. ................................... United States 553,101 117,434,404
a
ServiceNow , Inc. ...................................... United States 787,093 438,324,221
a,d,e
Stripe, Inc., B ........................................ United States 540,043 15,720,690
a
Synopsys, Inc. ....................................... United States 521,046 173,649,001
a
Tyler Technologies, Inc. ................................. United States 118,218 52,594,006
a
Workday, Inc., A ...................................... United States 736,048 176,254,054
3,295,982,614
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. .......................................... United States 5,488,460 958,340,001
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 1,869,347 251,539,332
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 2,697,023 160,203,166
Water Utilities 0.6%
American Water Works Co., Inc. .......................... United States 686,691 113,667,961
Total Common Stocks (Cost $5,917,918,342) ....................................
19,585,383,727

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.3%
IT Services 0.0%
†
a,d,e
Canva , Inc., A ........................................ Australia 2,353 $ 1,858,347
a,d,e
Canva , Inc., A-3 ...................................... Australia 94 74,239
a,d,e
Canva , Inc., A-4 ...................................... Australia 8 6,318
a,d,e
Canva , Inc., A-5 ...................................... Australia 5 3,949
1,942,853
Software 0.3%
a,d,e
Gusto, Inc., E ........................................ United States 822,494 16,732,791
a,d,e
OneTrust LLC, C ...................................... United States 849,894 13,603,370
a,d,e
Stripe, Inc., H ........................................ United States 756,137 22,011,201
52,347,362
Total Convertible Preferred Stocks (Cost $76,200,357) ...........................
54,290,215
Total Long Term Investments (Cost $5,994,118,699) .............................
19,639,673,942
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 77,833,192 77,833,192
Total Money Market Funds (Cost $77,833,192) ..................................
77,833,192
h
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 18,944,000 18,944,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, BNP Paribas SA, 0.28%, 4/01/22
(Maturity Value $4,736,366)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S. Treasury
Bonds, Strips, 8/15/24 - 2/15/26; U.S. Treasury Notes, 0.125%
- 2.875%, 10/31/22 - 1/31/27; and U.S. Treasury Notes, Index
Linked, 0.125% - 0.625%, 1/15/24 - 7/15/26 (valued at $4,831,056) 4,736,329 4,736,329
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $23,680,329) ...........................................................
23,680,329
Total Short Term Investments (Cost $101,513,521 ) ...............................
101,513,521
a
Total Investments (Cost $6,095,632,220) 100.3% ................................
$19,741,187,463
Other Assets, less Liabilities (0.3)% ...........................................
(60,665,486)
Net Assets 100.0% ...........................................................
$19,680,521,977

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 142 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2022. See Note 1(g).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of this security was
$117,702,902, representing 0.6% of net assets.
d
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
e
See Note 10 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(g) regarding securities on loan.
i
See Note 1(c) regarding joint repurchase agreement.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $2.47 $2.08 $2.30 $2.32 $2.31
Income from investment operations
b
:
Net investment income (loss)
c
.................... 0.03 0.08 0.08 0.08 (0.04)
Net realized and unrealized gains (losses) ........... 0.13 0.42 (0.18) 0.02 0.05
Total from investment operations .................... 0.16 0.50 (0.10) 0.10 0.01
Less distributions from:
Net investment income .......................... (0.06) (0.11) (0.12) (0.12) —
Net realized gains ............................. (0.05) — — — —
Total distributions ............................... (0.11) (0.11) (0.12) (0.12) —
Net asset value, end of period ...................... $2.52 $2.47 $2.08 $2.30 $2.32
Total return
d
................................... 6.54% 24.55% (4.48)% 4.40% 0.43%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.71% 0.72% 0.71%
Expenses net of waiver and payments by affiliates
f
...... 0.71% 0.72%
g
0.70% 0.72%
g
0.71%
g
Net investment income ........................... 2.69% 3.19% 3.64% 3.92% 3.89%
Supplemental data
Net assets, end of period (000’s) .................... $18,177,132 $16,044,379 $10,072,437 $7,427,468 $107,057
Portfolio turnover rate ............................ 31.91% 68.93% 69.13% 43.63% 49.95%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.48 $2.08 $2.30 $2.32 $2.39 $2.25
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.08 0.08 0.09 0.09 0.10
Net realized and unrealized gains (losses) 0.13 0.43 (0.18) 0.01 (0.04) 0.16
Total from investment operations ........ 0.16 0.51 (0.10) 0.10 0.05 0.26
Less distributions from:
Net investment income .............. (0.06) (0.11) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. (0.05) — — — — —
Total distributions ................... (0.11) (0.11) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.53 $2.48 $2.08 $2.30 $2.32 $2.39
Total return
c
....................... 6.60% 25.19% (4.39)% 4.50% 2.18% 11.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.62% 0.61% 0.62% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.61% 0.62%
f
0.60% 0.62%
f
0.61%
f
0.61%
Net investment income ............... 2.78% 3.32% 3.74% 4.02% 3.99% 4.22%
Supplemental data
Net assets, end of period (000’s) ........ $36,252,710 $35,704,730 $32,693,224 $39,625,649 $42,929,573 $46,505,632
Portfolio turnover rate ................ 31.91% 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.52 $2.12 $2.34 $2.35 $2.42 $2.27
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.07 0.07 0.08 0.08 0.09
Net realized and unrealized gains (losses) 0.12 0.43 (0.18) 0.02 (0.04) 0.17
Total from investment operations ........ 0.15 0.50 (0.11) 0.10 0.04 0.26
Less distributions from:
Net investment income .............. (0.05) (0.10) (0.11) (0.11) (0.11) (0.11)
Net realized gains ................. (0.05) — — — — —
Total distributions ................... (0.10) (0.10) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.57 $2.52 $2.12 $2.34 $2.35 $2.42
Total return
c
....................... 6.21% 24.09% (4.80)% 4.35% 1.61% 11.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.13% 1.11% 1.12% 1.11% 1.12%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.11% 1.12% 1.10% 1.12%
f
1.11%
f
1.11%
Net investment income ............... 2.27% 2.84% 3.24% 3.52% 3.49% 3.72%
Supplemental data
Net assets, end of period (000’s) ........ $7,216,737 $7,507,658 $9,339,238 $13,488,627 $19,895,441 $23,036,875
Portfolio turnover rate ................ 31.91% 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.43 $2.04 $2.26 $2.28 $2.35 $2.21
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.07 0.07 0.08 0.08 0.09
Net realized and unrealized gains (losses) 0.11 0.43 (0.18) 0.01 (0.04) 0.16
Total from investment operations ........ 0.14 0.50 (0.11) 0.09 0.04 0.25
Less distributions from:
Net investment income .............. (0.05) (0.11) (0.11) (0.11) (0.11) (0.11)
Net realized gains ................. (0.05) — — — — —
Total distributions ................... (0.10) (0.11) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.47 $2.43 $2.04 $2.26 $2.28 $2.35
Total return
c
....................... 6.11% 24.75% (4.82)% 4.20% 1.86% 11.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.97% 0.96% 0.97% 0.96% 0.97%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.96% 0.97%
f
0.95% 0.97%
f
0.96%
f
0.96%
Net investment income ............... 2.44% 2.97% 3.40% 3.67% 3.64% 3.87%
Supplemental data
Net assets, end of period (000’s) ........ $288,745 $257,109 $221,584 $265,531 $296,098 $361,603
Portfolio turnover rate ................ 31.91% 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.47 $2.07 $2.29 $2.30 $2.37 $2.23
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.09 0.10 0.10 0.11
Net realized and unrealized gains (losses) 0.11 0.44 (0.19) 0.01 (0.05) 0.15
Total from investment operations ........ 0.15 0.52 (0.10) 0.11 0.05 0.26
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. (0.05) — — — — —
Total distributions ................... (0.11) (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.51 $2.47 $2.07 $2.29 $2.30 $2.37
Total return
c
....................... 6.30% 25.53% (4.23)% 5.17% 2.40% 12.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.43% 0.43% 0.40% 0.41% 0.39% 0.39%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.41% 0.41% 0.39% 0.40% 0.39%
f
0.38%
Net investment income ............... 3.02% 3.50% 3.96% 4.24% 4.21% 4.45%
Supplemental data
Net assets, end of period (000’s) ........ $1,235,381 $748,355 $1,626,735 $1,902,027 $2,062,334 $1,815,977
Portfolio turnover rate ................ 31.91% 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.46 $2.07 $2.28 $2.30 $2.37 $2.23
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.08 0.09 0.10 0.10
Net realized and unrealized gains (losses) 0.11 0.43 (0.17) 0.01 (0.05) 0.16
Total from investment operations ........ 0.15 0.51 (0.09) 0.10 0.05 0.26
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. (0.05) — — — — —
Total distributions ................... (0.11) (0.12) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.50 $2.46 $2.07 $2.28 $2.30 $2.37
Total return
c
....................... 6.32% 24.98% (3.86)% 4.65% 2.34% 12.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.46% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46% 0.47%
f
0.45% 0.47%
f
0.46%
f
0.46%
Net investment income ............... 2.93% 3.46% 3.89% 4.17% 4.14% 4.37%
Supplemental data
Net assets, end of period (000’s) ........ $12,799,284 $11,969,691 $9,712,076 $11,816,599 $11,328,761 $11,671,173
Portfolio turnover rate ................ 31.91% 68.93% 69.13% 43.63% 49.95% 34.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 37.2%
Aerospace & Defense 1.3%
Lockheed Martin Corp. ................................. United States 1,500,000 $ 662,100,000
Raytheon Technologies Corp. ............................ United States 2,959,550 293,202,619
955,302,619
Banks 3.3%
Bank of America Corp. ................................. United States 6,745,000 278,028,900
Barclays plc ......................................... United Kingdom 160,000,000 310,179,843
Citigroup, Inc. ........................................ United States 3,504,000 187,113,600
JPMorgan Chase & Co. ................................. United States 7,022,500 957,307,200
Truist Financial Corp. .................................. United States 6,500,000 368,550,000
US Bancorp ......................................... United States 7,000,000 372,050,000
2,473,229,543
Beverages 0.5%
a
PepsiCo, Inc. ........................................ United States 2,250,000 376,605,000
Biotechnology 1.6%
a
AbbVie, Inc. ......................................... United States 4,500,000 729,495,000
a
Amgen, Inc. ......................................... United States 2,000,000 483,640,000
1,213,135,000
Capital Markets 0.5%
a
Morgan Stanley ....................................... United States 4,000,000 349,600,000
Chemicals 0.7%
Air Products and Chemicals, Inc. .......................... United States 1,000,000 249,910,000
BASF SE ........................................... Germany 5,500,000 313,875,705
563,785,705
Communications Equipment 0.7%
Cisco Systems, Inc. ................................... United States 10,000,000 557,600,000
Containers & Packaging 0.3%
International Paper Co. ................................. United States 4,550,676 210,013,697
Diversified Telecommunication Services 2.7%
AT&T, Inc. ........................................... United States 20,000,000 472,600,000
BCE, Inc. ........................................... Canada 7,000,000 388,002,399
TELUS Corp. ........................................ Canada 4,000,000 104,491,102
Verizon Communications, Inc. ............................ United States 22,000,000 1,120,680,000
2,085,773,501
Electric Utilities 5.2%
American Electric Power Co., Inc. ......................... United States 8,000,000 798,160,000
a
Constellation Energy Corp. .............................. United States 2,000,000 112,500,000
Duke Energy Corp. .................................... United States 6,000,000 669,960,000
Edison International ................................... United States 11,000,000 771,100,000
Entergy Corp. ........................................ United States 1,500,000 175,125,000
Exelon Corp. ......................................... United States 6,500,000 309,595,000
b
PG&E Corp. ......................................... United States 10,000,000 119,400,000
PPL Corp. ........................................... United States 3,000,000 85,680,000
Southern Co. (The) .................................... United States 13,000,000 942,630,000
3,984,150,000
Energy Equipment & Services 0.3%
b,c
Weatherford International plc ............................. United States 7,000,000 233,100,000
Entertainment 0.1%
a,b
Walt Disney Co. (The) .................................. United States 550,000 75,438,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 0.4%
a
Walmart, Inc. ........................................ United States 2,000,500 $ 297,914,460
Health Care Equipment & Supplies 0.6%
Medtronic plc ........................................ United States 4,000,000 443,800,000
Health Care Providers & Services 0.2%
b,c
CHS/Community Health Systems, Inc. ...................... United States 10,000,000 118,700,000
Household Products 0.4%
Procter & Gamble Co. (The) ............................. United States 2,250,000 343,800,000
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp. .......................................... United States 5,500,000 127,875,000
Industrial Conglomerates 1.3%
a
3M Co. ............................................. United States 1,800,000 267,984,000
a
Honeywell International, Inc. ............................. United States 730,000 142,043,400
Siemens AG ......................................... Germany 4,000,000 553,944,443
963,971,843
Insurance 0.4%
MetLife, Inc. ......................................... United States 4,251,698 298,809,336
IT Services 0.5%
a
International Business Machines Corp. ..................... United States 3,000,000 390,060,000
Media 0.4%
Comcast Corp., A ..................................... United States 6,873,000 321,793,860
Metals & Mining 0.2%
d
BHP Group Ltd., ADR .................................. Australia 1,250,000 96,562,500
d
Rio Tinto plc, ADR ..................................... Australia 1,000,000 80,400,000
176,962,500
Multi-Utilities 2.7%
Dominion Energy, Inc. .................................. United States 9,000,000 764,730,000
DTE Energy Co. ...................................... United States 3,500,000 462,735,000
Sempra Energy ....................................... United States 5,000,000 840,600,000
2,068,065,000
Oil, Gas & Consumable Fuels 4.2%
BP plc, ADR ......................................... United Kingdom 10,000,000 294,000,000
Chesapeake Energy Corp., (USD Traded) ................... United States 2,300,000 200,100,000
a
Chevron Corp. ....................................... United States 8,000,000 1,302,640,000
a
Exxon Mobil Corp. ..................................... United States 8,682,000 717,046,380
Shell plc, ADR ........................................ Netherlands 5,500,000 302,115,000
TotalEnergies SE, ADR ................................. France 7,000,000 353,780,000
3,169,681,380
Personal Products 0.6%
Unilever plc .......................................... United Kingdom 10,000,000 454,062,485
Pharmaceuticals 5.1%
AstraZeneca plc, ADR .................................. United Kingdom 5,000,000 331,700,000
Bayer AG ........................................... Germany 5,000,000 342,041,840
Bristol-Myers Squibb Co. ................................ United States 12,000,000 876,360,000
a
Johnson & Johnson ................................... United States 5,500,000 974,765,000
a
Merck & Co., Inc. ..................................... United States 4,500,000 369,225,000
a
Pfizer, Inc. ........................................... United States 11,500,000 595,355,000
Roche Holding AG .................................... Switzerland 1,000,000 395,661,861
3,885,108,701

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.2%
a
Analog Devices, Inc. ................................... United States 82,000 $ 13,544,760
a
Intel Corp. ........................................... United States 10,468,000 518,794,080
a
Texas Instruments, Inc. ................................. United States 2,000,000 366,960,000
899,298,840
Specialty Retail 0.4%
a
Home Depot, Inc. (The) ................................. United States 1,000,000 299,330,000
Tobacco 0.8%
British American Tobacco plc ............................. United Kingdom 2,000,000 84,000,831
a
Philip Morris International, Inc. ........................... United States 5,500,000 516,670,000
600,670,831
Wireless Telecommunication Services 0.4%
Vodafone Group plc ................................... United Kingdom 175,000,000 286,984,394
Total Common Stocks (Cost $23,781,583,401) ...................................
28,224,621,695
e
Equity-Linked Securities 17.7%
Airlines 0.2%
f
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
5/03/22 ........................................... United States 3,507,000 143,017,638
Automobiles 0.6%
f
Citigroup Global Markets Holdings, Inc. into General Motors Co.,
144A, 12%, 11/10/22 ................................. United States 2,895,000 126,377,698
f
Merrill Lynch International & Co. CV into Ford Motor Co., 144A, 12%,
12/07/22 .......................................... United States 6,892,000 122,522,180
f
Royal Bank of Canada into General Motors Co., 144A, 12%, 3/17/23 United States 4,900,000 229,385,061
478,284,939
Banks 2.5%
f
Barclays Bank plc into Truist Financial Corp., 144A, 8%, 8/17/22 .. United States 2,740,000 153,622,193
f
BNP Paribas Issuance BV into Bank of America Corp., 144A, 9%,
4/13/22 ........................................... United States 7,200,000 302,118,837
f
Credit Suisse AG into Citigroup, Inc., 144A, 9%, 8/05/22 ........ United States 4,060,000 224,794,046
f
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 8.5%, 1/27/23 ................................. United States 5,711,000 249,073,207
f
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 1,620,000 223,267,826
f
National Bank of Canada into Bank of America Corp., 144A, 8%,
6/15/22 ........................................... United States 5,833,000 241,572,284
f
Societe Generale SA into Citigroup, Inc., 144A, 9%, 3/10/23 ..... United States 4,091,000 233,207,522
f
UBS AG into JPMorgan Chase & Co., 144A, 8.5%, 5/06/22 ...... United States 1,725,000 238,815,800
1,866,471,715
Biotechnology 0.7%
f
Goldman Sachs International Bank into AbbVie, Inc., 144A, 9%,
1/25/23 ........................................... United States 1,740,000 257,218,521
f
National Bank of Canada into AbbVie, Inc., 144A, 8.5%, 8/12/22 .. United States 2,197,000 286,417,838
543,636,359
Capital Markets 0.9%
f
Barclays Bank plc into Coinbase Global, Inc., 144A, 15%, 2/10/23 . United States 1,000,000 194,685,381
f
Credit Suisse AG into Morgan Stanley, 144A, 8.5%, 7/06/22 ..... United States 2,970,000 258,754,476
f
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 745,000 257,102,150
710,542,007

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Chemicals 0.4%
f
Citigroup Global Markets Holdings, Inc. into LyondellBasell Industries
NV, 144A, 10%, 6/23/22 ............................... United States 1,600,000 $ 166,071,634
f
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 590,000 150,888,554
316,960,188
Communications Equipment 0.4%
f
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 4,700,000 261,813,117
Containers & Packaging 0.3%
f
Mizuho Markets Cayman LP into International Paper Co., 144A, 9%,
12/20/22 .......................................... United States 5,376,300 246,054,111
Electric Utilities 0.2%
f
UBS AG into NextEra Energy, Inc., 144A, 8%, 3/17/23 .......... United States 1,695,000 134,910,859
Energy Equipment & Services 0.3%
f
Credit Suisse AG into Halliburton Co., 144A, 10%, 11/15/22 ...... United States 7,000,000 208,847,428
Entertainment 0.3%
f
Morgan Stanley Finance II Ltd. into Walt Disney Co. (The), 144A,
8%, 2/23/23 ........................................ United States 1,815,000 248,911,758
Health Care Equipment & Supplies 0.4%
f
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 2,600,000 277,642,673
Health Care Providers & Services 0.4%
f
Citigroup Global Markets Holdings, Inc. into CVS Health Corp., 144A,
8%, 5/18/22 ........................................ United States 3,287,000 285,024,609
Hotels, Restaurants & Leisure 0.1%
f
Mizuho Markets Cayman LP into Las Vegas Sands Corp., 144A,
12%, 8/29/22 ....................................... United States 1,734,000 68,287,655
Independent Power and Renewable Electricity Producers 0.2%
f
Mizuho Markets Cayman LP into Vistra Corp., 144A, 11%, 11/01/22 United States 7,740,000 162,124,493
Industrial Conglomerates 0.3%
f
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 1,335,000 254,836,585
Insurance 0.7%
f
Barclays Bank plc into MetLife, Inc., 144A, 8.5%, 7/11/22 ........ United States 4,240,000 271,891,187
f
National Bank of Canada into MetLife, Inc., 144A, 8.5%, 12/05/22 . United States 4,240,000 282,030,203
553,921,390
Internet & Direct Marketing Retail 0.7%
f
Citigroup Global Markets Holdings, Inc. into Bristol Myers Squibb
Co., 144A, 8.5%, 12/22/22 ............................. United States 4,400,000 279,868,106
f
Credit Suisse AG into Amazon.com, Inc., 144A, 8%, 2/17/23 ..... United States 91,000 283,750,987
563,619,093
IT Services 0.5%
f
Goldman Sachs International Bank into Twilio, Inc., 144A, 12.5%,
3/03/23 ........................................... United States 923,000 162,036,729
f
UBS AG into Fidelity National Information Services, Inc., 144A, 8.5%,
9/23/22 ........................................... United States 2,188,000 225,440,143
387,476,872
Machinery 0.2%
f
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 650,000 138,063,577

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
e
Equity-Linked Securities
(continued)
Media 0.3%
f
Societe Generale SA into Comcast Corp., 144A, 8%, 4/17/23 .... United States 5,300,000 $ 249,082,532
Metals & Mining 1.4%
f
Barclays Bank plc into Newmont Corp., 144A, 9.5%, 6/15/22 ..... United States 3,278,000 252,260,142
f
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 3,225,000 69,564,481
f
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 6,337,000 248,646,422
f
Morgan Stanley Finance II Ltd. into Rio Tinto Ltd., 144A, 10%,
6/07/22 ........................................... Australia 2,972,000 249,614,040
f
Royal Bank of Canada into Barrick Gold Corp., 144A, 10%, 4/08/22 Canada 8,910,000 214,048,395
1,034,133,480
Oil, Gas & Consumable Fuels 0.7%
f
Credit Suisse AG into Chevron Corp., 144A, 10%, 6/07/22 ....... United States 2,540,000 293,979,021
f
Mizuho Markets Cayman LP into Exxon Mobil Corp., 144A, 10%,
2/21/23 ........................................... United States 3,200,000 255,769,086
549,748,107
Pharmaceuticals 0.7%
f
J.P. Morgan Structured Products BV into Pfizer, Inc., 144A, 9.5%,
2/13/23 ........................................... United States 4,700,000 255,184,581
f
Royal Bank of Canada into Merck & Co., Inc., 144A, 8.5%, 10/17/22 United States 2,976,000 248,410,232
503,594,813
Road & Rail 0.4%
f
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
8%, 9/21/22 ........................................ United States 1,082,000 282,884,263
Semiconductors & Semiconductor Equipment 3.4%
f
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 10%, 8/08/22 United States 575,000 294,036,815
f
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
4/06/22 ........................................... United States 3,857,000 205,725,526
f
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
144A, 8%, 6/21/22 ................................... United States 1,328,000 244,074,944
f
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
4/04/23 ........................................... United States 3,315,000 158,077,900
f
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 1,200,000 223,648,449
f
Merrill Lynch International & Co. CV into Analog Devices, Inc., 144A,
9%, 4/04/23 ........................................ United States 1,551,000 251,976,860
f
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A,
9.5%, 10/13/22 ..................................... United States 550,000 297,877,696
f
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 1,273,500 189,830,408
f
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 9/12/23 .................................. United States 2,045,000 153,269,639
f
National Bank of Canada into Broadcom, Inc., 144A, 10%, 5/02/22 United States 578,000 309,546,018
f
Royal Bank of Canada into Intel Corp., 144A, 9.5%, 12/22/22 .... United States 4,525,000 227,996,557
2,556,060,812
Software 0.5%
f
Goldman Sachs International Bank into salesforce.com, Inc., 144A,
8%, 2/08/23 ........................................ United States 820,000 177,254,272
f
Mizuho Markets Cayman LP into Workday, Inc., 144A, 9.5%, 6/07/22 United States 921,000 219,306,034
396,560,306
Total Equity-Linked Securities (Cost $13,425,517,963) ...........................
13,422,511,379

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 2.8%
Capital Markets 0.1%
d
KKR & Co., Inc., 6%, C ................................. United States 1,350,000 $ 100,318,500
Electric Utilities 1.8%
d
American Electric Power Co., Inc., 6.125% .................. United States 3,600,000 201,132,000
NextEra Energy, Inc., 5.279% ............................ United States 7,500,000 391,125,000
d
NextEra Energy, Inc., 6.219% ............................ United States 7,500,000 394,050,000
PG&E Corp., 5.5% .................................... United States 500,000 56,220,000
Southern Co. (The), 6.75%, 2019 ......................... United States 6,300,000 344,043,000
1,386,570,000
Machinery 0.0%
†
RBC Bearings, Inc., 5%, A ............................... United States 200,000 19,944,000
Multi-Utilities 0.8%
Dominion Energy, Inc., 7.25%, A .......................... United States 3,050,000 309,727,500
DTE Energy Co., 6.25% ................................ United States 3,250,000 173,192,500
NiSource, Inc., 7.75% .................................. United States 1,167,000 138,849,660
621,769,660
Thrifts & Mortgage Finance 0.1%
FNMA, 5.375% ....................................... United States 4,250 32,937,500
b
Total Convertible Preferred Stocks (Cost $2,233,319,009) ........................
2,161,539,660
Preferred Stocks 0.0%
†
Thrifts & Mortgage Finance 0.0%
†
FHLMC, 8.375%, Z .................................... United States 6,000,000 18,600,000
d
FNMA, 8.25%, S ...................................... United States 4,000,000 12,880,000
31,480,000
Total Preferred Stocks (Cost $238,139,001) .....................................
31,480,000
Principal
Amount
*
Convertible Bonds 0.4%
Airlines 0.1%
f
JetBlue Airways Corp. , Senior Note , 144A, 0.5% , 4/01/26 ....... United States 52,000,000 48,642,796
Health Care Equipment & Supplies 0.1%
Haemonetics Corp. , Senior Note , Zero Cpn., 3/01/26 ...........
United States 44,559,000 37,551,610
Hotels, Restaurants & Leisure 0.0%
†
DraftKings, Inc. , Senior Note , Zero Cpn., 3/15/28 ..............
United States 48,358,000 34,987,013
Interactive Media & Services 0.1%
Twitter, Inc. , Senior Note , Zero Cpn., 3/15/26 .................
United States 50,000,000 42,225,000
Leisure Products 0.0%
†
Peloton Interactive, Inc. , Senior Note , Zero Cpn., 2/15/26 .......
United States 38,000,000 31,587,500
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 85,000,000 79,793,750
Real Estate Management & Development 0.0%
†
Redfin Corp. , Senior Note , Zero Cpn., 10/15/25 ...............
United States 22,050,000 16,358,343
Total Convertible Bonds (Cost $298,281,367) ...................................
291,146,012

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 30.3%
Aerospace & Defense 0.3%
Boeing Co. (The) , Senior Bond , 3.625% , 2/01/31 ..............
United States 20,000,000 $ 19,501,162
f
Bombardier, Inc. ,
Senior Bond, 144A, 7.5%, 3/15/25 ....................... Canada 33,400,000 33,610,921
Senior Note, 144A, 7.5%, 12/01/24 ...................... Canada 13,600,000 14,065,120
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 ....
United States 40,000,000 40,183,473
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 21,000,000 21,216,300
f
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 130,000,000 133,623,100
262,200,076
Airlines 0.5%
f
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ... United States 109,471,000 109,596,345
f
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 132,000,000 133,175,460
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 50,000,000 49,881,250
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 19,212,000 18,923,820
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 66,259,000 63,093,476
374,670,351
Auto Components 0.5%
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 ..
United States 30,000,000 28,181,100
Dana, Inc. , Senior Note , 4.25% , 9/01/30 ....................
United States 25,000,000 22,912,500
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 95,000,000 82,718,400
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 5%, 5/31/26 ............................. United States 30,000,000 29,827,200
Senior Bond, 4.875%, 3/15/27 .......................... United States 15,000,000 14,590,500
Senior Bond, 5.25%, 4/30/31 ........................... United States 45,000,000 42,187,500
f
Senior Bond, 144A, 5.25%, 7/15/31 ...................... United States 40,000,000 37,038,800
f
Senior Note, 144A, 5%, 7/15/29 ........................ United States 100,000,000 93,274,500
Tenneco, Inc. ,
d
Senior Bond, 5%, 7/15/26 ............................. United States 38,500,000 37,928,467
f
Senior Secured Note, 144A, 5.125%, 4/15/29 .............. United States 6,817,000 6,784,415
395,443,382
Automobiles 0.5%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 30,000,000 26,844,300
Senior Note, 9%, 4/22/25 ............................. United States 50,000,000 57,312,500
Senior Note , 4.346%, 12/08/26 ......................... United States 120,000,000 120,861,000
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 140,000,000 142,637,358
347,655,158
Banks 2.2%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 70,000,000 73,062,500
g
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 55,000,000 56,991,003
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 155,000,000 153,549,233
Senior Note, 3.004% to 12/20/22, FRN thereafter, 12/20/23 .... United States 40,000,000 40,116,128
Barclays plc ,
Senior Note, 3.932% to 5/07/24, FRN thereafter, 5/07/25 ...... United Kingdom 50,000,000 50,432,465
Senior Note , 3.65%, 3/16/25 ........................... United Kingdom 50,000,000 50,236,283
Senior Note , 4.375%, 1/12/26 .......................... United Kingdom 125,000,000 127,731,014
Citigroup, Inc. ,
g
Junior Sub. Bond, 5.95% to 1/30/23, FRN thereafter, Perpetual . United States 135,000,000 136,768,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
g
D, Junior Sub. Bond, 5.35% to 5/15/23, FRN thereafter, Perpetual United States 100,000,000 $ 100,250,000
g
M, Junior Sub. Bond, 6.3% to 5/15/24, FRN thereafter, Perpetual United States 115,000,000 115,891,250
VAR, Senior Note, 3.07% to 2/24/27, FRN thereafter, 2/24/28 .. United States 20,000,000 19,501,320
Sub. Bond, 4.125%, 7/25/28 ........................... United States 130,000,000 132,226,969
g
JPMorgan Chase & Co. ,
h
I, Junior Sub. Bond, FRN, 3.769%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 115,959,000 115,959,841
Q, Junior Sub. Bond, 5.15% to 5/01/23, FRN thereafter, Perpetual United States 60,700,000 61,079,375
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 55,000,000 55,825,000
S, Junior Sub. Bond, 6.75% to 2/01/24, FRN thereafter, Perpetual United States 65,000,000 67,872,025
h
V, Junior Sub. Bond, FRN, 3.534%, (3-month USD LIBOR +
3.32%), Perpetual ................................... United States 108,100,000 108,100,000
X, Junior Sub. Bond, 6.1% to 10/01/24, FRN thereafter, Perpetual United States 70,000,000 71,793,750
Truist Financial Corp. , Senior Note , 1.887% to 1/07/28, FRN
thereafter , 6/07/29 ................................... United States 20,000,000 18,199,270
Wells Fargo & Co. ,
g
S, Junior Sub. Bond, 5.9% to 6/15/24, FRN thereafter, Perpetual United States 70,000,000 70,700,000
Senior Note, 3.196% to 6/17/26, FRN thereafter, 6/17/27 ...... United States 20,000,000 19,755,529
1,646,041,455
Beverages 0.0%
†
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 25,951,007
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Note, 3.8%, 3/15/25 ............................ United States 100,000,000 101,957,528
Senior Note, 3.2%, 11/21/29 ........................... United States 20,000,000 19,783,606
Senior Note , 3.2%, 5/14/26 ........................... United States 25,000,000 25,099,227
146,840,361
Capital Markets 0.2%
f
Coinbase Global, Inc. ,
Senior Bond, 144A, 3.625%, 10/01/31 .................... United States 60,000,000 51,266,700
Senior Note, 144A, 3.375%, 10/01/28 .................... United States 60,000,000 53,082,000
Goldman Sachs Group, Inc. (The) , Senior Bond , 2.6% , 2/07/30 ...
United States 20,000,000 18,575,869
Morgan Stanley , Senior Bond , 2.699% to 1/22/30, FRN thereafter ,
1/22/31 ........................................... United States 20,000,000 18,790,960
141,715,529
Chemicals 0.6%
f
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 115,000,000 117,508,725
f
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 13,900,000 12,430,051
f
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 46,115,001
f
PMHC II, Inc. , Senior Note , 144A, 9% , 2/15/30 ............... United States 22,000,000 19,388,380
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 21,591,000 21,086,526
f
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 125,000,000 112,461,250
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 145,000,000 136,863,325
465,853,258

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.4%
f
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 30,000,000 $ 27,901,500
f
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 150,000,000 137,156,250
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 5,000,000 5,120,100
f
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ........ United States 27,000,000 26,238,330
f
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ..... Canada 25,000,000 23,812,000
f
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 25,000,000 23,072,500
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 61,589,000 56,427,534
299,728,214
Communications Equipment 0.5%
f
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 180,993,285 171,634,122
Senior Note , 144A, 5%, 3/15/27 ........................ United States 45,000,000 39,179,700
f
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 79,000,000 76,918,745
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 70,000,000 63,315,000
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 40,000,000 40,512,000
391,559,567
Consumer Finance 0.9%
Capital One Financial Corp. ,
Sub. Note, 4.2%, 10/29/25 ............................ United States 113,000,000 115,713,885
Sub. Note, 3.75%, 7/28/26 ............................ United States 100,200,000 100,839,475
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 60,000,000 61,273,200
Senior Note, 4.95%, 5/28/27 ........................... United States 50,000,000 50,902,500
Senior Note , 4.134%, 8/04/25 .......................... United States 149,650,000 149,664,965
Senior Note , 5.113%, 5/03/29 .......................... United States 100,000,000 100,770,000
General Motors Financial Co., Inc. ,
Senior Note, 4.15%, 6/19/23 ........................... United States 75,000,000 76,136,078
Senior Note, 2.4%, 4/10/28 ............................ United States 20,000,000 18,139,920
OneMain Finance Corp. , Senior Note , 4% , 9/15/30 ............
United States 38,000,000 33,587,820
707,027,843
Containers & Packaging 1.0%
f
ARD Finance SA , Senior Secured Note , 144A, 6.5% , 6/30/27 .... Luxembourg 19,000,000 17,407,610
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 110,000,000 101,805,550
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 9,669,000 9,672,674
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 340,000,000 337,382,000
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 218,500,000 217,929,169
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 55,000,000 51,161,000
735,358,003
Diversified Financial Services 0.4%
f
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 270,000,000 244,293,300
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 101,000,000 97,029,690
341,322,990

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.4%
f
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 50,000,000 $ 44,880,000
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 25,000,000 22,466,000
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 75,000,000 78,033,156
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 20,002,000 20,317,432
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 72,000,000 72,201,600
f
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 40,000,000 40,160,400
278,058,588
Electric Utilities 0.2%
Pacific Gas and Electric Co. , Senior Note , 3.15% , 1/01/26 .......
United States 13,700,000 13,208,417
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 33,139,000 32,068,610
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 35,000,000 35,229,250
Senior Note, 144A, 5%, 7/31/27 ........................ United States 25,000,000 24,637,375
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 90,000,000 85,166,100
190,309,752
Electrical Equipment 0.0%
†
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 17,668,000 16,145,018
Energy Equipment & Services 0.6%
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 16,000,000 16,026,720
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 70,371,000 72,926,171
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 254,128,750
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 82,800,000
425,881,641
Entertainment 0.6%
f
Magallanes, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 60,000,000 60,341,256
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 45,000,000 44,993,153
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 104,147,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 69,300,000 72,785,790
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 55,240,000
f
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 107,000,000 100,218,340
437,725,539
Equity Real Estate Investment Trusts (REITs) 0.3%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 30,000,000 29,645,709
Senior Note, 4.05%, 3/15/32 ........................... United States 30,000,000 30,107,157
f
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 80,750,000 79,980,856
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 10,000,000 10,246,850
Service Properties Trust , Senior Bond , 4.5% , 6/15/23 ..........
United States 53,768,000 53,224,943
203,205,515
Food Products 0.2%
f
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.125% , 1/31/30 . United States 14,500,000 13,564,750
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 58,794,762

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
f
Lamb Weston Holdings, Inc., Senior Note, 144A, 4.125%, 1/31/30
f
Post Holdings, Inc., (continued)
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 55,400,000 $ 49,166,946
121,526,458
Health Care Equipment & Supplies 0.5%
f
Avantor Funding, Inc. , Senior Note , 144A, 3.875% , 11/01/29 ..... United States 15,000,000 14,119,950
f
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 233,000,000 216,911,350
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 187,500,000 173,676,562
404,707,862
Health Care Providers & Services 6.6%
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 775,000,000 762,507,000
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 589,000,000 549,224,830
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 550,000,000 499,950,000
Senior Secured Bond, 144A, 4.75%, 2/15/31 ............... United States 20,000,000 18,927,800
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 335,000,000 349,265,975
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 250,000,000 254,927,500
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 380,000,000 403,636,000
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 250,000,000 253,050,000
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 115,000,000 110,543,750
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 130,975,940
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 45,418,531
f
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 125,000,000 109,528,125
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 195,000,000 182,364,000
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 90,000,000 93,139,650
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 86,618,800
Senior Secured Note , 5%, 3/15/24 ...................... United States 114,800,000 119,055,502
Tenet Healthcare Corp. ,
f
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 35,000,000 35,969,500
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 59,114,456
Senior Note, 6.75%, 6/15/23 ........................... United States 599,200,000 624,797,824
f
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 256,155,000 260,600,570
f
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,049,800
f
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 11,000,000 10,560,660
f
Senior Secured Note, 144A, 4.375%, 1/15/30 .............. United States 16,000,000 15,379,440
4,980,605,653
Health Care Technology 0.2%
f,i
Multiplan Corp. , 144A, PIK, 6% , 10/15/27 ................... United States 185,000,000 147,907,500
Hotels, Restaurants & Leisure 1.3%
f
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 25,000,000 24,135,875
f
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 35,000,000 37,548,700
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 85,000,000 79,581,250
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 47,000,000 48,584,840
f
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 20,000,000 18,971,500
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 105,000,000 96,729,675
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 40,000,000 37,980,800

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
Everi Holdings, Inc., Senior Note, 144A, 5%, 7/15/29
f
Penn National Gaming, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 $ 19,857,300
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 65,000,000 58,259,500
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 242,000,000 242,338,800
Senior Note , 144A, 4.25%, 5/30/23 ...................... United States 123,000,000 122,860,395
Senior Note , 144A, 5.25%, 5/15/27 ...................... United States 168,222,000 163,081,136
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Bond , 144A, 5.125% , 10/01/29 .......................... United States 25,000,000 23,572,500
j
Yum! Brands, Inc. , Senior Bond , 5.375% , 4/01/32 ............. United States 37,500,000 37,640,625
1,011,142,896
Household Durables 0.0%
†
f
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 144A, 4.75%, 2/15/28 ...................... United States 25,000,000 23,570,875
Senior Note, 144A, 4.75%, 4/01/29 ...................... United States 12,963,000 12,146,331
35,717,206
Household Products 0.1%
f
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 19,840,200
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 20,000,000 18,204,600
Senior Note, 144A, 4.375%, 3/31/29 ..................... United States 20,000,000 17,532,000
55,576,800
Independent Power and Renewable Electricity Producers 0.2%
f
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 56,500,000 53,924,448
Senior Secured Bond, 144A, 5.25%, 6/01/26 ............... United States 4,946,000 4,977,209
f,g
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN
thereafter , Perpetual ................................. United States 100,000,000 97,530,500
156,432,157
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/15/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 66,555,451
Interactive Media & Services 0.0%
†
f
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 42,000,000 41,061,720
Internet & Direct Marketing Retail 0.1%
f
Match Group Holdings II LLC ,
Senior Bond, 144A, 4.125%, 8/01/30 ..................... United States 45,000,000 42,260,625
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 33,730,000 30,222,080
72,482,705
IT Services 0.0%
†
Twilio, Inc. , Senior Note , 3.625% , 3/15/29 ...................
United States 40,000,000 37,753,400
Machinery 0.1%
f
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 35,000,000 32,681,250
f
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 42,579,890
75,261,140

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 2.6%
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 65,000,000 $ 65,413,725
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 100,000,000 99,903,000
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 4,526,000 4,539,578
f
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 227,000,000 225,425,755
Senior Note, 5.875%, 9/15/22 .......................... United States 30,255,000 30,530,472
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Secured
Note , 144A, 5.375% , 8/15/26 ........................... United States 152,000,000 59,088,480
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 74,500,000 73,388,088
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 383,500,000 385,893,040
Senior Note, 5%, 3/15/23 ............................. United States 300,000,000 301,446,000
Senior Note, 5.875%, 11/15/24 ......................... United States 180,000,000 179,795,700
Senior Note, 7.75%, 7/01/26 ........................... United States 70,000,000 69,632,150
Senior Note, 7.375%, 7/01/28 .......................... United States 35,000,000 33,201,875
f
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 75,000,000 71,578,125
f
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 45,000,000 42,511,500
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 217,220,000 217,690,281
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 55,000,000 57,825,625
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 30,000,000 31,459,950
1,949,323,344
Metals & Mining 0.7%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 20,000,000 20,335,445
f
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 30,000,000 29,726,700
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 52,579,500
f
First Quantum Minerals Ltd. ,
Senior Note, 144A, 7.25%, 4/01/23 ...................... Zambia 12,400,000 12,394,172
Senior Note, 144A, 6.5%, 3/01/24 ....................... Zambia 25,629,000 25,828,650
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 77,598,000 78,858,191
f
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 125,000,000 118,445,000
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 60,540,000 61,800,746
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 25,000,000 26,233,000
Senior Bond, 4.625%, 8/01/30 .......................... United States 20,000,000 20,473,000
Senior Note, 3.875%, 3/15/23 .......................... United States 62,636,000 63,397,967
510,072,371
Oil, Gas & Consumable Fuels 1.1%
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 270,000,000 280,449,000
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 88,461,150
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 119,731,527
f
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 United States 23,324,000 23,495,665
Civitas Resources, Inc. , Senior Note , 7.5% , 4/30/26 ...........
United States 32,713,617 32,729,647
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 30,000,000 33,796,650
Senior Note, 8%, 7/15/25 ............................. United States 50,000,000 56,205,000
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 31,617,000
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 67,645,800
Senior Note , 6.625%, 9/01/30 .......................... United States 40,000,000 45,950,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc., Senior Note, 7.5%, 4/30/26
PBF Holding Co. LLC / PBF Finance Corp. ,
Senior Note, 6%, 2/15/28 ............................. United States 37,000,000 $ 29,804,055
f
Senior Secured Note, 144A, 9.25%, 5/15/25 ............... United States 48,430,000 49,948,765
859,834,259
Personal Products 0.0%
†
f
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 30,675,000
Pharmaceuticals 3.5%
f
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 285,335,000 292,534,002
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 630,810,000 629,737,623
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 211,251,000 213,231,478
Senior Note, 144A, 9%, 12/15/25 ....................... United States 183,000,000 189,789,300
Senior Note, 144A, 7%, 1/15/28 ........................ United States 40,000,000 35,875,000
Senior Note, 144A, 5%, 1/30/28 ........................ United States 180,000,000 148,553,100
Senior Note, 144A, 5%, 2/15/29 ........................ United States 57,000,000 44,473,110
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 81,000,000 66,550,005
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 134,000,000 132,985,620
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 130,000,000 130,980,850
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 20,000,000 19,744,000
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 110,000,000 105,474,050
f
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 66,167,836
f
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 135,712,000 119,222,992
Senior Note, 144A, 6%, 6/30/28 ........................ United States 150,739,000 85,732,806
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 47,500,000 44,826,225
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 63,355,000 57,887,781
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 143,344,000 134,000,838
Royalty Pharma plc , Senior Note , 2.2% , 9/02/30 ..............
United States 20,000,000 17,516,116
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 110,000,000 109,313,414
2,644,596,146
Road & Rail 0.1%
f
Ashtead Capital, Inc. ,
Senior Note, 144A, 4%, 5/01/28 ........................ United Kingdom 15,000,000 14,811,566
Senior Note , 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 34,999,042
49,810,608
Semiconductors & Semiconductor Equipment 0.2%
f
Broadcom, Inc. ,
Senior Bond, 144A, 4%, 4/15/29 ........................ United States 25,000,000 24,987,750
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 20,000,000 17,872,027
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 35,000,000 34,923,350
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 69,000,000 70,125,545
147,908,672
Software 0.2%
f
Minerva Merger Sub, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ..... United States 50,000,000 48,569,000
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 75,000,000 68,209,125
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 35,000,000 34,976,642
151,754,767

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 50,000,000 $ 51,595,250
f
Gap, Inc. (The) ,
Senior Bond, 144A, 3.875%, 10/01/31 .................... United States 37,000,000 32,302,850
Senior Note, 144A, 3.625%, 10/01/29 .................... United States 15,000,000 13,394,625
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 10,000,000 8,574,950
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 50,000,000 45,969,000
151,836,675
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Bond , 3.375% , 7/15/31 .........
United States 7,000,000 6,238,190
Tobacco 0.3%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 78,530,499
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 190,000,000 185,243,449
263,773,948
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Secured Note, 3.875%, 11/15/27 ........................ United States 20,000,000 19,837,200
Senior Bond, 4.875%, 1/15/28 .......................... United States 110,000,000 111,859,000
Senior Bond, 4%, 7/15/30 ............................. United States 61,623,000 59,045,002
Senior Bond, 3.875%, 2/15/31 .......................... United States 57,035,000 53,845,603
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 31,242,300
275,829,105
Wireless Telecommunication Services 1.3%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 347,700,000 355,954,398
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 199,292,626
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 204,719,970
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 97,502,603
f
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 94,855,449
T-Mobile USA, Inc. , Senior Secured Note , 3.875% , 4/15/30 ......
United States 20,000,000 20,105,244
972,430,290
Total Corporate Bonds (Cost $22,947,585,218) ..................................
23,053,507,570
h,k
Senior Floating Rate Interests 0.2%
Commercial Services & Supplies 0.0%
†
APX Group, Inc. , Initial Term Loan , 4.005% , ( 1-month USD LIBOR +
3.5%; 3-month USD LIBOR + 2.5% ), 7/10/28 ............... United States 19,900,000 19,658,414
Diversified Financial Services 0.1%
MPH Acquisition Holdings LLC , Initial Term Loan , 4.758% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 33,915,000 33,031,175
Media 0.1%
Diamond Sports Group LLC , First Lien, CME Term Loan , 9% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 22,057,094 22,435,483
DIRECTV Financing LLC , Closing Date Term Loan , 5.75% , ( 1-month
USD LIBOR + 5% ), 8/02/27 ............................ United States 19,100,000 19,103,724
41,539,207
a a a a a a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h,k
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.0%
†
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 4% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 19,850,000 $ 19,801,665
Specialty Retail 0.0%
†
Belk, Inc. ,
First Lien, First-Out Term Loan, 8.5%, (3-month USD LIBOR +
7.5%), 7/31/25 ...................................... United States 4,913,316 4,890,789
First Lien, Second-Out Term Loan, 13%, (3-month USD LIBOR +
5%), 7/31/25 ....................................... United States 30,840,062 20,135,939
25,026,728
a a a a a a
Total Senior Floating Rate Interests (Cost $134,278,421) .........................
139,057,189
U.S. Government and Agency Securities 8.9%
U.S. Treasury Notes ,
0.25%, 3/15/24 ..................................... United States 750,000,000 720,615,233
2.25%, 3/31/24 ..................................... United States 750,000,000 749,018,557
0.25%, 6/15/24 ..................................... United States 500,000,000 476,972,655
1.75%, 3/15/25 ..................................... United States 2,250,000,000 2,202,539,062
0.5%, 3/31/25 ...................................... United States 750,000,000 706,699,215
0.75%, 5/31/26 ..................................... United States 750,000,000 697,690,433
0.875%, 6/30/26 ..................................... United States 500,000,000 467,080,080
1.875%, 2/28/29 ..................................... United States 250,000,000 241,386,720
1.875%, 2/15/32 ..................................... United States 500,000,000 480,234,375
Total U.S. Government and Agency Securities (Cost $6,932,020,930) ..............
6,742,236,330
Asset-Backed Securities 0.1%
Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 48,128,896 49,898,124
Total Asset-Backed Securities (Cost $48,128,896) ...............................
49,898,124
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 32,347,316 33,387,522
Total Mortgage-Backed Securities (Cost $34,267,938) ............................
33,387,522
Shares
a
Escrows and Litigation Trusts 0.0%
†
f
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 25,000,000 25,849,000
Total Escrows and Litigation Trusts (Cost $25,000,000) ..........................
25,849,000
Total Long Term Investments (Cost $70,098,122,144) ............................
74,175,234,481
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,012,325,542 2,012,325,542
Total Money Market Funds (Cost $2,012,325,542) ................................
2,012,325,542

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a
n
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 90,336,000 $ 90,336,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
o
Joint Repurchase Agreement, BNP Paribas SA, 0.28%, 4/01/22
(Maturity Value $22,783,627)
Collateralized by U.S. Treasury Bond, 6%, 2/15/26; U.S.
Treasury Bonds, Strips, 8/15/24 - 2/15/26; U.S. Treasury Notes,
0.125% - 2.875%, 10/31/22 - 1/31/27; and U.S. Treasury Notes,
Index Linked, 0.125% - 0.625%, 1/15/24 - 7/15/26 (valued at
$23,239,121) ....................................... 22,783,450 22,783,450
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $113,119,450) ..........................................................
113,119,450
Total Short Term Investments (Cost $2,125,444,992 ) .............................
2,125,444,992
a
Total Investments (Cost $72,223,567,136) 100.3% ...............................
$76,300,679,473
Options Written (0.1)% .......................................................
(68,486,000)
Other Assets, less Liabilities (0.2)% ...........................................
(262,205,324)
Net Assets 100.0% ...........................................................
$75,969,988,149
Number of
Contracts
Notional
Amount
#
p
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
3M Co., June Strike Price $160.00, Expires 6/17/22 ............ 5,000 74,440,000 (1,050,000)
3M Co., June Strike Price $165.00, Expires 6/17/22 ............ 5,000 74,440,000 (600,000)
AbbVie, Inc., April Strike Price $150.00, Expires 4/14/22 ........ 5,000 81,055,000 (6,450,000)
AbbVie, Inc., May Strike Price $160.00, Expires 5/20/22 ........ 5,000 81,055,000 (2,825,000)
AbbVie, Inc., June Strike Price $170.00, Expires 6/17/22 ........ 5,000 81,055,000 (1,380,000)
Amgen, Inc., April Strike Price $240.00, Expires 4/14/22 ........ 5,000 120,910,000 (2,600,000)
Amgen, Inc., June Strike Price $240.00, Expires 6/17/22 ........ 5,000 120,910,000 (4,900,000)
Amgen, Inc., June Strike Price $250.00, Expires 6/17/22 ........ 5,000 120,910,000 (2,550,000)
Chevron Corp., June Strike Price $200.00, Expires 6/17/22 ...... 10,000 162,830,000 (740,000)
Constellation Energy Corp., May Strike Price $60.00, Expires
5/20/22 ........................................... 10,000 56,250,000 (1,600,000)
Exxon Mobil Corp., May Strike Price $110.00, Expires 5/20/22 .... 10,000 82,590,000 (100,000)
Honeywell International, Inc., April Strike Price $200.00, Expires
4/14/22 ........................................... 5,000 97,290,000 (525,000)
Intel Corp., May Strike Price $52.50, Expires 5/20/22 ........... 20,000 99,120,000 (2,360,000)
Intel Corp., May Strike Price $55.00, Expires 5/20/22 ........... 20,000 99,120,000 (1,180,000)
International Business Machines Corp., May Strike Price $135.00,
Expires 5/20/22 ..................................... 10,000 130,020,000 (2,440,000)
International Business Machines Corp., June Strike Price $140.00,
Expires 6/17/22 ..................................... 10,000 130,020,000 (1,500,000)
Johnson & Johnson, May Strike Price $175.00, Expires 5/20/22 ... 5,000 88,615,000 (3,000,000)
Johnson & Johnson, May Strike Price $185.00, Expires 5/20/22 ... 5,000 88,615,000 (685,000)
Merck & Co., Inc., April Strike Price $80.00, Expires 4/14/22 ..... 10,000 82,050,000 (2,770,000)
Merck & Co., Inc., May Strike Price $82.50, Expires 5/20/22 ..... 10,000 82,050,000 (2,320,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 142 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
p
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Morgan Stanley, May Strike Price $110.00, Expires 5/20/22 ...... 10,000 87,400,000 $ (80,000)
PepsiCo, Inc., April Strike Price $185.00, Expires 4/14/22 ....... 10,000 167,380,000 (100,000)
Pfizer, Inc., May Strike Price $57.50, Expires 5/20/22 ........... 10,000 51,770,000 (500,000)
Philip Morris International, Inc., April Strike Price $100.00, Expires
4/14/22 ........................................... 10,000 93,940,000 (90,000)
Texas Instruments, Inc., May Strike Price $200.00, Expires 5/20/22 5,000 91,740,000 (965,000)
Texas Instruments, Inc., June Strike Price $210.00, Expires 6/17/22 5,000 91,740,000 (715,000)
Walmart, Inc., April Strike Price $145.00, Expires 4/14/22 ....... 10,000 148,920,000 (4,950,000)
Walt Disney Co. (The), April Strike Price $160.00, Expires 4/14/22 . 5,500 75,438,000 (33,000)
(49,008,000)
Puts - Exchange-Traded
Equity Options
Alphabet, Inc., May Strike Price $2,200.00, Expires 5/20/22 ...... 1,000 278,135,000 (763,000)
Analog Devices, Inc., April Strike Price $150.00, Expires 4/14/22 .. 5,000 82,590,000 (330,000)
Goldman Sachs Group, Inc. (The), April Strike Price $285.00,
Expires 4/14/22 ..................................... 5,000 165,050,000 (300,000)
Goldman Sachs Group, Inc. (The), May Strike Price $300.00, Expires
5/20/22 ........................................... 5,000 165,050,000 (2,445,000)
Home Depot, Inc. (The), May Strike Price $285.00, Expires 5/20/22 10,000 299,330,000 (7,150,000)
McDonald's Corp., May Strike Price $210.00, Expires 5/20/22 .... 5,000 123,640,000 (365,000)
Morgan Stanley, April Strike Price $80.00, Expires 4/14/22 ....... 10,000 87,400,000 (390,000)
Morgan Stanley, April Strike Price $85.00, Expires 4/14/22 ....... 10,000 87,400,000 (1,450,000)
NVIDIA Corp., April Strike Price $190.00, Expires 4/14/22 ....... 5,000 136,430,000 (55,000)
salesforce.com, Inc., May Strike Price $170.00, Expires 5/20/22 .. 10,000 212,320,000 (1,200,000)
Texas Instruments, Inc., April Strike Price $155.00, Expires 4/14/22 10,000 183,480,000 (100,000)
Texas Instruments, Inc., June Strike Price $160.00, Expires 6/17/22 10,000 183,480,000 (2,900,000)
Twilio, Inc., April Strike Price $125.00, Expires 4/14/22 ......... 5,000 82,405,000 (120,000)
Workday, Inc., May Strike Price $200.00, Expires 5/20/22 ....... 10,000 239,460,000 (1,910,000)
(19,478,000)
Total Options Written (Premiums received $74,928,235) ..........................
$ (68,486,000)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 12 regarding holdings of 5% voting securities.
d
A portion or all of the security is on loan at March 31, 2022. See Note 1(g).
e
See Note 1(f) regarding equity-linked securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $28,494,394,949, representing 37.5% of net assets.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
Income may be received in additional securities and/or cash.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
See Note 1(h) regarding senior floating rate interests.
l
See Note 3(f) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(g) regarding securities on loan.
o
See Note 1(c) regarding joint repurchase agreement.
p
See Note 1(e) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $5.89 $6.09 $6.07 $5.86 $5.89
Income from investment operations
b
:
Net investment income
c
......................... 0.03 0.05 0.10 0.14 0.01
Net realized and unrealized gains (losses) ........... (0.30) (0.12) 0.08 0.25 (0.02)
Total from investment operations .................... (0.27) (0.07) 0.18 0.39 (0.01)
Less distributions from:
Net investment income .......................... (0.07) (0.13) (0.16) (0.18) (0.02)
Net asset value, end of period ...................... $5.55 $5.89 $6.09 $6.07 $5.86
Total return
d
................................... (4.70)% (1.15)% 3.01% 6.70% (0.23)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.87% 0.87% 0.89% 0.89% 0.86%
Expenses net of waiver and payments by affiliates
f
...... 0.87%
g
0.87%
g
0.88% 0.88% 0.86%
g
Net investment income ........................... 1.18% 0.79% 1.58% 2.36% 2.40%
Supplemental data
Net assets, end of period (000’s) .................... $844,409 $1,020,574 $1,097,545 $336,646 $4,472
Portfolio turnover rate ............................ 21.54% 89.16% 65.54% 41.34% 44.67%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.90 $6.09 $6.07 $5.85 $6.13 $6.35
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.05 0.10 0.15 0.15 0.13
Net realized and unrealized gains (losses) (0.32) (0.10) 0.09 0.25 (0.25) (0.16)
Total from investment operations ........ (0.28) (0.05) 0.19 0.40 (0.10) (0.03)
Less distributions from:
Net investment income .............. (0.07) (0.14) (0.17) (0.18) (0.18) (0.19)
Net asset value, end of period .......... $5.55 $5.90 $6.09 $6.07 $5.85 $6.13
Total return
c
....................... (4.81)% (0.89)% 3.09% 6.94% (1.60)% (0.45)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.77% 0.78% 0.79% 0.76% 0.79%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.76%
f
0.76% 0.77% 0.78% 0.76%
f
0.79%
f
Net investment income ............... 1.28% 0.90% 1.69% 2.46% 2.50% 2.17%
Supplemental data
Net assets, end of period (000’s) ........ $1,863,833 $2,104,978 $2,661,888 $2,885,194 $3,099,373 $3,581,769
Portfolio turnover rate ................ 21.54% 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.85 $6.04 $6.03 $5.81 $6.08 $6.30
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.02 0.07 0.12 0.12 0.10
Net realized and unrealized gains (losses) (0.31) (0.10) 0.08 0.25 (0.24) (0.16)
Total from investment operations ........ (0.29) (0.08) 0.15 0.37 (0.12) (0.06)
Less distributions from:
Net investment income .............. (0.05) (0.11) (0.14) (0.15) (0.15) (0.16)
Net asset value, end of period .......... $5.51 $5.85 $6.04 $6.03 $5.81 $6.08
Total return
c
....................... (4.93)% (1.41)% 2.43% 6.45% (1.94)% (0.96)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.27% 1.29% 1.29% 1.26% 1.29%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.27%
f
1.27%
f
1.28% 1.28% 1.26%
f
1.29%
f
Net investment income ............... 0.78% 0.39% 1.18% 1.96% 2.00% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $154,961 $196,643 $354,483 $389,021 $571,525 $797,394
Portfolio turnover rate ................ 21.54% 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.89 $6.09 $6.07 $5.85 $6.12 $6.34
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.03 0.08 0.13 0.13 0.11
Net realized and unrealized gains (losses) (0.31) (0.11) 0.08 0.25 (0.24) (0.16)
Total from investment operations ........ (0.28) (0.08) 0.16 0.38 (0.11) (0.05)
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.14) (0.16) (0.16) (0.17)
Net asset value, end of period .......... $5.55 $5.89 $6.09 $6.07 $5.85 $6.12
Total return
c
....................... (4.82)% (1.41)% 2.73% 6.58% (1.78)% (0.81)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.11% 1.13% 1.14% 1.11% 1.13%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.12%
f
1.11%
f
1.12% 1.13% 1.11%
f
1.13%
f
Net investment income ............... 0.93% 0.55% 1.34% 2.11% 2.15% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $17,131 $19,513 $27,746 $32,906 $31,144 $38,363
Portfolio turnover rate ................ 21.54% 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.92 $6.12 $6.10 $5.87 $6.15 $6.37
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.07 0.12 0.16 0.17 0.15
Net realized and unrealized gains (losses) (0.30) (0.12) 0.08 0.27 (0.25) (0.16)
Total from investment operations ........ (0.26) (0.05) 0.20 0.43 (0.08) (0.01)
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.18) (0.20) (0.20) (0.21)
Net asset value, end of period .......... $5.58 $5.92 $6.12 $6.10 $5.87 $6.15
Total return
c
....................... (4.50)% (0.80)% 3.34% 7.39% (1.33)% (0.16)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.53% 0.54% 0.51% 0.49% 0.48%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.51% 0.52% 0.50% 0.48% 0.48%
f
Net investment income ............... 1.54% 1.15% 1.96% 2.74% 2.78% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $247,377 $304,650 $361,791 $573,957 $694,813 $446,174
Portfolio turnover rate ................ 21.54% 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.92 $6.11 $6.10 $5.87 $6.15 $6.37
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.06 0.11 0.16 0.16 0.15
Net realized and unrealized gains (losses) (0.32) (0.10) 0.07 0.26 (0.25) (0.17)
Total from investment operations ........ (0.28) (0.04) 0.18 0.42 (0.09) (0.02)
Less distributions from:
Net investment income .............. (0.07) (0.15) (0.17) (0.19) (0.19) (0.20)
Net asset value, end of period .......... $5.57 $5.92 $6.11 $6.10 $5.87 $6.15
Total return
c
....................... (4.73)% (0.74)% 3.23% 7.08% (1.45)% (0.30)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.62% 0.64% 0.64% 0.61% 0.64%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.62%
f
0.62%
f
0.63% 0.63% 0.61%
f
0.64%
f
Net investment income ............... 1.42% 1.04% 1.84% 2.61% 2.65% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $552,275 $692,010 $743,012 $946,318 $720,281 $854,640
Portfolio turnover rate ................ 21.54% 89.16% 65.54% 41.34% 44.67% 86.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.5%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 18,928,164
Total U.S. Government and Agency Securities (Cost $18,663,786) .................
18,928,164
Mortgage-Backed Securities 97.3%
Government National Mortgage Association (GNMA) Fixed Rate 97.3%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 4,189,211 4,522,440
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 151,509,643 165,842,783
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 68,435,668 76,442,297
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 62,473,071 70,117,401
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 17,237,542 18,767,995
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 11,186,738 12,385,775
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 1,071,573 1,166,888
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 1,759 1,941
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 378 393
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 13,828,940 14,172,832
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 40,326,339 42,408,118
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 77,211,148 83,406,368
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 22,642 24,431
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 4/15/49 ...................... 929,411 993,228
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 - 1/15/26 ..................... 37,901 38,366
GNMA I, Single-family, 30 Year, 7.5%, 4/15/22 - 7/15/31 ...................... 1,278,275 1,320,335
GNMA I, Single-family, 30 Year, 8%, 5/15/22 - 9/15/30 ........................ 461,004 470,271
GNMA I, Single-family, 30 Year, 8.5%, 6/15/22 - 5/15/25 ...................... 16,884 16,968
GNMA I, Single-family, 30 Year, 9%, 5/15/22 - 1/15/23 ........................ 1,502 1,505
GNMA I, Single-family, 30 Year, 9.5%, 8/15/22 .............................. 591 592
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 3,360 3,368
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 3,493,047 3,719,608
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 27,860,061 31,083,449
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 1,135,052 1,180,158
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 1,185,747 1,308,275
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 339,106 377,388
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 13,521 13,569
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 56,022 59,551
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 274,436,894 262,180,730
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 16,194,384 15,711,537
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 83,681,122 81,297,808
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 246,632,885 239,608,556
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 99,110,215 96,287,466
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 95,817,538 93,088,567
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 96,755,327 93,999,648
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 237,422,915 230,660,895
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 22,498,584 22,445,770
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 11,426,314 11,399,655
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 16,877,433 16,836,078
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 22,723,619 22,643,934
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 18,407,904 18,336,827
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 29,513,057 29,399,058
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 13,713,107 13,848,975
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 178,282,380 176,775,946
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 199,442,096 197,673,449
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 32,931,645 32,646,133
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 139,992,379 138,750,148
GNMA II, Single-family, 30 Year, 3%, 11/20/51 .............................. 88,912,961 88,103,601
GNMA II, Single-family, 30 Year, 3%, 12/20/51 .............................. 127,949,540 126,704,453
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 81,799,858 82,142,229
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 35,398,771 36,357,580
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 44,380,915 45,095,382
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 13,209,700 13,563,518

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. $ 15,377,746 $ 15,793,981
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 9,969,590 10,239,468
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 167,898,260 170,962,994
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 158,584,745 160,921,559
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 26,532,867 26,741,554
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 48,006,726 49,111,047
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 11,853,944 12,461,928
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 11,775,034 12,379,097
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 14,562,123 15,309,880
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 13,548,795 14,243,844
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 40,709,974 42,115,220
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 31,106,641 32,068,290
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 20,161,275 20,898,012
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 56,430,548 58,879,814
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 10,733,867 11,435,169
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 13,218,744 14,083,007
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 14,778,186 15,743,759
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 21,196,097 22,600,902
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 14,996,962 15,989,095
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 33,691,785 35,942,757
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 9,593,428 10,397,695
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 31,009,630 33,817,688
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 44,380,987 48,758,773
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 584,697 631,001
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 8,884,076 9,817,764
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 2,367,656 2,613,124
GNMA II, Single-family, 30 Year, 7.5%, 10/20/22 - 4/20/32 ..................... 366,832 395,768
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 163,902 177,120
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 105 106
GNMA II, Single-family, 30 Year, 9.5%, 12/20/24 - 1/20/25 ..................... 2,696 2,702
3,579,937,354
Total Mortgage-Backed Securities (Cost $3,688,183,878) .........................
3,579,937,354
Total Long Term Investments (Cost $3,706,847,664) .............................
3,598,865,518
a
a a a a
Short Term Investments 2.4%
Shares
a
Money Market Funds 2.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 89,394,141 89,394,141
Total Money Market Funds (Cost $89,394,141) ..................................
89,394,141
Total Short Term Investments (Cost $89,394,141 ) ................................
89,394,141
a
Total Investments (Cost $3,796,241,805) 100.2% ................................
$3,688,259,659
Other Assets, less Liabilities (0.2)% ...........................................
(8,272,851)
Net Assets 100.0% ...........................................................
$3,679,986,808
See Abbreviations on page 142 .
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $20.20 $19.76 $22.53 $18.66 $19.16
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.43 0.51 0.53 0.02
Net realized and unrealized gains (losses) ........... 3.48 1.94 (2.43) 4.41 (0.52)
Total from investment operations .................... 3.72 2.37 (1.92) 4.94 (0.50)
Less distributions from:
Net investment income .......................... (0.24) (0.52) (0.50) (0.49) —
Net realized gains ............................. (0.60) (1.41) (0.35) (0.58) —
Total distributions ............................... (0.84) (1.93) (0.85) (1.07) —
Net asset value, end of period ...................... $23.08 $20.20 $19.76 $22.53 $18.66
Total return
d
................................... 18.99% 12.29% (8.68)% 27.43% (2.61)%
Ratios to average net assets
e
Expenses
f ,g
.................................... 0.83% 0.82% 0.83% 0.83% 0.84%
Net investment income ........................... 2.30% 2.10% 2.46% 2.51% 2.62%
Supplemental data
Net assets, end of period (000’s) .................... $1,198,030 $982,201 $742,188 $521,782 $3,536
Portfolio turnover rate ............................ 2.53% 5.18% 12.19% 7.90% 4.58%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.21 $19.77 $22.54 $18.66 $19.18 $17.85
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.45 0.52 0.53 0.50 0.53
Net realized and unrealized gains (losses) 3.48 1.94 (2.41) 4.44 (0.17) 1.30
Total from investment operations ........ 3.73 2.39 (1.89) 4.97 0.33 1.83
Less distributions from:
Net investment income .............. (0.25) (0.54) (0.53) (0.51) (0.54) (0.49)
Net realized gains ................. (0.60) (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ................... (0.85) (1.95) (0.88) (1.09) (0.85) (0.50)
Net asset value, end of period .......... $23.09 $20.21 $19.77 $22.54 $18.66 $19.18
Total return
c
....................... 19.04% 12.40% (8.59)% 27.61% 1.68% 10.38%
Ratios to average net assets
d
Expenses
e,f
........................ 0.73% 0.72% 0.73% 0.73% 0.74% 0.75%
Net investment income ............... 2.39% 2.20% 2.50% 2.61% 2.72% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $3,756,878 $3,321,370 $3,388,126 $4,176,487 $3,654,795 $4,182,780
Portfolio turnover rate ................ 2.53% 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.09 $19.65 $22.42 $18.57 $19.09 $17.76
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.34 0.41 0.42 0.41 0.43
Net realized and unrealized gains (losses) 3.46 1.95 (2.41) 4.43 (0.18) 1.30
Total from investment operations ........ 3.66 2.29 (2.00) 4.85 0.23 1.73
Less distributions from:
Net investment income .............. (0.20) (0.44) (0.42) (0.42) (0.44) (0.39)
Net realized gains ................. (0.60) (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ................... (0.80) (1.85) (0.77) (1.00) (0.75) (0.40)
Net asset value, end of period .......... $22.95 $20.09 $19.65 $22.42 $18.57 $19.09
Total return
c
....................... 18.76% 11.91% (9.10)% 26.96% 1.18% 9.88%
Ratios to average net assets
d
Expenses
e ,f
........................ 1.22% 1.22% 1.23% 1.23% 1.24% 1.25%
Net investment income ............... 1.88% 1.69% 1.98% 2.11% 2.22% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $371,378 $350,553 $537,808 $767,363 $834,070 $981,515
Portfolio turnover rate ................ 2.53% 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.12 $19.68 $22.45 $18.59 $19.11 $17.78
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.38 0.44 0.45 0.44 0.46
Net realized and unrealized gains (losses) 3.46 1.94 (2.41) 4.44 (0.18) 1.30
Total from investment operations ........ 3.68 2.32 (1.97) 4.89 0.26 1.76
Less distributions from:
Net investment income .............. (0.22) (0.47) (0.45) (0.45) (0.47) (0.42)
Net realized gains ................. (0.60) (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ................... (0.82) (1.88) (0.80) (1.03) (0.78) (0.43)
Net asset value, end of period .......... $22.98 $20.12 $19.68 $22.45 $18.59 $19.11
Total return
c
....................... 18.82% 12.06% (8.95)% 27.17% 1.33% 10.04%
Ratios to average net assets
d
Expenses
e ,f
........................ 1.07% 1.07% 1.08% 1.08% 1.09% 1.10%
Net investment income ............... 2.05% 1.85% 2.15% 2.26% 2.37% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $98,999 $83,441 $84,488 $103,376 $72,927 $94,465
Portfolio turnover rate ................ 2.53% 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semianual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.40 $19.93 $22.73 $18.81 $19.32 $17.97
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.50 0.58 0.56 0.55 0.58
Net realized and unrealized gains (losses) 3.52 1.96 (2.46) 4.50 (0.17) 1.31
Total from investment operations ........ 3.80 2.46 (1.88) 5.06 0.38 1.89
Less distributions from:
Net investment income .............. (0.28) (0.58) (0.57) (0.56) (0.58) (0.53)
Net realized gains ................. (0.60) (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ................... (0.88) (1.99) (0.92) (1.14) (0.89) (0.54)
Net asset value, end of period .......... $23.32 $20.40 $19.93 $22.73 $18.81 $19.32
Total return
c
....................... 19.19% 12.71% (8.44)% 27.89% 1.97% 10.70%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.58% 0.56% 0.53% 0.52% 0.48%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.50% 0.50% 0.50% 0.50% 0.48% 0.48%
f
Net investment income ............... 2.64% 2.42% 2.75% 2.84% 2.98% 3.13%
Supplemental data
Net assets, end of period (000’s) ........ $204,651 $153,969 $144,079 $150,244 $230,393 $241,455
Portfolio turnover rate ................ 2.53% 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semianual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.40 $19.93 $22.73 $18.81 $19.32 $17.97
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.48 0.56 0.56 0.54 0.57
Net realized and unrealized gains (losses) 3.52 1.97 (2.46) 4.48 (0.18) 1.30
Total from investment operations ........ 3.79 2.45 (1.90) 5.04 0.36 1.87
Less distributions from:
Net investment income .............. (0.27) (0.57) (0.55) (0.54) (0.56) (0.51)
Net realized gains ................. (0.60) (1.41) (0.35) (0.58) (0.31) (0.01)
Total distributions ................... (0.87) (1.98) (0.90) (1.12) (0.87) (0.52)
Net asset value, end of period .......... $23.32 $20.40 $19.93 $22.73 $18.81 $19.32
Total return
c
....................... 19.14% 12.62% (8.51)% 27.78% 1.82% 10.64%
Ratios to average net assets
d
Expenses
e ,f
........................ 0.58% 0.57% 0.58% 0.58% 0.59% 0.60%
Net investment income ............... 2.54% 2.35% 2.66% 2.76% 2.87% 3.01%
Supplemental data
Net assets, end of period (000’s) ........ $1,409,658 $1,200,859 $1,179,002 $1,262,883 $927,845 $963,228
Portfolio turnover rate ................ 2.53% 5.18% 12.19% 7.90% 4.58% 0.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2022
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Construction & Engineering 1.0%
MDU Resources Group, Inc. ............................. United States 2,700,000 $ 71,955,000
Diversified Telecommunication Services 1.1%
a
TELUS Corp. ........................................ Canada 3,000,000 78,368,326
Electric Utilities 57.2%
Alliant Energy Corp. ................................... United States 3,750,000 234,300,000
American Electric Power Co., Inc. ......................... United States 2,750,000 274,367,500
Constellation Energy Corp. .............................. United States 1,679,999 94,499,944
Duke Energy Corp. .................................... United States 2,700,000 301,482,000
Edison International ................................... United States 4,300,000 301,430,000
Emera , Inc. .......................................... Canada 1,800,000 89,218,956
Entergy Corp. ........................................ United States 2,200,000 256,850,000
Evergy , Inc. .......................................... United States 3,421,604 233,832,418
Eversource Energy .................................... United States 2,200,000 194,018,000
Exelon Corp. ......................................... United States 5,650,000 269,109,500
FirstEnergy Corp. ..................................... United States 1,800,000 82,548,000
NextEra Energy, Inc. ................................... United States 9,686,286 820,525,288
OGE Energy Corp. .................................... United States 1,600,000 65,248,000
Origin Energy Ltd. ..................................... Australia 7,000,000 32,585,242
a
PG&E Corp. ......................................... United States 7,000,000 83,580,000
Pinnacle West Capital Corp. ............................. United States 1,250,000 97,625,000
PPL Corp. ........................................... United States 5,200,000 148,512,000
Southern Co. (The) .................................... United States 4,100,000 297,291,000
Xcel Energy, Inc. ...................................... United States 2,100,000 151,557,000
4,028,579,848
Gas Utilities 1.8%
Southwest Gas Holdings, Inc. ............................ United States 700,000 54,803,000
Spire, Inc. ........................................... United States 1,000,000 71,760,000
126,563,000
Independent Power and Renewable Electricity Producers 1.3%
Clearway Energy, Inc., C ................................ United States 200,000 7,302,000
Vistra Corp. .......................................... United States 3,500,000 81,375,000
88,677,000
Multi-Utilities 32.8%
Ameren Corp. ........................................ United States 1,668,250 156,415,120
Black Hills Corp. ...................................... United States 784,393 60,413,949
CenterPoint Energy, Inc. ................................ United States 6,250,000 191,500,000
CMS Energy Corp. .................................... United States 4,800,000 335,712,000
Consolidated Edison, Inc. ............................... United States 1,000,000 94,680,000
Dominion Energy, Inc. .................................. United States 3,800,000 322,886,000
DTE Energy Co. ...................................... United States 1,500,000 198,315,000
E.ON SE ............................................ Germany 9,000,000 104,577,530
National Grid plc ...................................... United Kingdom 5,000,000 76,846,942
NiSource, Inc. ........................................ United States 5,600,000 178,080,000
NorthWestern Corp. ................................... United States 1,255,416 75,940,113
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 133,000,000
Sempra Energy ....................................... United States 1,800,000 302,616,000
WEC Energy Group, Inc. ................................ United States 800,000 79,848,000
2,310,830,654
Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc. .................................. United States 700,000 97,055,000
DT Midstream, Inc. .................................... United States 750,000 40,695,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) ................................ United States 400,000 $ 13,364,000
151,114,000
Water Utilities 1.5%
Essential Utilities, Inc. .................................. United States 1,500,000 76,695,000
United Utilities Group plc ................................ United Kingdom 2,000,000 29,453,276
106,148,276
Total Common Stocks (Cost $3,033,921,276) ....................................
6,962,236,104
Short Term Investments 0.5%
a a
Country Shares
a
Value
a
Money Market Funds 0.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 36,866,244 36,866,244
Total Money Market Funds (Cost $36,866,244) ..................................
36,866,244
Total Short Term Investments (Cost $36,866,244 ) ................................
36,866,244
a
Total Investments (Cost $3,070,787,520) 99.4% ..................................
$6,999,102,348
Other Assets, less Liabilities 0.6% .............................................
40,491,810
Net Assets 100.0% ...........................................................
$7,039,594,158
See Abbreviations on page 142 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $13,422,520,717 $83,061,365 $5,994,118,699
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................. 346,580,695 2,071,646 96,777,192
Cost - Unaffiliated repurchase agreements .................... 8,235,498 — 4,736,329
Value - Unaffiliated issuers (Includes securities loaned of $38,192,771,
$— and $27,153,879, respectively) .......................... $23,567,947,996 $98,539,322 $19,639,673,942
Value - Non-controlled affiliates (Note 3 f and 12 ) ................ 346,580,695 2,071,646 96,777,192
Value - Unaffiliated repurchase agreements .................... 8,235,498 — 4,736,329
Cash .................................................. — — 1,004,545
Receivables:
Investment securities sold ................................. 3,352,985 — 55,679,810
Capital shares sold ...................................... 46,251,310 108,373 8,648,340
Dividends ............................................. 3,275,829 3,250 7,038,762
Affiliates .............................................. — 36,049 —
Other assets ............................................ 9,193 — —
Total assets ........................................ 23,975,653,506 100,758,640 19,813,558,920
Liabilities:
Payables:
Capital shares redeemed ................................. 44,634,950 3,607,289 95,630,805
Management fees ....................................... 8,253,671 — 7,055,391
Distribution fees ........................................ 3,038,930 20,575 3,124,475
Transfer agent fees ...................................... 1,152,272 — 2,799,551
Trustees' fees and expenses ............................... — 330 —
Payable upon return of securities loaned (Note 1 g ) ................ 41,175,498 — 23,680,330
Accrued expenses and other liabilities ......................... 387,267 28,407 746,391
Total liabilities ....................................... 98,642,588 3,656,60 1 133,036,943
Net assets, at value ............................... $23,877,010,918 $97,102,039 $19,680,521,977
Net assets consist of:
Paid-in capital ........................................... $14,446,484,393 $89,704,205 $4,873,356,501
Total distributable earnings (losses) ........................... 9,430,526,525 7,397,834 14,807,165,476
Net assets, at value ............................... $23,877,010,918 $97,102,039 $19,680,521,977

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $10,221,960,846 $76,784,451 $12,145,774,874
Shares outstanding ...................................... 79,257,230 2,824,061 89,684,236
Net asset value per share
a
................................ $128.97 $27.19 $135.43
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $136.48 $28.77 $143.31
Class C:
Net assets, at value ..................................... $1,071,129,730 $6,035,885 $592,494,387
Shares outstanding ...................................... 10,269,189 225,473 4,998,586
Net asset value and maximum offering price per share
a
........... $104.31 $26.77 $118.53
Class R:
Net assets, at value ..................................... $263,813,533 $807,144 $340,259,682
Shares outstanding ...................................... 2,126,390 29,795 2,533,024
Net asset value and maximum offering price per share ........... $124.07 $27.09 $134.33
Class R6:
Net assets, at value ..................................... $8,703,193,214 $65,029 $2,741,956,937
Shares outstanding ...................................... 64,051,313 2,374 20,128,761
Net asset value and maximum offering price per share ........... $135.88 $27.39 $136.22
Advisor Class:
Net assets, at value ..................................... $3,616,913,595 $13,409,530 $3,860,036,097
Shares outstanding ...................................... 26,958,161 490,370 28,314,143
Net asset value and maximum offering price per share ........... $134.17 $27.35 $136.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $69,839,517,770 $3,706,847,664 $3,033,921,276
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................. 2,361,265,916 89,394,141 36,866,244
Cost - Unaffiliated repurchase agreements .................... 22,783,450 — —
Value - Unaffiliated issuers (Includes securities loaned of
$106,928,986, $— and $—, respectively) ..................... $73,823,434,481 $3,598,865,518 $6,962,236,104
Value - Non-controlled affiliates (Note 3 f and 12 ) ................ 2,454,461,542 89,394,141 36,866,244
Value - Unaffiliated repurchase agreements .................... 22,783,450 — —
Cash .................................................. 3,951,192 — —
Receivables:
Investment securities sold ................................. 273,119,068 — 32,611,967
Capital shares sold ...................................... 67,055,112 6,854,344 20,532,544
Dividends and interest ................................... 529,485,069 9,943,917 11,471,715
European Union tax reclaims (Note 1 i ) ....................... 36,533,623 — 1,012,122
Total assets ........................................ 77,210,823,537 3,705,057,920 7,064,730,696
Liabilities:
Payables:
Investment securities purchased ............................ 956,579,783 — 13,367,800
Capital shares redeemed ................................. 54,764,401 20,636,898 6,794,721
Management fees ....................................... 23,325,301 1,395,578 2,653,243
Distribution fees ........................................ 12,421,258 511,922 935,668
Transfer agent fees ...................................... 6,718,003 750,984 820,540
Trustees' fees and expenses ............................... — 767 —
Options written, at value (premiums received $74,928,235, $– and $–, respectively) ............................................ 68,486,000 — —
Payable upon return of securities loaned (Note 1 g ) ................ 113,119,450 — —
Accrued expenses and other liabilities ......................... 5,421,192 1,774,963 564,566
Total liabilities ....................................... 1,240,835,388 25,071,112 25,136,538
Net assets, at value ............................... $75,969,988,149 $3,679,986,808 $7,039,594,158
Net assets consist of:
Paid-in capital ........................................... $70,376,768,096 $4,518,328,643 $3,033,772,957
Total distributable earnings (losses) ........................... 5,593,220,053 (838,341,835) 4,005,821,201
Net assets, at value ............................... $75,969,988,149 $3,679,986,808 $7,039,594,158

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $18,177,132,414 $844,408,732 $1,198,029,731
Shares outstanding ...................................... 7,213,156,795 152,159,121 51,899,698
Net asset value per share
a
................................ $2.52 $5.55 $23.08
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.62 $5.77 $23.98
Class A1:
Net assets, at value ..................................... $36,252,709,965 $1,863,833,177 $3,756,878,398
Shares outstanding ...................................... 14,350,984,250 335,700,613 162,691,354
Net asset value per share
a
................................ $2.53 $5.55 $23.09
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $2.63 $5.77 $23.99
Class C:
Net assets, at value ..................................... $7,216,736,791 $154,961,171 $371,377,695
Shares outstanding ...................................... 2,809,105,400 28,126,818 16,184,835
Net asset value and maximum offering price per share
a
........... $2.57 $5.51 $22.95
Class R:
Net assets, at value ..................................... $288,744,571 $17,131,151 $98,998,763
Shares outstanding ...................................... 116,887,469 3,086,492 4,307,488
Net asset value and maximum offering price per share ........... $2.47 $5.55 $22.98
Class R6:
Net assets, at value ..................................... $1,235,380,832 $247,377,479 $204,651,433
Shares outstanding ...................................... 491,334,329 44,359,795 8,776,844
Net asset value and maximum offering price per share ........... $2.51 $5.58 $23.32
Advisor Class:
Net assets, at value ..................................... $12,799,283,576 $552,275,098 $1,409,658,138
Shares outstanding ...................................... 5,113,844,373 99,122,051 60,453,740
Net asset value and maximum offering price per share ........... $2.50 $5.57 $23.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the six months ended March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $258,346, $1,394 and $331,501, respectively)
Unaffiliated issuers ...................................... $28,769,905 $164,608 $77,395,270
Non-controlled affiliates (Note 3 f and 12 ) ...................... 12,717 148 5,554
Interest:
Unaffiliated issuers ...................................... 6,223 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 528,646 — 242,882
Non-controlled affiliates (Note 3 f ) ........................... 5,310 — 2,211
Total investment income ................................. 29,322,801 164,756 77,645,917
Expenses:
Management fees (Note 3 a ) ................................. 54,303,926 392,824 44,510,653
Distribution fees: (Note 3c )
    Class A .............................................. 14,252,954 102,946 16,082,228
    Class C .............................................. 6,181,985 31,474 3,244,552
    Class R .............................................. 734,967 2,469 940,654
Transfer agent fees: (Note 3e )
    Class A .............................................. 5,672,477 96,824 6,566,788
    Class C .............................................. 614,860 7,399 331,231
    Class R .............................................. 146,293 1,161 192,070
    Class R6 ............................................. 1,065,456 43 395,254
    Advisor Class .......................................... 2,047,088 26,430 2,124,307
Custodian fees (Note 4 ) .................................... 174,766 577 66,614
Reports to shareholders fees ................................ 692,129 4,164 422,018
Registration and filing fees .................................. 570,424 85,252 178,737
Professional fees ......................................... 42,060 24,465 58,333
Trustees' fees and expenses ................................ 84,385 845 77,028
Other .................................................. 185,592 3,589 204,226
Total expenses ....................................... 86,769,362 780,462 75,394,693
Expense reductions (Note 4 ) ............................. (214) (3) (63)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (185,802) (166,820) (81,997)
Net expenses ....................................... 86,583,346 613,639 75,312,633
Net investment income (loss) .......................... (57,260,545) (448,883) 2,333,284
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:*
Unaffiliated issuers .................................... (500,135,257) (6,719,195) 1,266,195,222
Foreign currency transactions .............................. (164,195) 5,264 3,565
Net realized gain (loss) ................................ (500,299,452) (6,713,931) 1,266,198,787
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (4,268,036,081) (10,078,140) (1,672,452,808)
Translation of other assets and liabilities denominated in foreign currencies ........................................... 5,018 — 1,167
Net change in unrealized appreciation (depreciation) .......... (4,268,031,063) (10,078,140) (1,672,451,641)
Net realized and unrealized gain (loss) .......................... (4,768,330,515) (16,792,071) (406,252,854)
Net increase (decrease) in net assets resulting from operations ........ $(4,825,591,060) $(17,240,954) $(403,919,570)

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $12,919,080, $– and $611,626, respectively)
Unaffiliated issuers ...................................... $634,904,481 $— $100,381,110
Non-controlled affiliates (Note 3 f and 12 ) ...................... 12,131,360 3,480 862
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... (346,235) (21,199,854) —
Paid in cash
a
......................................... 608,078,307 62,409,795 62,491
Non-controlled affiliates (Note 3 f and 12 ) ...................... 1,233,576 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 212,990 — —
Non-controlled affiliates (Note 3 f ) ........................... 1,325 — —
Other income (Note 1 i ) ..................................... — — 15,051
Total investment income ................................. 1,256,215,804 41,213,421 100,459,514
Expenses:
Management fees (Note 3 a ) ................................. 138,816,634 9,045,567 14,770,709
Distribution fees: (Note 3c )
    Class A .............................................. 21,311,499 1,172,155 1,340,954
    Class A1 ............................................. 27,053,409 1,434,990 2,611,643
    Class C .............................................. 23,974,528 568,356 1,157,984
    Class R .............................................. 675,678 45,588 224,635
Transfer agent fees: (Note 3e )
    Class A .............................................. 6,959,045 648,102 560,645
    Class A1 ............................................. 14,728,083 1,377,430 1,822,242
    Class C .............................................. 3,012,482 120,828 186,672
    Class R .............................................. 110,324 12,601 46,969
    Class R6 ............................................. 223,829 50,595 75,130
    Advisor Class .......................................... 5,004,208 430,384 664,832
Custodian fees (N ote 4 ) .................................... 279,039 14,234 32,128
Reports to shareholders fees ................................ 1,654,812 170,188 180,836
Registration and filing fees .................................. 407,569 95,985 78,411
Professional fees ......................................... 54,916 39,936 29,622
Trustees' fees and expenses ................................ 262,226 19,930 23,949
Interest expense ......................................... — — 2,759
Other .................................................. 648,355 310,493 59,131
Total expenses ....................................... 245,176,636 15,557,362 23,869,251
Expense reductions (Note 4 ) ............................. (242,337) (21,004) (3)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,324,305) (44,811) (57,894)
Net expenses ....................................... 243,609,994 15,491,547 23,811,354
Net investment income .............................. 1,012,605,810 25,721,874 76,648,160

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 2,386,159,769 (16,806,922) 86,071,826
Non-controlled affiliates (Note 3 f and 12 ) .................... (293,534,915) — —
Written options ......................................... 165,771,414 — —
Foreign currency transactions .............................. (114,494) — 15,131
Net realized gain (loss) ................................ 2,258,281,774 (16,806,922) 86,086,957
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 1,259,110,851 (198,168,144) 974,729,067
Non-controlled affiliates (Note 3 f and 12 ) .................... 108,340,600 — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... (1,596,572) — (48,171)
Written options ......................................... 8,513,077 — —
Net change in unrealized appreciation (depreciation) .......... 1,374,367,956 (198,168,144) 974,680,896
Net realized and unrealized gain (loss) .......................... 3,632,649,730 (214,975,066) 1,060,767,853
Net increase (decrease) in net assets resulting from operations ........ $4,645,255,540 $(189,253,192) $1,137,416,013
*Includes gains from a redemption in-kind (Note 14) $47,765,967
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Focused Growth Fund
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(57,260,545) $(110,881,188) $(448,883) $(644,039)
Net realized gain (loss) ............ (500,299,452) 373,789,285 (6,713,931) 421,805
Net change in unrealized appreciation
(depreciation) ................. (4,268,031,063) 5,609,997,011 (10,078,140) 16,905,656
Net increase (decrease) in net
assets resulting from operations . (4,825,591,060) 5,872,905,108 (17,240,954) 16,683,422
Distributions to shareholders:
Class A ........................ (172,943,583) — (493,434) (319,730)
Class C ........................ (23,184,109) — (38,188) (38,815)
Class R ........................ (4,586,975) — (5,897) (5,388)
Class R6 ....................... (134,824,197) — (415) (542)
Advisor Class ................... (60,590,104) — (131,680) (143,074)
Total distributions to shareholders ..... (396,128,968) — (669,614) (507,549)
Capital share transactions: (Note 2 )
Class A ........................ 342,526,730 1,166,707,331 9,534,449 43,462,387
Class C ........................ (14,177,568) (76,438,621) 1,052,694 883,316
Class R ........................ 10,877,872 22,853,993 1,717 179,679
Class R6 ....................... 726,519,640 2,023,008,052 415 (6,601)
Advisor Class ................... 80,124,126 546,990,073 (8,213,662) 3,763,971
Total capital share transactions ....... 1,145,870,800 3,683,120,828 2,375,613 48,282,752
Net increase (decrease) in net
assets ..................... (4,075,849,228) 9,556,025,936 (15,534,955) 64,458,625
Net assets:
Beginning of period ................ 27,952,860,146 18,396,834,210 112,636,994 48,178,369
End of period ..................... $23,877,010,918 $27,952,860,146 $97,102,039 $112,636,994

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Growth Fund Franklin Income Fund
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,333,284 $4,643,091 $1,012,60 5,810 $2,291,660,125
Net realized gain (loss) ............ 1,266,198,787 2,255,944,532 2,258,281,774 8,277,786,020
Net change in unrealized appreciation
(depreciation) ................. (1,672,451,641) 2,537,596,777 1,374,367,956 4,453,738,736
Net increase (decrease) in net
assets resulting from operations . (403,919,570) 4,798,184,400 4,645,255,540 15,023,184,881
Distributions to shareholders:
Class A ........................ (1,168,961,036) (914,505,600) (716,364,311) (592,401,375)
Class A1 ....................... — — (1,556,210,539) (1,711,720,100)
Class C ........................ (66,622,776) (64,091,884) (295,785,295) (403,199,100)
Class R ........................ (34,890,151) (32,805,859) (11,230,028) (11,176,955)
Class R6 ....................... (278,038,777) (241,399,632) (39,231,491) (54,960,003)
Advisor Class ................... (380,494,855) (294,899,901) (543,234,028) (551,809,902)
Total distributions to shareholders ..... (1,929,007,595) (1,547,702,876) (3,162,055,692) (3,325,267,435)
Capital share transactions: (Note 2 )
Class A ........................ 647,005,867 (27,036,183) 1,792,131,570 4,037,666,517
Class A1 ....................... — — (174,607,472) (2,988,069,908)
Class C ........................ 8,358,752 (175,973,220) (445,983,999) (3,537,489,972)
Class R ........................ (13,802,637) (90,877,145) 26,203,125 (4,876,292)
Class R6 ....................... (44,808,070) (384,267,389) 462,160,486 (1,087,687,048)
Advisor Class ................... 83,844,868 74,268,334 594,962,861 449,167,160
Total capital share transactions ....... 680,598,780 (603,885,603) 2,254,866,571 (3,131,289,543)
Net increase (decrease) in net
assets ..................... (1,652,328,385) 2,646,595,921 3,738,066,419 8,566,627,903
Net assets:
Beginning of period ................ 21,332,850,362 18,686,254,441 72,231,921,730 63,665,293,827
End of period ..................... $19,680,521,977 $21,332,850,362 $75,969,988,149 $72,231,921,730

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $25,721,874 $44,586,688 $76,648,160 $137,021,391
Net realized gain (loss) ............ (16,806,922) (37,616,745) 86,086,957 264,123,410
Net change in unrealized appreciation
(depreciation) ................. (198,168,144) (55,832,649) 974,680,896 331,068,816
Net increase (decrease) in net
assets resulting from operations . (189,253,192) (48,862,706) 1,137,416,013 732,213,617
Distributions to shareholders:
Class A ........................ (10,477,873) (23,887,218) (41,895,287) (73,915,473)
Class A1 ....................... (23,398,439) (56,617,836) (137,896,226) (326,246,620)
Class C ........................ (1,602,562) (5,344,917) (13,375,767) (47,366,175)
Class R ........................ (182,133) (439,687) (3,405,155) (7,457,012)
Class R6 ....................... (3,736,553) (8,320,373) (6,963,915) (14,174,816)
Advisor Class ................... (7,680,415) (18,999,076) (50,580,237) (115,894,567)
Total distributions to shareholders ..... (47,077,975) (113,609,107) (254,116,587) (585,054,663)
Capital share transactions: (Note 2 )
Class A ........................ (121,380,999) (41,286,508) 68,077,183 231,006,447
Class A1 ....................... (123,569,867) (476,854,975) (40,429,925) (149,939,578)
Class C ........................ (31,479,505) (148,136,268) (27,244,479) (208,206,881)
Class R ........................ (1,303,785) (7,497,229) 3,300,773 (3,125,939)
Class R6 ....................... (40,326,309) (46,647,889) 26,250,216 6,307,964
Advisor Class ................... (103,990,515) (25,201,526) 33,947,576 (6,498,496)
Total capital share transactions ....... (422,050,980) (745,624,395) 63,901,344 (130,456,483)
Net increase (decrease) in net
assets ..................... (658,382,147) (908,096,208) 947,200,770 16,702,471
Net assets:
Beginning of period ................ 4,338,368,955 5,246,465,163 6,092,393,388 6,075,690,917
End of period ..................... $3,679,986,808 $4,338,368,955 $7,039,594,158 $6,092,393,388

Franklin Custodian Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on March 31, 2022.
d. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
f. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. Additionally, at March
31, 2022 the Franklin Growth Fund and Franklin Income
Fund held $4,589,742 and $3,384,602, respectively, in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At March 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2022
Shares sold
a
................................... 8,526,767 $1,232,533,317 790,425 $23,989,206
Shares issued in reinvestment of distributions .......... 1,053,359 163,734,102 15,386 489,286
Shares redeemed ............................... (7,468,867) (1,053,740,689) (528,635) (14,944,043)
Net increase (decrease) .......................... 2,111,259 $342,526,730 277,176 $9,534,449
Year ended September 30, 2021
Shares sold
a
................................... 22,450,304 $3,225,590,483 2,298,548 $66,948,165
Shares issued in reinvestment of distributions .......... — — 11,547 311,678
Shares redeemed ............................... (14,413,505) (2,058,883,152) (832,827) (23,797,456)
Net increase (decrease) .......................... 8,036,799 $1,166,707,331 1,477,268 $43,462,387
Class C
Class C Shares:
Six Months ended March 31, 2022
Shares sold ................................... 997,848 $117,486,843 68,388 $2,037,682
Shares issued in reinvestment of distributions .......... 175,065 22,063,462 1,220 38,258
Shares redeemed
a
.............................. (1,359,957) (153,727,873) (37,162) (1,023,246)
Net increase (decrease) .......................... (187,044) $(14,177,568) 32,446 $1,052,694
Year ended September 30, 2021
Shares sold ................................... 2,828,390 $329,663,898 181,084 $5,135,059
Shares issued in reinvestment of distributions .......... — — 1,441 38,661
Shares redeemed
a
.............................. (3,385,379) (406,102,519) (147,086) (4,290,404)
Net increase (decrease) .......................... (556,989) $(76,438,621) 35,439 $883,316
Class R
Class R Shares:
Six Months ended March 31, 2022
Shares sold ................................... 282,132 $38,729,868 14,335 $418,516
Shares issued in reinvestment of distributions .......... 30,631 4,583,974 186 5,897
Shares redeemed ............................... (243,220) (32,435,970) (15,916) (422,696)
Net increase (decrease) .......................... 69,543 $10,877,872 (1,395) $1,717
Year ended September 30, 2021
Shares sold ................................... 616,643 $85,062,126 8,048 $254,410
Shares issued in reinvestment of distributions .......... — — 198 5,336
Shares redeemed ............................... (446,989) (62,208,133) (2,717) (80,067)
Net increase (decrease) .......................... 169,654 $22,853,993 5,529 $179,679
Class R6

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2022
Shares sold ................................... 11,002,432 $1,650,385,451 — $—
Shares issued in reinvestment of distributions .......... 819,201 134,013,149 13 415
Shares redeemed ............................... (7,192,188) (1,057,878,960) — —
Net increase (decrease) .......................... 4,629,445 $726,519,640 13 $415
Year ended September 30, 2021
Shares sold ................................... 25,514,587 $3,822,032,801 — $—
Shares issued in reinvestment of distributions .......... — — 18 490
Shares redeemed ............................... (11,892,075) (1,799,024,749) (248) (7,091)
Net increase (decrease) .......................... 13,622,512 $2,023,008,052 (230) $(6,601)
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2022
Shares sold ................................... 5,094,848 $758,830,512 222,352 $6,874,564
Shares issued in reinvestment of distributions .......... 331,088 53,493,894 4,117 131,564
Shares redeemed ............................... (5,125,874) (732,200,280) (524,746) (15,219,790)
Net increase (decrease) .......................... 300,062 $80,124,126 (298,277) $(8,213,662)
Year ended September 30, 2021
Shares sold ................................... 11,005,673 $1,635,552,794 914,232 $27,927,761
Shares issued in reinvestment of distributions .......... — — 1,206 32,617
Shares redeemed ............................... (7,316,134) (1,088,562,721) (794,013) (24,196,407)
Net increase (decrease) .......................... 3,689,539 $546,990,073 121,425 $3,763,971
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2022
Shares sold
a
................................... 3,954,342 $572,502,804 945,898,753 $2,365,284,948
Shares issued in reinvestment of distributions .......... 7,829,468 1,123,371,927 271,495,759 663,056,586
Shares redeemed ............................... (7,302,379) (1,048,868,864) (495,699,103) (1,236,209,964)
Net increase (decrease) .......................... 4,481,431 $647,005,867 721,695,409 $1,792,131,570
Year ended September 30, 2021
Shares sold
a
................................... 10,761,385 $1,530,421,261 2,486,746,513 $6,012,096,557
Shares issued in reinvestment of distributions .......... 6,500,918 849,149,921 227,899,336 535,039,091
Shares redeemed ............................... (16,660,446) (2,406,607,365) (1,066,730,651) (2,509,469,131)
Net increase (decrease) .......................... 601,857 $(27,036,183) 1,647,915,198 $4,037,666,517
Class A1
Class A1 Shares:
Six Months ended March 31, 2022
Shares sold ................................... — $— 245,816,210 $615,557,189
Shares issued in reinvestment of distributions .......... — — 591,408,115 1,448,912,811
Shares redeemed ............................... — — (895,830,655) (2,239,077,472)
Net increase (decrease) .......................... — $— (58,606,330) $(174,607,472)
Year ended September 30, 2021
Shares sold ................................... — $— 479,110,753 $1,144,654,736
Shares issued in reinvestment of distributions .......... — — 670,125,547 1,566,412,599
Shares redeemed ............................... — — (2,421,276,941) (5,699,137,243)
Net increase (decrease) .......................... — $— (1,272,040,641) $(2,988,069,908)
Class C
Class C Shares:
Six Months ended March 31, 2022
Shares sold ................................... 338,398 $43,385,028 198,513,894 $506,161,518
Shares issued in reinvestment of distributions .......... 521,623 65,667,219 114,724,043 285,587,763
Shares redeemed
a
.............................. (799,791) (100,693,495) (486,017,643) (1,237,733,280)
Net increase (decrease) .......................... 60,230 $8,358,752 (172,779,706) $(445,983,999)
Year ended September 30, 2021
Shares sold ................................... 878,018 $110,767,406 369,536,736 $901,731,340
Shares issued in reinvestment of distributions .......... 540,219 63,146,424 163,270,374 386,364,385
Shares redeemed
a
.............................. (2,680,063) (349,887,050) (1,962,492,383) (4,825,585,697)
Net increase (decrease) .......................... (1,261,826) $(175,973,220) (1,429,685,273) $(3,537,489,972)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended March 31, 2022
Shares sold ................................... 95,901 $13,834,382 18,507,358 $45,298,126
Shares issued in reinvestment of distributions .......... 244,578 34,832,817 4,668,609 11,168,435
Shares redeemed ............................... (429,382) (62,469,836) (12,305,601) (30,263,436)
Net increase (decrease) .......................... (88,903) $(13,802,637) 10,870,366 $26,203,125
Year ended September 30, 2021
Shares sold ................................... 250,280 $35,061,835 21,710,983 $51,205,964
Shares issued in reinvestment of distributions .......... 250,543 32,588,126 4,834,655 11,084,861
Shares redeemed ............................... (1,128,351) (158,527,106) (29,013,897) (67,167,117)
Net increase (decrease) .......................... (627,528) $(90,877,145) (2,468,259) $(4,876,292)
Class R6
Class R6 Shares:
Six Months ended March 31, 2022
Shares sold ................................... 1,722,848 $249,268,095 214,341,083 $528,407,841
Shares issued in reinvestment of distributions .......... 1,758,267 253,489,423 13,275,457 32,512,974
Shares redeemed in-kind (Note 14 ) .................. (448,827) (65,832,485) — —
Shares redeemed ............................... (3,336,482) (481,733,103) (39,606,298) (98,760,329)
Net increase (decrease) .......................... (304,194) $(44,808,070) 188,010,242 $462,160,486
Year ended September 30, 2021
Shares sold ................................... 3,272,102 $463,210,889 89,459,562 $211,443,897
Shares issued in reinvestment of distributions .......... 1,693,859 221,624,576 21,206,893 47,792,309
Shares redeemed in-kind (Note 14 ) .................. (859,936) (116,617,086) — —
Shares redeemed ............................... (6,691,054) (952,485,768) (593,615,276) (1,346,923,254)
Net increase (decrease) .......................... (2,585,029) $(384,267,389) (482,948,821) $(1,087,687,048)
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2022
Shares sold ................................... 1,967,007 $284,288,765 610,857,996 $1,517,810,187
Shares issued in reinvestment of distributions .......... 2,305,617 332,746,676 205,600,345 498,401,166
Shares redeemed ............................... (3,699,840) (533,190,573) (576,037,770) (1,421,248,492)
Net increase (decrease) .......................... 572,784 $83,844,868 240,420,571 $594,962,861
Year ended September 30, 2021
Shares sold ................................... 6,084,784 $911,711,800 1,011,404,240 $2,393,159,824
Shares issued in reinvestment of distributions .......... 1,944,250 254,677,320 215,574,797 501,000,847
Shares redeemed ............................... (7,510,655) (1,092,120,786) (1,052,411,881) (2,444,993,511)
Net increase (decrease) .......................... 518,379 $74,268,334 174,567,156 $449,167,160
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2022
Shares sold
a
................................... 16,413,047 $94,894,782 7,588,694 $162,260,059
Shares issued in reinvestment of distributions .......... 1,733,110 9,946,502 1,795,494 36,670,220
Shares redeemed ............................... (39,147,191) (226,222,283) (6,106,782) (130,853,096)
Net increase (decrease) .......................... (21,001,034) $(121,380,999) 3,277,406 $68,077,183
Year ended September 30, 2021
Shares sold
a
................................... 89,048,888 $536,625,922 22,811,120 $471,624,865
Shares issued in reinvestment of distributions .......... 3,796,157 22,766,715 3,159,167 62,740,214
Shares redeemed ............................... (99,939,196) (600,679,145) (14,909,843) (303,358,632)
Net increase (decrease) .......................... (7,094,151) $(41,286,508) 11,060,444 $231,006,447
Class A1
Class A1 Shares:
Six Months ended March 31, 2022
Shares sold ................................... 6,948,585 $39,826,895 3,003,257 $64,104,793
Shares issued in reinvestment of distributions .......... 3,682,509 21,139,047 6,180,905 126,218,968
Shares redeemed ............................... (31,916,328) (184,535,809) (10,850,149) (230,753,686)
Net increase (decrease) .......................... (21,285,234) $(123,569,867) (1,665,987) $(40,429,925)
Year ended September 30, 2021
Shares sold ................................... 32,558,459 $196,137,703 6,411,233 $130,366,150
Shares issued in reinvestment of distributions .......... 7,736,135 46,404,671 15,028,911 298,136,413
Shares redeemed ............................... (120,294,904) (719,397,349) (28,494,750) (578,442,141)
Net increase (decrease) .......................... (80,000,310) $(476,854,975) (7,054,606) $(149,939,578)
Class C
Class C Shares:
Six Months ended March 31, 2022
Shares sold ................................... 3,024,450 $17,370,982 842,399 $17,910,016
Shares issued in reinvestment of distributions .......... 276,574 1,575,616 642,392 13,009,939
Shares redeemed
a
.............................. (8,780,671) (50,426,103) (2,752,963) (58,164,434)
Net increase (decrease) .......................... (5,479,647) $(31,479,505) (1,268,172) $(27,244,479)
Year ended September 30, 2021
Shares sold ................................... 12,752,895 $76,470,649 2,249,049 $45,668,999
Shares issued in reinvestment of distributions .......... 876,685 5,224,662 2,345,268 46,172,729
Shares redeemed
a
.............................. (38,672,490) (229,831,579) (14,504,035) (300,048,609)
Net increase (decrease) .......................... (25,042,910) $(148,136,268) (9,909,718) $(208,206,881)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended March 31, 2022
Shares sold ................................... 260,507 $1,499,264 512,550 $10,924,601
Shares issued in reinvestment of distributions .......... 31,589 181,280 166,894 3,389,294
Shares redeemed ............................... (515,843) (2,984,329) (519,831) (11,013,122)
Net increase (decrease) .......................... (223,747) $(1,303,785) 159,613 $3,300,773
Year ended September 30, 2021
Shares sold ................................... 908,077 $5,471,084 938,885 $19,039,802
Shares issued in reinvestment of distributions .......... 71,959 431,680 376,330 7,434,213
Shares redeemed ............................... (2,226,889) (13,399,993) (1,459,736) (29,599,954)
Net increase (decrease) .......................... (1,246,853) $(7,497,229) (144,521) $(3,125,939)
Class R6
Class R6 Shares:
Six Months ended March 31, 2022
Shares sold ................................... 6,139,960 $35,727,066 1,919,955 $41,464,483
Shares issued in reinvestment of distributions .......... 640,000 3,690,315 335,442 6,929,859
Shares redeemed ............................... (13,858,280) (79,743,690) (1,027,333) (22,144,126)
Net increase (decrease) .......................... (7,078,320) $(40,326,309) 1,228,064 $26,250,216
Year ended September 30, 2021
Shares sold ................................... 14,680,034 $88,831,810 2,602,530 $53,255,623
Shares issued in reinvestment of distributions .......... 1,368,088 8,243,208 705,440 14,135,443
Shares redeemed ............................... (23,746,448) (143,722,907) (2,987,204) (61,083,102)
Net increase (decrease) .......................... (7,698,326) $(46,647,889) 320,766 $6,307,964
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2022
Shares sold ................................... 11,123,817 $64,183,857 6,411,817 $139,428,391
Shares issued in reinvestment of distributions .......... 1,228,039 7,080,019 2,297,573 47,428,059
Shares redeemed ............................... (30,183,765) (175,254,391) (7,129,399) (152,908,874)
Net increase (decrease) .......................... (17,831,909) $(103,990,515) 1,579,991 $33,947,576
Year ended September 30, 2021
Shares sold ................................... 100,843,441 $605,662,748 15,271,199 $312,500,667
Shares issued in reinvestment of distributions .......... 2,890,966 17,388,910 5,397,482 108,098,490
Shares redeemed ............................... (108,356,509) (648,253,184) (20,941,268) (427,097,653)
Net increase (decrease) .......................... (4,622,102) $(25,201,526) (272,587) $(6,498,496)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Focused Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.410% 0.700% 0.423%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.375% 0.449% 0.458%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,992,916 $40,208 $765,975
CDSC retained ........................... $186,944 $4,835 $33,915
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,371,131 $25,114 $57,399
CDSC retained ........................... $532,220 $140,045 $17,834
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended March 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended March 31, 2022, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $4,317,395 $68,333 $4,214,988
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $13,581,933 $1,318,526 $1,507,992
    aa
Value at
Beginning
of Period Purchases Sales
Realized
Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 396,130,154 $ 3,120,260,194 $ (3,202,749,653) $ — $ — $ 313,640,695 313,640,695 $ 12,717
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 44,677,000 857,243,000 (868,980,000) — — 32,940,000 32,940,000 5,310
Total Affiliated Securities ... $440,807,154 $3,977,503,194 $(4,071,729,653) $— $— $346,580,695 $18,027
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,205,079 $24,988,552 $(26,121,985) $ — $ — $ 2,071,646 2,071,646 $ 148
Total Affiliated Securities ... $3,205,079 $24,988,552 $(26,121,985) $— $— $2,071,646 $148
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized
Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 141,998,542 $1,002,155,109 $(1,066,320,459) $ — $ — $77,833,192 77,833,192 $5,554
$
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 76,774,000 363,614,000 (421,444,000) — — 18,944,000 18,944,000 2,211
Total Affiliated Securities ... $218,772,542 $1,365,769,109 $(1,487,764,459) $— $— $96,777,192 $7,765
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,428,988,776 $ 10,766,404,378 $(12,183,067,612) $ — $ — $2,012,325,542 2,012,325,542 $121,035
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 1,876,000 482,977,697 (394,517,697) — — 90,336,000 90,336,000 1,325
Total Affiliated Securities ... $3,430,864,776 $11,249,382,075 $(12,577,585,309) $— $— $2,102,661,542 $122,360
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 85,708,046 $480,894,596 $(477,208,501) $— $— $89,394,141 89,394,141 $3,480
Total Affiliated Securities ... $85,708,046 $480,894,596 $(477,208,501) $— $— $89,394,141 $3,480
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 12,629,462 $ 237,976,750 $(213,739,968) $ — $ — $36,866,244 36,866,244 $ 862
Total Affiliated Securities ... $12,629,462 $237,976,750 $(213,739,968) $— $— $36,866,244 $862
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Focused Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.85% based on the average net assets of each class until January 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2023.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended March 31, 2022, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended March 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At September 30, 2021, the capital loss carryforwards were as follows:
Franklin Income
Fund
Purchases .............................. $18,212,500
Sales .................................. —
Realized gain (loss) ....................... —
Franklin U.S.
Government
Securities Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 280,349,613
Long term ............................. 410,781,366
Total capital loss carryforwards ............ $691,130,979
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2021, the deferred losses were as follows:
At March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, EU reclaims, passive foreign investment company shares, paydown losses, bond discounts and premiums, corporate actions, equity-linked securities, wash sales and gains realized on in-kind shareholder redemptions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended March 31,
2022, were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
a a a
Late-year ordinary loss ..................... $88,558,636 $559,818
Post-October capital loss ................... — 18,568
$88,558,636 $578,386
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $13,780,158,564 $85,315,272 $6,091,948,973
Unrealized appreciation ..................... $10,341,431,287 $18,505,942 $13,996,555,882
Unrealized depreciation ..................... (198,825,662) (3,210,246) (347,317,392)
Net unrealized appreciation (depreciation) ....... $10,142,605,625 $15,295,696 $13,649,238,490
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $72,332,526,472 $3,797,293,674 $3,071,557,198
Unrealized appreciation ..................... $6,756,866,103 $38,680,244 $3,934,010,667
Unrealized depreciation ..................... (2,857,199,102) (147,714,259) (6,465,517)
Net unrealized appreciation (depreciation) ....... $3,899,667,001 $(109,034,015) $3,927,545,150
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $7,480,360,587 $36,051,586 $688,507,706
Sales .................................. $6,630,727,860 $29,530,971 $1,773,966,219
a
5. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a
Sales of investments excludes in-kind transactions of $64,770,944.
At March 31, 2022 , in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk
At March 31, 2022, Franklin Income Fund had 25.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $25,807,210,803 $852,659,950 $163,646,425
Sales .................................. $22,719,338,041 $1,293,905,871 $331,086,333
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $41,175,498 $23,680,330 $113,119,450
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of
Assets and Liabilities.
6. Investment Transactions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At March 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended March 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended March 31, 2022, the average month end notional amount of options represented 32,958,314 shares.
See Note 1(e) regarding derivative financial instruments.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva , Inc. ................................ 11/08/21 $ 43,323,040 $ 20,070,622
2,353 Canva , Inc., A .............................. 11/08/21 4,011,298 1,858,347
94 Canva , Inc., A-3 ............................. 11/08/21 160,247 74,239
8 Canva , Inc., A-4 ............................. 11/08/21 13,638 6,318
5 Canva , Inc., A-5 ............................. 11/08/21 8,524 3,949
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 30,000,062
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 16,732,791
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 13,603,370
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 15,720,690
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 22,011,201
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $171,194,511 $120,081,589
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 68,486,000
Total .................... $— $68,486,000
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $165,771,414 Written options $8,513,077
Total ....................... $165,771,414 $8,513,077
10. Restricted Securities
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2022, investments in “affiliated companies” were as follows:
13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended March 31, 2022, the
Funds did not use the Global Credit Facility.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Chesapeake Energy Corp. $ 307,950,000 $ — $ (219,917,255) $ (172,170,414) $ —
a
$ —
a
— $ 10,132,844
Chesapeake Energy Corp.,
2/09/26 .......... 391,333,500 — (443,405,550) (211,758,187) —
b
 —
b
— 3,000
Chesapeake Energy Corp.,
Escrow Account, 144A 26,742,500 — — — —
a
—
a
— 734,375
CHS/Community Health
Systems, Inc. ...... 117,000,000 — — — 1,700,000 118,700,000 10,000,000 —
Civitas Resources, Inc. . 162,860,000 — (178,910,510) 50,730,510 —
b
—
b
— 1,140,106
Weatherford International
plc ............. 232,499,400 — (145,703,176) 39,663,176 106,640,600 233,100,000 7,000,000 —
$1,238,385,400 $— $(987,936,491) $ (293,534,915) $ 108,340,600 $351,800,000 — $ 12,010,325
Interest
Civitas Resources, Inc.,
Senior Note, 7.5%,
4/30/26 .......... 33,003,296 — — — —
a
—
a
— 1,233,576
Total Affiliated Securities
(Value is 0.5% of Net
Assets) .......... $1,271,388,696 $— $(987,936,491) (293,534,915) 108,340,600 $351,800,000 $13,243,901
a
As of March 31, 2022, no longer an affiliate.
b
As of March 31, 2022, no longer held by the fund.

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
14. Redemption In-Kind
During the period ended March 31, 2022 and year ended September 30, 2021, the Fund realized $47,765,967 and
$80,827,002, respectively, of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 167,761,500 $ — $ — $ 167,761,500
Automobiles .......................... 716,604,000 — — 716,604,000
Banks ............................... 153,848,750 — — 153,848,750
Biotechnology ......................... 29,068,000 78,228,428 — 107,296,428
Capital Markets ........................ 683,405,500 — — 683,405,500
Chemicals ........................... 100,431,500 95,740,682 — 196,172,182
Construction & Engineering ............... 66,463,050 — — 66,463,050
Electric Utilities ........................ 296,485,000 — — 296,485,000
Electronic Equipment, Instruments &
Components ........................ 300,669,500 92,751,951 — 393,421,451
Energy Equipment & Services ............. 87,384,000 — — 87,384,000
Entertainment ......................... 167,706,000 — — 167,706,000
Equity Real Estate Investment Trusts (REITs) . 208,970,000 — — 208,970,000
Health Care Equipment & Supplies ......... 1,633,238,250 — — 1,633,238,250
Health Care Providers & Services .......... 254,985,000 — — 254,985,000
Health Care Technology ................. 412,193,000 — — 412,193,000
Hotels, Restaurants & Leisure ............. 231,346,000 — — 231,346,000
Industrial Conglomerates ................ 236,115,000 — — 236,115,000
Interactive Media & Services .............. 1,477,470,000 23,047,319 — 1,500,517,319
Internet & Direct Marketing Retail .......... 1,855,976,200 1,353,097 — 1,857,329,297
IT Services ........................... 1,803,342,388 396,192,678 — 2,199,535,066
Life Sciences Tools & Services ............ 1,589,386,000 161,473,990 — 1,750,859,990
Media ............................... 12,765,244 — — 12,765,244
Pharmaceuticals ....................... 428,537,500 — — 428,537,500
Professional Services ................... 59,949,000 — — 59,949,000
Semiconductors & Semiconductor Equipment . 3,306,970,500 54,627,169 — 3,361,597,669
Software ............................. 5,995,631,800 — — 5,995,631,800

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Technology Hardware, Storage & Peripherals . $ 349,220,000 $ — $ — $ 349,220,000
Trading Companies & Distributors .......... 38,610,000 — — 38,610,000
Short Term Investments ................... 346,580,695 8,235,498 — 354,816,193
Total Investments in Securities ........... $23,011,113,377 $911,650,812
a
$— $23,922,764,189
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,101,840 — — 1,101,840
Automobiles .......................... 5,819,040 — — 5,819,040
Capital Markets ........................ 2,262,960 — — 2,262,960
Electric Utilities ........................ 3,939,015 — — 3,939,015
Energy Equipment & Services ............. 924,814 — — 924,814
Entertainment ......................... 567,086 — — 567,086
Equity Real Estate Investment Trusts (REITs) . 2,064,600 — — 2,064,600
Food & Staples Retailing ................. 4,606,800 — — 4,606,800
Health Care Equipment & Supplies ......... 7,666,780 — — 7,666,780
Health Care Technology ................. 1,062,300 — — 1,062,300
Interactive Media & Services .............. 5,562,700 — — 5,562,700
Internet & Direct Marketing Retail .......... 10,731,434 — — 10,731,434
IT Services ........................... 6,135,654 1,980,963 — 8,116,617
Life Sciences Tools & Services ............ 4,941,830 — — 4,941,830
Metals & Mining ....................... 953,864 — — 953,864
Personal Products ..................... 1,225,440 — — 1,225,440
Road & Rail .......................... 500,770 — — 500,770
Semiconductors & Semiconductor Equipment . 15,672,761 — — 15,672,761
Software ............................. 20,818,671 — — 20,818,671
Short Term Investments ................... 2,071,646 — — 2,071,646
Total Investments in Securities ........... $98,630,005 $1,980,963
b
$— $100,610,968
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 851,992,248 — — 851,992,248
Auto Components ...................... 72,478,180 — — 72,478,180
Automobiles .......................... 204,288,990 — — 204,288,990
Beverages ........................... 553,104,358 — — 553,104,358
Biotechnology ......................... 352,690,976 — — 352,690,976
Building Products ...................... 240,161,370 — — 240,161,370
Capital Markets ........................ 861,110,309 — — 861,110,309
Chemicals ........................... 459,519,683 — — 459,519,683
Commercial Services & Supplies ........... 84,615,163 — — 84,615,163
Construction Materials .................. 119,870,142 — — 119,870,142
Electric Utilities ........................ 170,601,027 — — 170,601,027
Electrical Equipment .................... 91,453,507 — — 91,453,507
Electronic Equipment, Instruments &
Components ........................ 589,675,531 — — 589,675,531
Entertainment ......................... 230,158,987 — — 230,158,987
Equity Real Estate Investment Trusts (REITs) . 207,179,349 — — 207,179,349
Food & Staples Retailing ................. 21,536,790 — — 21,536,790
Food Products ........................ 32,225,529 — — 32,225,529
Health Care Equipment & Supplies ......... 944,590,849 — — 944,590,849
15. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ 196,836,597 $ — $ — $ 196,836,597
Health Care Technology ................. 62,914,943 — — 62,914,943
Hotels, Restaurants & Leisure ............. 186,196,723 — — 186,196,723
Interactive Media & Services .............. 896,116,625 — — 896,116,625
Internet & Direct Marketing Retail .......... 879,012,918 — — 879,012,918
IT Services ........................... 1,024,016,212 117,702,902 20,070,622 1,161,789,736
Life Sciences Tools & Services ............ 1,221,609,096 — — 1,221,609,096
Machinery ............................ 745,316,924 — — 745,316,924
Media ............................... 106,694,158 — — 106,694,158
Personal Products ..................... 55,913,063 — — 55,913,063
Pharmaceuticals ....................... 799,258,619 — — 799,258,619
Professional Services ................... 252,448,894 — — 252,448,894
Road & Rail .......................... 725,123,083 — — 725,123,083
Semiconductors & Semiconductor Equipment . 1,429,166,286 — — 1,429,166,286
Software ............................. 3,250,261,862 — 45,720,752 3,295,982,614
Technology Hardware, Storage & Peripherals . 958,340,001 — — 958,340,001
Textiles, Apparel & Luxury Goods .......... 251,539,332 — — 251,539,332
Trading Companies & Distributors .......... 160,203,166 — — 160,203,166
Water Utilities ......................... 113,667,961 — — 113,667,961
Convertible Preferred Stocks ............... — — 54,290,215 54,290,215
Short Term Investments ................... 96,777,192 4,736,329 — 101,513,521
Total Investments in Securities ........... $19,498,666,643 $122,439,231
c
$120,081,589 $19,741,187,463
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 955,302,619 — — 955,302,619
Banks ............................... 2,163,049,700 310,179,843 — 2,473,229,543
Beverages ........................... 376,605,000 — — 376,605,000
Biotechnology ......................... 1,213,135,000 — — 1,213,135,000
Capital Markets ........................ 349,600,000 — — 349,600,000
Chemicals ........................... 249,910,000 313,875,705 — 563,785,705
Communications Equipment .............. 557,600,000 — — 557,600,000
Containers & Packaging ................. 210,013,697 — — 210,013,697
Diversified Telecommunication Services ..... 2,085,773,501 — — 2,085,773,501
Electric Utilities ........................ 3,984,150,000 — — 3,984,150,000
Energy Equipment & Services ............. 233,100,000 — — 233,100,000
Entertainment ......................... 75,438,000 — — 75,438,000
Food & Staples Retailing ................. 297,914,460 — — 297,914,460
Health Care Equipment & Supplies ......... 443,800,000 — — 443,800,000
Health Care Providers & Services .......... 118,700,000 — — 118,700,000
Household Products .................... 343,800,000 — — 343,800,000
Independent Power and Renewable Electricity
Producers .......................... 127,875,000 — — 127,875,000
Industrial Conglomerates ................ 410,027,400 553,944,443 — 963,971,843
Insurance ............................ 298,809,336 — — 298,809,336
IT Services ........................... 390,060,000 — — 390,060,000
Media ............................... 321,793,860 — — 321,793,860
Metals & Mining ....................... 176,962,500 — — 176,962,500
Multi-Utilities .......................... 2,068,065,000 — — 2,068,065,000
Oil, Gas & Consumable Fuels ............. 3,169,681,380 — — 3,169,681,380
Personal Products ..................... — 454,062,485 — 454,062,485
Pharmaceuticals ....................... 3,147,405,000 737,703,701 — 3,885,108,701
15. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 899,298,840 $ — $ — $ 899,298,840
Specialty Retail ........................ 299,330,000 — — 299,330,000
Tobacco ............................. 516,670,000 84,000,831 — 600,670,831
Wireless Telecommunication Services ....... — 286,984,394 — 286,984,394
Equity-Linked Securities ................... — 13,422,511,379 — 13,422,511,379
Convertible Preferred Stocks :
Capital Markets ........................ 100,318,500 — — 100,318,500
Electric Utilities ........................ 1,386,570,000 — — 1,386,570,000
Machinery ............................ 19,944,000 — — 19,944,000
Multi-Utilities .......................... 621,769,660 — — 621,769,660
Thrifts & Mortgage Finance ............... — 32,937,500 — 32,937,500
Preferred Stocks ........................ 31,480,000 — — 31,480,000
Convertible Bonds ....................... — 291,146,012 — 291,146,012
Corporate Bonds ........................ — 23,053,507,570 — 23,053,507,570
Senior Floating Rate Interests ............... — 139,057,189 — 139,057,189
U.S. Government and Agency Securities ....... — 6,742,236,330 — 6,742,236,330
Asset-Backed Securities .................. — 49,898,124 — 49,898,124
Mortgage-Backed Securities ................ — 33,387,522 — 33,387,522
Escrows and Litigation Trusts ............... — 25,849,000 — 25,849,000
Short Term Investments ................... 2,102,661,542 22,783,450 — 2,125,444,992
Total Investments in Securities ........... $29,746,613,995 $46,554,065,478
d
$— $76,300,679,473
Liabilities:
Other Financial Instruments:
Options written .......................... $ 68,486,000 $ — $ — $ 68,486,000
Total Other Financial Instruments ......... $68,486,000 $— $— $68,486,000
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 18,928,164 — 18,928,164
Mortgage-Backed Securities ................ — 3,579,937,354 — 3,579,937,354
Short Term Investments ................... 89,394,141 — — 89,394,141
Total Investments in Securities ........... $89,394,141 $3,598,865,518 $— $3,688,259,659
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 71,955,000 — — 71,955,000
Diversified Telecommunication Services ..... — 78,368,326 — 78,368,326
Electric Utilities ........................ 3,995,994,606 32,585,242 — 4,028,579,848
Gas Utilities .......................... 126,563,000 — — 126,563,000
Independent Power and Renewable Electricity
Producers .......................... 88,677,000 — — 88,677,000
Multi-Utilities .......................... 2,129,406,182 181,424,472 — 2,310,830,654
Oil, Gas & Consumable Fuels ............. 151,114,000 — — 151,114,000
Water Utilities ......................... 76,695,000 29,453,276 — 106,148,276
Short Term Investments ................... 36,866,244 — — 36,866,244
Total Investments in Securities ........... $6,677,271,032 $321,831,316
f
$— $6,999,102,348
a
Includes foreign securities valued at $903,415,314, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
15. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
b
Includes foreign securities valued at $1,980,963, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $117,702,902, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $2,740,751,402, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
e
For detailed categories, see the accompanying schedule of investments.
f
Includes foreign securities valued at $243,462,990, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
USD United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
NYRS New York Registry Shares
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
15. Fair Value Measurements
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Custodian Funds (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the

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Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in a Performance Universe.
The Board also considered the performance returns for the
Franklin Income Fund in comparison to the performance
returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin DynaTech Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
multi-cap growth funds. The Board noted that the Fund’s
annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Focused Growth Fund – The Performance Universe
for the Fund included the Fund and all retail and institutional large-cap growth funds. The Board noted that the Fund’s
annualized total return for the one-, three- and five-year
periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Growth Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
multi-cap growth funds. The Board noted that the Fund’s
annualized total return for the one- and 10-year periods
was above the median of its Performance Universe, but
for the three- and five-year periods was below the median
of its Performance Universe. The Board also noted
that, while below the median, the Fund’s three- and five-
year annualized total return was 22.83% and 20.32%,
respectively. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Income Fund – The Performance Universe for the
Fund included the Fund and all retail and institutional flexible portfolio funds. The Performance Customized Peer Group
for the Fund included funds sorted by trailing 12-month
yield and set to be top quartile (highest yield). The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians
and in the first quintile (best) of its Performance Universe and Performance Customized Peer Group. The Board also
noted that the Fund’s annualized total return for the one- and
10-year periods was above the medians of its Performance
Universe and Performance Customized Peer Group, and for
the three- and five-year periods was below the medians of its
Performance Universe and Performance Customized Peer
Group. The Board considered the income-related attributes
of the Fund (such as a fund’s investment objective and/or
investment strategy) and that the evaluation of the Fund’s
performance relative to its peers on an income return basis
was appropriate given the Fund’s income-related attributes
and investor expectations. The Board concluded that the
Fund’s performance was satisfactory.
Franklin U.S. Government Securities Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional Government National Mortgage
Association (Ginnie Mae) funds. The Board noted that
the Fund’s annualized income return for the one-, three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board further noted the Fund’s conservative
policy of investing substantially all of its assets in Ginnie
Mae obligations. The Board considered the income-related
attributes of the Fund (such as a fund’s investment objective and/or investment strategy) and that the evaluation of the
Fund’s performance relative to its peers on an income return basis was appropriate given the Fund’s income-related
attributes and investor expectations. The Board concluded
that the Fund’s performance was satisfactory.

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Franklin Utilities Fund – The Performance Universe for
the Fund included the Fund and all retail and institutional
utility funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the one- and five-year periods was below the median
of its Performance Universe, but for the three- and 10-year
periods was above the median of its Performance Universe.
The Board discussed the Fund’s annualized total return
performance with management and management explained
that the Fund invests at least 80% of its net assets in the
securities of public utilities companies, whereas peers have less exposure to the utilities sector and benefitted from
the performance of their non-utilities sector holdings. The
Board considered the income-related attributes of the Fund
(such as a fund’s investment objective and/or investment
strategy) and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given the Fund’s income-related attributes and
investor expectations. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Franklin Income
Fund, Franklin U.S. Government Securities Fund and
Franklin Utilities Fund and for Class A shares for the Franklin
DynaTech Fund and Franklin Growth Fund and for each
other fund in the applicable Expense Group. In addition,
the actual total expense ratio was shown for Advisor Class
shares for the Franklin Focused Growth Fund and for Class
K6 shares, Class I shares, Class N shares, Class P shares,
Class Z shares, Investor Class shares or Institutional Class shares for each other fund in the Fund’s Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin DynaTech Fund, Franklin Growth Fund, Franklin
Income Fund and Franklin Utilities Fund – The Expense
Group for each of the Franklin DynaTech Fund and Franklin
Growth Fund included the respective Fund and 13 other
multi-cap growth funds. The Expense Group for the Franklin
Income Fund included the Fund and 13 other flexible
portfolio funds. The Expense Group for the Franklin Utilities
Fund included the Fund and six other utility funds. The Board noted that the Management Rates and actual total expense
ratios for the Funds were below the medians and in the
first quintile (least expensive) of their respective Expense
Groups. The Board concluded that the Management Rates
charged to the Funds are reasonable.
Franklin Focused Growth Fund – The Expense Group for
the Fund included the Fund and 15 other large-cap growth
funds. The Board noted that the Management Rate for the
Fund was below the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was approximately six basis points above the median
of its Expense Group and reflected a fee waiver from
management. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin U.S. Government Securities Fund – The Expense
Group for the Fund included the Fund, five other Ginnie
Mae funds, and six US mortgage funds. The Board noted
that the Management Rate for the Fund was less than 2
basis points above the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was below the median and in the first quintile (least
expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of

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FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Focused Growth Fund does not have an asset size
that would likely enable the Fund to achieve economies of
scale. The Board concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
each Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

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Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF S 05/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 26, 2022